                                         Registration Nos. 33-35190 and 811-6114


As filed with the Securities and Exchange Commission on December 28, 2000



                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [X]
         Post-Effective Amendment No. 25                                   [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [X]
         Amendment No.  23


                           AMERICAN PERFORMANCE FUNDS

               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
                    3435 STELZER ROAD, COLUMBUS, OHIO 43219

                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)
              REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
                                  800-762-7085

                        Jeffrey Shiverdecker, Treasurer
                           American Performance Funds
                    3435 Stelzer Road, Columbus, Ohio 43219

                    (Name and Address of Agent for Service)

                          COPIES OF COMMUNICATIONS TO:
                          Martin E. Lybecker, Esquire
                                  Ropes & Gray
                              One Franklin Square
                  1301 K Street, N.W., Washington, D.C. 20005

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:  CONTINUOUS


It is proposed that this filing become effective (check appropriate box)

        [ ]  Immediately upon filing pursuant to paragraph (b)
        [X]  On January 1, 2001 pursuant to paragraph (b)
        [ ]  60 days after filing pursuant to paragraph (a)(1)
        [ ]  On (date) pursuant to paragraph (a)(1)
        [ ]  75 days after filing pursuant to paragraph (a)(2)
        [ ]  on (date) pursuant to paragraph (a)(2) of Rule 485
        [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

TITLE OF SECURITIES BEING REGISTERED: SHARES OF BENEFICIAL INTEREST

                                  (FLAG LOGO)

                           AMERICAN PERFORMANCE FUNDS

                                         Prospectus
                                         January 1, 2001

                                         U.S. Treasury Fund
                                         Cash Management Fund

               (APPLE BUSHEL ARTWORK)

                                         THE SECURITIES AND EXCHANGE COMMISSION
                                         HAS NOT APPROVED OR DISAPPROVED OF
                                         THESE SECURITIES OR DETERMINED WHETHER
                                         THIS PROSPECTUS IS ACCURATE OR
                                         COMPLETE. ANY REPRESENTATION TO THE

                                         CONTRARY IS UNLAWFUL.

(APPLE LOGO)

                                  (FLAG LOGO)

                           AMERICAN PERFORMANCE FUNDS

HOW TO READ THIS PROSPECTUS

This prospectus is arranged into
different sections so that you can easily review this important information. The next page contains general information you should know about investing in the Funds.

If you would like more detailed
information about each Fund, please see
the Fund Summaries.

TABLE OF CONTENTS
Introduction                                   1
FUND SUMMARIES                                 2
    U.S. Treasury Fund                         2
    Cash Management Fund                       6

If you would like more information about the following topics, please see:

YOUR ACCOUNT                                  10
    Distribution/Service (12b-1) Fees         10
    Opening an Account                        10
    Buying Shares                             11
    Selling Shares                            13
    Exchanging Shares                         16
    Transaction Policies                      16
    Additional Investor Services              17
    Dividends and Capital Gains               17
    Taxes                                     18
INVESTMENT MANAGEMENT                         20
FINANCIAL HIGHLIGHTS                          21
INVESTMENT PRACTICES AND RISKS                24
GLOSSARY OF INVESTMENT TERMS                  31

To obtain more information about the
American Performance Funds please refer
to the back cover of the prospectus.

January 1, 2001

(APPLE LOGO)

    PROSPECTUS

                                  (FLAG LOGO)

                           AMERICAN PERFORMANCE FUNDS

Introduction


                                Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities. Before you invest, you should know a few things about investing in mutual funds.



                                ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN A FUND. YOUR INVESTMENT IN A FUND IS NOT A DEPOSIT OR AN OBLIGATION OF BANK OF OKLAHOMA, N.A., ITS AFFILIATES, OR ANY BANK. IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY.


                                Each Fund has its own investment goal and strategies for reaching that goal. However, it cannot be guaranteed that a Fund will achieve its goal. Before investing, make sure that the Fund's goal matches your own.

                                The portfolio manager invests each Fund's assets in a way that the manager believes will help the Fund achieve its goal. A manager's judgments about the bond and stock markets, economy and companies, and his method of investment selection, may cause a Fund to underperform other funds with similar objectives.

    PROSPECTUS

                                  (FLAG LOGO)

                           AMERICAN PERFORMANCE FUNDS

Fund Summaries
 MONEY MARKET FUNDS

                                U.S. Treasury Fund
                                ------------------------------------------------

                                INVESTMENT GOAL

                                Current income with liquidity and stability of principal by investing in U.S. Treasury obligations and repurchase agreements.

                                PRINCIPAL INVESTMENT STRATEGY

                                The U.S. Treasury Fund seeks current income with liquidity and stability of principal by investing exclusively in short-term obligations backed by the full faith and credit of the U.S. government, all of which may be subject to repurchase agreements. The Fund normally invests at least 65% of its assets in U.S. Treasury obligations, some of which may be subject to repurchase agreements. The Fund currently maintains an average weighted portfolio maturity of 60 days or less.

                                WHAT ARE THE MAIN RISKS OF INVESTING IN THIS
                                FUND?

                                Your investment in the Fund may be subject to the following principal risks:

                                - INTEREST RATE RISK -- Interest rate risk
                                  involves the possibility that the Fund's yield will decrease due to a decline in interest rates.

                                - NET ASSET VALUE RISK -- The risk that the Fund
                                  will be unable to meet its goal of a constant $1 per share.

                                For more information about these risks please refer to the section titled "Investment Practices and Risks."
MATURITY:
A PORTFOLIO'S LEVEL OF INTEREST RATE EXPOSURE IS COMMONLY INDICATED BY THE TERM MATURITY. GENERALLY SPEAKING, THE LONGER A PORTFOLIO'S MATURITY, THE GREATER ITS LEVEL OF INTEREST RATE EXPOSURE.

(APPLE LOGO)

    PROSPECTUS

                                AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF BANK OF OKLAHOMA, N.A., ITS AFFILIATES, OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                                PERFORMANCE INFORMATION

                                The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

                                This bar chart shows changes in the Fund's performance from year to year.*
                                 ANNUAL TOTAL RETURNS (PERIODS ENDED 12/31)
                                                  [BAR GRAPH]

                                                                                  %
                                                                                 ----
1991                                                                             5.49
1992                                                                              3.2
1993                                                                             2.49
1994                                                                             3.51
1995                                                                             5.22
1996                                                                             4.68
1997                                                                             4.86
1998                                                                             4.75
1999                                                                             4.35


                                * The performance information shown above is
                                  based on a calendar year. The Fund's total return from 1/1/00 to 9/30/00 was 4.09%.


                               Best Quarter:            Q1   1991    1.53%
                               Worst Quarter:           Q4   1993    0.61%

    PROSPECTUS

                                       4
FUND SUMMARIES

                                This table shows the Fund's average annual total returns for periods ending December 31, 1999. AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDED 12/31/99)

                                                                                Since
                                                                              Inception
                                                       1 Year      5 Years    (9/5/90)
                               --------------------------------------------------------
                               U.S. Treasury Fund       4.35%       4.77%       4.39%
                               --------------------------------------------------------

                                 YIELD

                                The 7-day yield for the period ended 12/31/99 was 4.40%.

                                You may obtain the most current yield
                                information for the Fund by calling (800)
                                762-7085.

YIELD:
ALL MUTUAL FUNDS MUST USE THE SAME FORMULAS TO CALCULATE YIELD AND EFFECTIVE YIELD. THE FUND TYPICALLY ADVERTISES PERFORMANCE IN TERMS OF A 7-DAY YIELD AND 7-DAY EFFECTIVE YIELD AND MAY ADVERTISE TOTAL RETURN. THE 7-DAY YIELD QUOTATION MORE CLOSELY REFLECTS CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN QUOTATION. THE 7-DAY EFFECTIVE YIELD WILL BE SLIGHTLY HIGHER THAN THE YIELD BECAUSE OF THE COMPOUNDING EFFECT OF THE ASSUMED REINVESTMENT. CURRENT YIELDS AND EFFECTIVE YIELDS FLUCTUATE DAILY AND WILL VARY DUE TO FACTORS SUCH AS INTEREST RATES AND THE QUALITY, LENGTH OF MATURITIES, AND TYPE OF INVESTMENTS IN THE PORTFOLIO.

(APPLE LOGO)

    PROSPECTUS

FEES AND EXPENSES
------------------------------------------------
Shareholder Fees
This table describes the shareholder fees that
you pay if you purchase or sell Fund shares. You
would pay these fees directly from your
investment in the Fund.
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)           0%
Maximum Deferred Sales Charge (Load)          0%
(as a percentage of net asset value)
------------------------------------------------
Annual Fund Operating Expenses
This table describes the Fund's expenses that
you pay indirectly if you hold Fund shares.
Investment Advisory Fees                   0.40%
Distribution/Service (12b-1) Fees         0.25%*
Other Expenses                             0.31%
TOTAL ANNUAL FUND OPERATING EXPENSES      0.96%*
------------------------------------------------
* During the last fiscal year, the Distributor
  agreed to waive Distribution/Service (12b-1)
  Fees by 0.25%. This fee waiver is expected to
  continue through December 31, 2001.
  Accordingly, actual annual fund operating
  expenses were as follows:
     Investment Advisory Fees              0.40%
     Distribution/Service (12b-1) Fees     0.00%
     Other Expenses                        0.31%
     TOTAL ANNUAL FUND OPERATING EXPENSES  0.71%
---------------------------------------------------
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same.
Although your actual costs and returns may be different, your approximate costs of investing
$10,000 in the Fund would be:

   1 Year        3 Years        5 Years        10 Years
---------------------------------------------------------
    $98            $306           $531          $1,178

ADDITIONAL INFORMATION

DIVIDENDS




Dividends are paid monthly.


INVESTMENT ADVISER

Bank of Oklahoma, N.A. Tulsa, OK

INCEPTION DATE

September 5, 1990

NET ASSETS AS OF NOVEMBER 30, 2000


$659 million


SUITABLE FOR IRAS

Yes

MINIMUM INITIAL INVESTMENT

$1,000

AMERICAN PERFORMANCE FUND NUMBER

002

CUSIP NUMBER

028846103

TICKER SYMBOL

APGXX

    PROSPECTUS

                                       6
FUND SUMMARIES

                                Cash Management Fund
                                ------------------------------------------------

                                INVESTMENT GOAL

                                Current income with liquidity and stability of principal by investing in high-quality, short-term debt instruments.

                                PRINCIPAL INVESTMENT STRATEGY

                                The Cash Management Fund seeks current income with liquidity and stability of principal by investing in money market instruments which present minimal credit risks. The Fund invests primarily in high-quality instruments including obligations issued by the U.S. government or its agencies or instrumentalities, commercial paper, medium-term notes, certificates of deposit, time deposits, bankers' acceptances and repurchase agreements. These obligations may be variable or floating rate instruments or variable amount master demand notes. To be considered high-quality, a security must be rated in one of the two highest credit quality categories for short-term securities or determined by the Fund's Adviser to be of comparable quality. The Fund currently maintains an average weighted portfolio maturity of 35 to 75 days.


                                WHAT ARE THE MAIN RISKS OF INVESTING IN THIS
                                FUND?


                                Your investment in the Fund may be subject to the following principal risks:

                                - CREDIT RISK -- Credit risk is the possibility
                                  that an issuer cannot make timely interest and principal payments on its securities. Because the Fund will only invest in securities believed to pose minimal credit risk, it is unlikely that losses due to credit risk will cause a decline in the value of your investment. However, even if not severe enough to cause such a decline in principal value, credit losses could reduce the Fund's yield. In general, lower-rated securities have higher credit risks.
MATURITY:
A PORTFOLIO'S LEVEL OF INTEREST RATE EXPOSURE IS COMMONLY INDICATED BY THE TERM MATURITY. GENERALLY SPEAKING, THE LONGER A PORTFOLIO'S MATURITY, THE GREATER ITS LEVEL OF INTEREST RATE EXPOSURE.

(APPLE LOGO)

    PROSPECTUS

                                - INTEREST RATE RISK -- Interest rate risk
                                  involves the possibility that the Fund's yield will decrease due to a decline in interest rates.

                                - NET ASSET VALUE RISK -- The risk that the Fund
                                  will be unable to meet its goal of a constant $1 per share.

                                For more information about these risks please refer to the section titled "Investment Practices and Risks."

                                AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF BANK OF OKLAHOMA, N.A., ITS AFFILIATES, OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                                PERFORMANCE INFORMATION

                                The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

    PROSPECTUS

                                       8
FUND SUMMARIES

This bar chart shows changes in the Fund's performance from year to year.*
 ANNUAL TOTAL RETURNS (PERIODS ENDED 12/31)

                                  [BAR GRAPH]

                                                                                  %
                                                                                 ----
1991                                                                             6.19
1992                                                                             3.57
1993                                                                             2.78
1994                                                                             3.76
1995                                                                             5.52
1996                                                                             5.02
1997                                                                             5.11
1998                                                                             5.01
1999                                                                             4.72


* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/00 to 9/30/00 was 4.33%.

                               Best Quarter:              Q1   1991   1.77%
                               Worst Quarter:             Q4   1993   0.67%


This table shows the Fund's average annual total returns for periods ending December 31, 1999.
AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDED 12/31/99)

                                                                                Since
                                                                              Inception
                                                       1 Year      5 Years    (9/21/90)
                               --------------------------------------------------------
                               Cash Management
                                 Fund                   4.72%       5.08%       4.72%
                               --------------------------------------------------------

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/99 to 9/30/99 was 3.41%.
-------------------------------------------------
 YIELD
For the period ended 12/31/99 the 7-day yield was 5.10%.

                                 You may obtain the most current yield
                                 information for the Fund by calling (800)
                                 762-7085.
YIELD:
ALL MUTUAL FUNDS MUST USE THE SAME FORMULAS TO CALCULATE YIELD AND EFFECTIVE YIELD. THE FUND TYPICALLY ADVERTISES PERFORMANCE IN TERMS OF A 7-DAY YIELD AND 7-DAY EFFECTIVE YIELD AND MAY ADVERTISE TOTAL RETURN. THE 7-DAY YIELD QUOTATION MORE CLOSELY REFLECTS CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN QUOTATION. THE 7-DAY EFFECTIVE YIELD WILL BE SLIGHTLY HIGHER THAN THE YIELD BECAUSE OF THE COMPOUNDING EFFECT OF THE ASSUMED REINVESTMENT. CURRENT YIELDS AND EFFECTIVE YIELDS FLUCTUATE DAILY AND WILL VARY DUE TO FACTORS SUCH AS INTEREST RATES AND THE QUALITY, LENGTH OF MATURITIES, AND TYPE OF INVESTMENTS IN THE PORTFOLIO.

(APPLE LOGO)

    PROSPECTUS

FEES AND EXPENSES
------------------------------------------------
Shareholder Fees
This table describes the shareholder fees that
you pay if you purchase or sell Fund shares. You
would pay these fees directly from your
investment in the Fund.
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)           0%
Maximum Deferred Sales Charge (Load)

(as a percentage of net asset value)          0%

------------------------------------------------
Annual Fund Operating Expenses
This table describes the Fund's expenses that you pay indirectly if you hold Fund shares.

Investment Advisory Fees                  0.40%*
Distribution/Service (12b-1) Fees         0.25%*
Other Expenses                            0.30%*
TOTAL ANNUAL FUND OPERATING EXPENSES      0.95%*
------------------------------------------------

* During the last fiscal year, the Adviser waived 0.11% of its Investment Advisory Fees, the Distributor waived 0.25% of its Distribution/Service (12b-1) Fees, and the
  Administrator waived 0.04% of Other Expenses.
  These fee waivers are expected to continue through December 31, 2001. Accordingly, actual annual fund operating expenses were as follows:

     Investment Advisory Fees              0.29%
     Distribution/Service (12b-1) Fees     0.00%
     Other Expenses                        0.26%
     TOTAL ANNUAL FUND OPERATING EXPENSES  0.55%
---------------------------------------------------
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same.
Although your actual costs and returns may be different, your approximate costs of investing
$10,000 in the Fund would be:

   1 Year        3 Years        5 Years        10 Years
---------------------------------------------------------
    $97            $303           $525          $1,166

ADDITIONAL INFORMATION

DIVIDENDS




Dividends are paid monthly.


INVESTMENT ADVISER


Bank of Oklahoma, N.A. Tulsa, OK


INCEPTION DATE

September 21, 1990

NET ASSETS AS OF NOVEMBER 30, 2000


$611 million


SUITABLE FOR IRAS

Yes

MINIMUM INITIAL INVESTMENT

$1,000

AMERICAN PERFORMANCE FUND NUMBER

001

CUSIP NUMBER

028846202

TICKER SYMBOL

APCXX

    PROSPECTUS

                                  (FLAG LOGO)

                           AMERICAN PERFORMANCE FUNDS

Your Account

DISTRIBUTION/SERVICE (12B-1) FEES

The Funds (except the American Performance Institutional Money Market Funds) have adopted a plan under Rule 12b-1 that allows each Fund to pay distribution and service fees for the sale and distribution of its shares and for services provided to shareholders. Because these fees are paid out of a Fund's assets continuously, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum distribution fee is 0.25% of the average daily net assets of a Fund.

                                OPENING AN ACCOUNT

                                1.Read this prospectus carefully.

                                2.Determine how much you want to invest. The
                                  minimum investment for the American
                                  Performance Funds is as follows:

                                  - INITIAL PURCHASE: $1,000 for each Fund

                                  - ADDITIONAL PURCHASES: $100 for each Fund.

                                  These minimums may be waived if purchases are made in connection with Individual Retirement Accounts, Keoghs, qualified pension plans, similar plans, or other employer plans. For more information on IRAs, Keoghs, or similar plans, contact the Funds at (918) 588-6586. The minimum investment in the Auto Invest Plan is $100. Please refer to the section titled "Auto Invest Plan."

                                3.Complete the appropriate parts of the Account
                                  Registration Form, carefully following the instructions. You must submit additional documentation when opening trust, corporate or power of attorney accounts. For more information, please contact your financial representative or call the Funds at (800) 762-7085.

    PROSPECTUS

BUYING SHARES


        OPENING AN ACCOUNT                 ADDING TO AN ACCOUNT
By Mail
-    Make out a check, bank draft,  -    Make out a check, bank draft,
     or money order for the              or money order for the
     investment amount (at least         investment amount payable (at
     $1,000), payable to the             least $100) to the American
     American Performance Funds.         Performance Funds.
-    Deliver the check, bank        -    Deliver the check, bank
     draft, or money order and           draft, or money order and
     your completed Account              investment slip attached to
     Registration Form to the            your account statement (or,
     Funds' Custodian at Bank of         if unavailable, provide the
     Oklahoma, N.A., Attention:          Fund name, amount invested,
     American Performance Funds,         account name, and account
     P.O. Box 182730, Columbus,          number) to the Funds'
     Ohio 43218-2730                     Custodian at Bank of
                                         Oklahoma, N.A., Attention:
                                         American Performance Funds,
                                         P.O. Box 182730, Columbus,
                                         Ohio 43218-2730
----------------------------------------------------------------------
By Overnight Mail
-    Make out a check, bank draft,  -    Make out a check, bank draft,
     or money order for the              or money order for the
     investment amount (at least         investment amount payable (at
     $1,000), payable to the             least $100) to the American
     American Performance Funds.         Performance Funds.
-    Deliver the check, bank        -    Deliver the check, bank
     draft, or money order and           draft, or money order and
     your completed Account              investment slip attached to
     Registration Form to c/o            your account statement (or,
     BISYS Fund Services, Attn:          if unavailable, provide the
     T.A. Operations, American           Fund name, amount invested,
     Performance Funds, 3435             account name, and account
     Stelzer Road, Columbus, Ohio        number) to c/o BISYS Fund
     43219-3035.                         Services, Attn: T.A.
                                         Operations, American
                                         Performance Funds, 3435
                                         Stelzer Road, Columbus, Ohio
                                         43219-3035.
----------------------------------------------------------------------

        All purchases made by check should be in U.S. dollars.
 Third party checks, credit card checks or cash will not be accepted.

    PROSPECTUS

                                       12
YOUR ACCOUNT

       OPENING AN ACCOUNT               ADDING TO AN ACCOUNT
By Telephone or Wire Transfer
- Call (800) 762-7085 for         - Deliver your completed Account
  instructions on opening an        Registration Form to the Funds
  account by wire transfer.         at: c/o BISYS Fund Services
                                    Attn: T.A. Operations
                                    3435 Stelzer Rd.
                                    Columbus, OH 43219
                                  - To place an order by telephone
                                  call the Funds at (800) 762-7085
                                    for instructions on purchasing
                                    additional shares by wire
                                    transfer.
                                  - Your bank may charge a fee to
                                  wire funds.
------------------------------------------------------------------
By Electronic Funds Transfer
- Your bank must participate in   - Establish the electronic
  the Automated Clearing House    purchase option on your Account
  and must be a U.S. bank.          Registration Form or call
                                    (800) 762-7085.
                                  - Call (800) 762-7085 to arrange
                                  an electronic purchase.
                                  - Your bank may charge a fee to
                                    electronically transfer funds.
------------------------------------------------------------------

    PROSPECTUS

SELLING SHARES


TO SELL SOME OR ALL OF YOUR SHARES
By Mail
- Accounts of any type.                     - Write a letter of instruction
                                              indicating the fund name, your account
- Sales of any amount.                        number, the name(s) in which the
                                              account is registered and the dollar
                                              value or number of shares you wish to
                                              sell.
                                            - Include the account owner
                                              signature(s).
                                            - Mail the materials to the Funds'
                                              Custodian at Bank of Oklahoma, N.A.,
                                              Attention: American Performance Funds,
                                              P.O. Box 182730, Columbus, Ohio 43218-
                                              2730.
                                            - A check will be mailed to the name(s)
                                              and address in which the account is
                                              registered, or otherwise according to
                                              your letter of instruction.
------------------------------------------------------------------------------------
By Overnight Mail
- Accounts of any type.                     - Write a letter of instruction
                                              indicating the fund name, your account
- Sales of any amount.                        number, the name(s) in which the
                                              account is registered and the dollar
                                              value or number of shares you wish to
                                              sell.
                                            - Include the account owner
                                              signature(s).
                                            - Mail the materials to American
                                              Performance Funds, c/o BISYS Fund
                                              Services, Attn: T.A. Operations, 3435
                                              Stelzer Road, Columbus, Ohio
                                              43219-3035.
                                            - A check will be mailed to the name(s)
                                              and address in which the account is
                                              registered, or otherwise according to
                                              your letter of instruction.
------------------------------------------------------------------------------------

    PROSPECTUS

                                       14
YOUR ACCOUNT

TO SELL SOME OR ALL OF YOUR SHARES
------------------------------------------------------------------------------------
By Phone
- Accounts of any type.                     - Call (800) 762-7085 with instructions
                                              as to how you wish to receive your
- Sales of any amount.                        funds (mail, wire, electronic
                                              transfer).
------------------------------------------------------------------------------------
By Wire
- Accounts of any type which have elected   - Call (800) 762-7085 to request a wire
  the wire option on the Account              transfer.
  Registration Form.
                                            - If you call by 4 p.m. Eastern time,
- Sales of any amount.                        your payment will normally be wired to
                                              your bank on the next business day.
                                            - The Fund may charge a wire fee.
                                            - Your bank may charge a fee to wire
                                              funds.
------------------------------------------------------------------------------------
By Electronic Funds Transfer
- Accounts of any type.                     - Call (800) 762-7085 to request an
                                              electronic funds transfer.
- Sales of any amount.
                                            - If you call by 4 p.m. Eastern time,
- Shareholders with accounts at a U.S.        the NAV of your shares will normally
  bank which participates in the Automated    be determined on the same day and the
  Clearing House.                             proceeds will be created within 8
                                              days.
                                            - Your bank may charge a fee to
                                              electronically transfer funds.
------------------------------------------------------------------------------------

Selling Shares in Writing. In certain circumstances, you may need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee unless:

- the redemption check is payable to the shareholder(s) of record, and the check is mailed to the shareholder(s) of record and mailed to the address of record, or

- the redemption proceeds are being wired according to bank instructions currently on your account.

You should be able to obtain your signature guarantee from a bank, broker, dealer, credit union, securities exchange or association, clearing agency, or savings association. A notary public CANNOT provide a signature guarantee.

    PROSPECTUS

Receiving Your Money. Normally, payment of your redemption proceeds will be made as promptly as possible and, in any event, within seven calendar days after the redemption order is received. At various times, however, a Fund may be requested to redeem shares for which it has not yet received good payment; collection of payment may take ten or more days. In these circumstances, the redemption request will be rejected by the Fund. Once a Fund has received good payment for the shares a shareholder may submit another request for redemption. If you have made your initial investment by check, you cannot receive the proceeds of that check until it has cleared (which may require up to 10 business days). You can avoid this delay by purchasing shares with a certified check.

Involuntary Sales of Your Shares. Due to the relatively high costs of handling small investments, each Fund reserves the right to redeem your shares at net asset value if your account balance in any Fund drops below $500. Before any Fund exercises its right to redeem your shares you will be given at least 60 days written notice to give you time to add to your account and avoid selling your shares.

Refusal of Redemption Request. The Funds may postpone payment for shares at times when the New York Stock Exchange is closed or under any emergency circumstances as determined by the Securities and Exchange Commission. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send the Funds your request by regular or overnight mail. Follow the instructions above under "Selling Your Shares" in this section.

Redemption In Kind. The Funds reserve the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of a Fund's net assets). If a Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

Undeliverable Redemption Checks. For any shareholder who chooses to receive distributions in cash: If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the appropriate Fund as of the cancellation date. No interest is paid during the time the check is outstanding.

    PROSPECTUS

                                       16
YOUR ACCOUNT

EXCHANGING SHARES

How to Exchange Your Shares. Shares of any Fund (except the American Performance Institutional Money Market Funds) may be exchanged without payment of a sales charge for shares of any American Performance Fund having a sales charge equal to or less than that of the Fund shares sought to be exchanged. If the shareholder exercising the exchange privilege paid a sales charge on the exchanged shares that is less than the sales charge applicable to the shares sought to be acquired through the exchange, such shareholder must pay a sales charge on the exchange equal to the difference between the sales charge paid for the exchanged shares and the sales charge applicable to the shares sought to be acquired through the exchange. The exchange will be made on the basis of the relative net asset values of the shares exchanged. The Funds reserve the right to eliminate or to alter the terms of this exchange offer upon sixty days' notice to shareholders.

A shareholder wishing to exchange his or her shares may do so by contacting the Funds at (800) 762-7085 or by providing written instructions to the Funds at BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219. Any shareholder who wishes to make an exchange must have received a current Prospectus of the Fund in which he or she wishes to invest before the exchange will be effected.

TRANSACTION POLICIES

Valuation of Shares. The net asset value per share of a Fund is determined by dividing the total market value of the Fund's investments and other assets, less any liabilities, by the total number of outstanding shares of the Fund.


- The net asset value of each of the Money Market Funds is determined at 4:00 p.m. on each business day in which the New York Stock Exchange is open for trading and the Federal Reserve Bank of Kansas City is open.


- The assets in each Money Market Fund are valued based upon the amortized cost method. For further information about valuation of investments, see the Statement of Additional Information.

- The net asset value of each of the Money Market Funds is expected to remain at a constant $1.00 per share, although there is no assurance that this will be maintained.

Buy and Sell Prices. When you buy shares, you pay the net asset value next determined after your order is received. When you sell shares, you receive the net asset value next determined after your order is received.

    PROSPECTUS

ADDITIONAL INVESTOR SERVICES

Auto Invest Plan (AIP). AIP lets you set up periodic additional investments in the Funds of your choice through automatic deductions from your bank account. The minimum investment amount is $50 per month or quarter per Fund. To establish, complete the appropriate section in the Account Registration Form. The minimum initial investment in the AIP is $100 and the minimum for subsequent investments is $50. To participate in AIP from your bank account, please attach a voided check to your Account Registration Form.

Directed Dividend Option. By selecting the appropriate box in the Account Registration Form, you can elect to receive your distributions in cash (check) or have distributions (capital gains and dividends) reinvested in another American Performance Fund without a sales charge. You must maintain the minimum balance in each Fund into which you plan to reinvest distributions or the reinvestment will be suspended and your distributions paid to you. The Fund may modify or terminate this directed dividend option without notice. You can change or terminate your participation in the directed dividend option at any time.

Systematic Withdrawal Plan (SWP). If you have at least $10,000 in your account, you may use SWP, which allows you to receive regular distributions from your account. Under the plan you may elect to receive automatic payments via check of at least $100 per Fund or more on a monthly or quarterly basis. You may arrange to receive regular distributions from your account via check by completing the appropriate section in the Account Registration Form and attaching a voided check or by calling (800) 762-7085. The maximum withdrawal per year is 12% of the account value at the time of election.

DIVIDENDS AND CAPITAL GAINS


As a mutual fund shareholder, you may receive capital gains and/or income from your investment. The Money Market Funds declare dividends daily and pay income dividends monthly. The Funds distribute capital gains they have realized, if any, at least once a year. It is unlikely that the Money Market Funds will realize any capital gains.


We will automatically reinvest any income and capital gains distributions you are entitled to in additional shares of your Fund(s) unless you notify our Distributor that you want to receive your distributions in cash. To do so, send a letter with your request, including your name and account number to:

                           American Performance Funds
                            c/o BISYS Fund Services
                               3435 Stelzer Road
                              Columbus, Ohio 43219

Your request will become effective for distributions having record dates after our Distributor receives your request. Note that the Internal Revenue Service treats

    PROSPECTUS

                                       18
YOUR ACCOUNT

dividends paid in additional Fund shares the same as it treats dividends paid in cash.

TAXES

Your mutual fund investments may have a considerable impact on your tax situation. We've summarized some of the main points you should know below. Note, however, that the following is general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. In addition, if you are not a resident of the United States, you may have to pay taxes besides those described here, such as U.S. withholding and estate taxes.

- Important Note. If you have not done so already, be sure to provide us with your correct taxpayer identification number OR certify that it is correct. Unless we have that information, the Funds may be required by law to withhold 31% of the taxable distributions you would otherwise be entitled to receive from your Fund investments as well as any proceeds you would normally receive from selling Fund shares.

We will send you a statement each year showing the tax status of all your distributions. The laws governing taxes change frequently, however, so please consult your tax adviser for the most up-to-date information and specific guidance regarding your particular tax situation. You can find more information about the potential tax consequences of mutual fund investing in our Statement of Additional Information.

- Taxes on Fund Distributions. You may owe taxes on Fund distributions even if they represent income or capital gains the Fund earned before you invested in it (for example, if such income or capital gains were included in the price you initially paid for your shares). Note that you will generally have to pay taxes on Fund distributions whether you received them in the form of cash or additional Fund shares. The Internal Revenue Service treats most mutual fund distributions as ordinary income. One exception is gains from the sale of assets held by a Fund for more than one year, which, for an individual shareholder are typically taxed at a lower rate than ordinary income regardless of how long such shareholder has held Fund shares.

- State and Local Taxes. In addition to federal taxes, you may have to pay state and local taxes on the dividends or capital gains, if any, you receive from a Fund, as well as on capital gains, if any, you realized from selling or exchanging Fund shares.

- Dividends and Short-Term Capital Gains. The IRS treats any dividends and short-term capital gains you receive from the Funds as ordinary income.


The portfolio managers of the Funds do not actively consider tax consequences when making investment decisions. From time to time, the Funds may realize

    PROSPECTUS
capital gains as by-products of ordinary investment activities. As a result, the amount and timing of Fund distributions may vary considerably from year to year.

THESE TAX CONSIDERATIONS MAY OR MAY NOT APPLY TO YOU. PLEASE CONSULT YOUR TAX ADVISER TO DETERMINE WHETHER THESE CONSIDERATIONS ARE RELEVANT TO YOUR PARTICULAR INVESTMENTS AND TAX SITUATION. MORE INFORMATION ABOUT TAXES IS IN OUR STATEMENT OF ADDITIONAL INFORMATION.

    PROSPECTUS

                                  (FLAG LOGO)

                           AMERICAN PERFORMANCE FUNDS

Investment Management

                                INVESTMENT ADVISER

                                Bank of Oklahoma, N.A. serves as the investment adviser to each of the Funds and, subject to the supervision of Board of Trustees of the American Performance Funds, is responsible for the day-to-day management of their investment portfolios.


                                As of September 30, 2000 Bank of Oklahoma, N.A. and its affiliates had $9.2 billion in assets under management. Bank of Oklahoma, N.A. is a subsidiary of BOK Financial Corporation ("BOK Financial"). BOK Financial is controlled by its principal shareholder, George B. Kaiser. Through Bank of Oklahoma, N.A. and its other subsidiaries, BOK Financial provides a full array of trust, commercial banking and retail banking. Its non-bank subsidiaries engage in various bank-related services, including mortgage banking and providing credit life, accident, and health insurance on certain loans originated by its subsidiaries.


                                The investment advisory fees paid to Bank of Oklahoma, N.A., after voluntary fee reductions, by the Funds for the fiscal year ended August 31, 2000, were as follows:

                                       FUND                  % OF AVERAGE NET ASSETS
                                - U.S. Treasury Fund           0.40%
                                - Cash Management Fund      0.29%

    PROSPECTUS

                                  (FLAG LOGO)

                           AMERICAN PERFORMANCE FUNDS

Financial Highlights

The financial highlights table is intended to help you understand the Funds' financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Funds' financial statements, are included in the annual report, which is available upon request.


          HOW TO READ THE           FINANCIAL HIGHLIGHTS TABLE:           THIS
EXPLANATION USES THE U.S. TREASURY FUND AS AN EXAMPLE. THE FUND BEGAN FISCAL 2000 WITH A NET ASSET VALUE (PRICE) OF $1 PER SHARE. DURING THE YEAR, THE FUND EARNED $0.051 PER SHARE FROM INVESTMENTS INCOME (INTEREST AND DIVIDENDS).



SHAREHOLDERS RECEIVED $0.051 PER SHARE IN THE FORM OF DIVIDEND DISTRIBUTIONS. A PORTION OF EACH YEAR'S DISTRIBUTIONS MAY COME FROM THE PRIOR YEAR'S INCOME.



THE EARNINGS ($0.051 PER SHARE) MINUS THE DISTRIBUTIONS ($0.051 PER SHARE) RESULTED IN A SHARE PRICE OF $1 AT THE END OF THE YEAR. FOR A SHAREHOLDER WHO REINVESTED THE DISTRIBUTIONS IN THE PURCHASE OF MORE SHARES, THE TOTAL RETURN FROM THE FUND WAS 5.20% FOR THE YEAR.



AS OF AUGUST 31, 2000, THE FUND HAD $608 MILLION IN NET ASSETS. FOR THE YEAR, ITS EXPENSE RATIO AFTER FEE WAIVERS WAS 0.71% ($7.10 PER $1,000 OF NET ASSETS); AND ITS NET INVESTMENT INCOME AMOUNTED TO 5.11% OF ITS AVERAGE NET ASSETS.

(APPLE LOGO)

    PROSPECTUS

                                       22
FINANCIAL HIGHLIGHTS

 U.S. TREASURY FUND


                                                         YEAR ENDED AUGUST 31,
                                         ------------------------------------------------------
                                           2000       1999       1998       1997        1996
-----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period     $  1.000   $  1.000   $  1.000   $  1.000    $  1.000
-----------------------------------------------------------------------------------------------

Investment Activities
 Net investment income                      0.051      0.042      0.048      0.046       0.047
                                         ----------------------------------------------
     Total from Investment Activities       0.051      0.042      0.048      0.046       0.047
                                         ----------------------------------------------

Distributions
 Net investment income                     (0.051)    (0.042)    (0.048)    (0.046)     (0.047)
                                         ----------------------------------------------
     Total Distributions                   (0.051)    (0.042)    (0.048)    (0.046)     (0.047)
-----------------------------------------------------------------------------------------------

Net Asset Value, End of Period           $  1.000   $  1.000   $  1.000   $  1.000    $  1.000

-----------------------------------------------------------------------------------------------

Total Return                                 5.20%      4.26%      4.94%      4.74%       4.85%

-----------------------------------------------------------------------------------------------

Ratios/Supplementary Data:
 Net Assets at end of period (000)       $608,410   $394,415   $388,319   $298,424    $217,406

 Ratio of expenses to average net
   assets                                    0.71%      0.71%      0.72%      0.72%       0.74%

 Ratio of net investment income to
   average net assets                        5.11%      4.17%      4.83%      4.65%       4.74%

 Ratio of expenses to average net
   assets*                                   0.96%      0.96%      0.97%      0.97%       0.99%

-----------------------------------------------------------------------------------------------



* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

    PROSPECTUS

 CASH MANAGEMENT FUND


                                                         YEAR ENDED AUGUST 31,
                                         ------------------------------------------------------
                                           2000       1999       1998       1997        1996
-----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period     $  1.000   $  1.000   $  1.000   $  1.000    $  1.000
-----------------------------------------------------------------------------------------------

Investment Activities
 Net investment income                      0.054      0.045      0.050      0.049       0.050
 Net realized and unrealized losses on
   investments                                 --         --         --     (0.010)         --
                                         ----------------------------------------------
     Total from Investment Activities       0.054      0.045      0.050      0.039       0.050
                                         ----------------------------------------------

Distributions
 Net investment income                     (0.054)    (0.045)    (0.050)    (0.049)     (0.050)
                                         ----------------------------------------------
     Total Distributions                   (0.054)    (0.045)    (0.050)    (0.049)     (0.050)
                                         ----------------------------------------------
 Capital contribution                                     --         --      0.010          --
-----------------------------------------------------------------------------------------------

Net Asset Value, End of Period           $  1.000   $  1.000   $  1.000   $  1.000    $  1.000

-----------------------------------------------------------------------------------------------

Total Return                                 5.55%      4.63%      5.14%      5.05%(a)      5.14%
-----------------------------------------------------------------------------------------------

Ratios/Supplementary Data:
 Net Assets at end of period (000)       $647,086   $551,880   $466,571   $331,095    $375,797

 Ratio of expenses to average net
   assets                                    0.55%      0.65%      0.71%      0.72%       0.71%

 Ratio of net investment income to
   average net assets                        5.42%      4.53%      5.02%      4.93%       5.01%

 Ratio of expenses to average net
   assets*                                   0.95%      0.95%      0.96%      0.97%       0.96%

-----------------------------------------------------------------------------------------------


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) The total return includes the effect of a capital contribution of $0.010 per share. The return without the capital contribution would have been 4.05%.

    PROSPECTUS

                                  (FLAG LOGO)

                           AMERICAN PERFORMANCE FUNDS

Investment
Practices and Risks

INVESTMENT PRACTICES

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. What follows is a more comprehensive list of the securities and techniques used by the Funds, as well as the risks inherent in their use. For a more complete discussion, see the Statement of Additional Information. Following the table is a more complete discussion of risk. Refer to the "Fund Summaries" section for a description of each Fund's principal investment strategy and risks.


FUND NAME                                              FUND CODE
 - U.S. Treasury Fund                                      1
 - Cash Management Fund                                    2


INSTRUMENT                               FUND CODE          RISK TYPE
AMERICAN DEPOSITORY RECEIPTS                 2          - Market
(ADRS):                                                 - Political
ADRs are foreign shares of a                            - Foreign
company held by a U.S. bank that                          Investment
issues a receipt evidencing
ownership. Dividends are paid in
U.S. dollars.
-------------------------------------------------------------------------
ASSET-BACKED SECURITIES:                     2          - Pre-payment
Securities secured by company                           - Credit
receivables, home equity loans,                         - Interest Rate
truck and auto loans, leases,                           - Regulatory
credit card receivables and other
securities backed by other types of
receivables or other assets.
-------------------------------------------------------------------------
BANKERS' ACCEPTANCES:                        2          - Credit
Bills of exchange or time drafts                        - Liquidity
drawn on and accepted by a                              - Interest Rate
commercial bank. Maturities are
generally six months or less.

    PROSPECTUS


INSTRUMENT                               FUND CODE          RISK TYPE
CALL AND PUT OPTIONS:                        2          - Credit
A call option gives the buyer the                       - Market
right to buy, and obligates the                         - Leverage
seller of the option to sell, a
security at a specified price. A
put option gives the buyer the
right to sell, and obligates the
seller of the option to buy a
security at a specified price. The
Funds will sell only covered call
and secured put options.
-------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT:                     2          - Credit
Negotiable instruments with a                           - Liquidity
stated maturity.                                        - Interest Rate
-------------------------------------------------------------------------
COMMERCIAL PAPER:                            2          - Credit
Secured and unsecured short-term                        - Liquidity
promissory notes issued by                              - Interest Rate
corporations and other entities                         - Foreign
including foreign entities.                               Investment
Maturities generally vary from a
few days to nine months.
-------------------------------------------------------------------------
ILLIQUID SECURITIES:                       1, 2         - Liquidity
Each Fund may invest up to 10% of                       - Market
its net assets in securities that
are illiquid. Illiquid securities
are those securities which cannot
be disposed of in the ordinary
course of business, seven days or
less, at approximately the value at
which the Fund has valued the
securities.
-------------------------------------------------------------------------
LOAN PARTICIPATION INTERESTS:                2          - Interest Rate
Loan participation interests are                        - Liquidity
interests in bank loans made to                         - Credit
corporations. In these arrangements
the bank transfers the cash stream
of the underlying bank loan to the
participating investor.

    PROSPECTUS

                                       26
INVESTMENT PRACTICES AND RISKS


INSTRUMENT                               FUND CODE          RISK TYPE
MONEY MARKET INSTRUMENTS:                    2          - Interest Rate
Investment-grade, U.S.                                  - Credit
dollar-denominated debt securities
that have remaining maturities of
one year or less. These securities
may include U.S. government
obligations, commercial paper and
other short-term corporate
obligations, repurchase agreements
collateralized with U.S. government
securities, certificates of
deposit, bankers' acceptances, and
other financial institution
obligations. These securities may
carry fixed or variable interest
rates.
-------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES:                1, 2         - Pre-payment
Debt obligations secured by real                        - Credit
estate loans and pools of loans.                        - Interest Rate
These include collateralized                            - Regulatory
mortgage obligations and real
estate mortgage investment
conduits.
-------------------------------------------------------------------------
MUNICIPAL SECURITIES:                        2          - Credit
Securities issued by a state or                         - Political
political subdivision to obtain                         - Interest Rate
funds for various public purposes.                      - Regulatory
-------------------------------------------------------------------------
REPURCHASE AGREEMENTS:                     1, 2         - Credit
The purchase of a security and the
simultaneous commitment to return
the security to the seller at an
agreed upon price on an agreed upon
date. This is treated as a loan by
a Fund.
-------------------------------------------------------------------------
REVERSE REPURCHASE AGREEMENTS:             1, 2         - Credit
The sale of a security and the                          - Leverage
simultaneous commitment to buy the
security back at an agreed upon
price on an agreed upon date. This
is treated as a borrowing by a
Fund.
-------------------------------------------------------------------------
RESTRICTED SECURITIES:                       2          - Liquidity
Securities not registered under the                     - Market
Securities Act of 1933, such as
privately placed commercial paper
and Rule 144A securities.

    PROSPECTUS


INSTRUMENT                               FUND CODE          RISK TYPE
SECURITIES LENDING:                        1, 2         - Leverage
The lending of up to 33 1/3% of a                       - Liquidity
Fund's total assets. In return the                      - Credit
Fund will receive cash, other
securities, and/or letters of
credit.
-------------------------------------------------------------------------
TIME DEPOSITS:                               2          - Liquidity
Non-negotiable receipts issued by a                     - Credit
bank in exchange for the deposit of                     - Interest Rate
funds.
-------------------------------------------------------------------------
TREASURY RECEIPTS:                         1, 2         - Interest Rate
Treasury receipts, Treasury
investment growth receipts, and
certificates of accrual of Treasury
securities.
-------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES:         1, 2         - Interest Rate
Securities issued by agencies and                       - Credit
instrumentalities of the U.S.
government. These include Ginnie
Mae, Fannie Mae, and Freddie Mac.
-------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS:                 1, 2         - Interest Rate
Bills, notes, bonds, separately
traded registered interest and
principal securities, and coupons
under bank entry safekeeping.
-------------------------------------------------------------------------
VARIABLE AND FLOATING RATE                   2          - Credit
INSTRUMENTS:                                            - Liquidity
Obligations with interest rates                         - Interest Rate
which are reset daily, weekly,
quarterly or some other period and
which may be payable to the Fund on
demand.
-------------------------------------------------------------------------
WHEN-ISSUED SECURITIES:                    1, 2         - Interest Rate
Contract to purchase securities at                      - Leverage
a fixed price for delivery at a                         - Liquidity
future date.                                            - Credit

    PROSPECTUS

                                       28
INVESTMENT PRACTICES AND RISKS
INVESTMENT RISKS

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "What are the main risks of investing in this Fund?" Because of these risks, the value of the securities held by each Fund may fluctuate, as will the value of your investment in the Fund. Certain investments and Funds are more susceptible to these risks than others.

- Credit Risk
  The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

- Foreign Investment Risk
  The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

- Interest Rate Risk
  The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in rates typically causes a fall in values while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities.

    PROSPECTUS

- Leverage Risk
  The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities. Leverage risk is hedged when a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that a Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

- Liquidity Risk
  The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

- Management Risk
  The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

- Market Risk
  The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer,

    PROSPECTUS

                                       30
INVESTMENT PRACTICES AND RISKS

  industrial sector of the economy or the market as a whole. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

- Political Risk
  The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

- Pre-Payment/Call Risk
  The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that during periods of falling interest rates, a bond issuer will "call" -- or repay -- its high-yielding bond before the bond's maturity date. Changes in pre-payment/call rates can result in greater price and yield volatility.

  Pre-payments/calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income -- and the potential for taxable capital gains. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

- Regulatory Risk
  The risk associated with Federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

    PROSPECTUS

                                  (FLAG LOGO)

                           AMERICAN PERFORMANCE FUNDS

Glossary of Investment Terms

DIVIDENDS
Payment to shareholders of income from interest or dividends generated by a fund's investments.

INVESTMENT ADVISER
An organization that makes the day-to-day decisions regarding a fund's investments.

LIQUIDITY
The degree of a security's marketability (that is, how quickly the security can be sold at a fair price and converted to cash).

MONEY MARKET FUND
A mutual fund that seeks to provide income, liquidity, and a stable share price by investing in very short-term, liquid investments.

MONEY MARKET INSTRUMENTS
Short-term, liquid investments (usually with a maturity of 13 months or less) which include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and bankers' acceptances.

MUTUAL FUND
An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

OPERATING EXPENSES

The percentage of a fund's average net assets used to pay its expenses. Operating expenses include investment advisory fees and administration fees.


SECURITIES
Stocks, bonds, money market instruments, and other investment vehicles.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater fund's volatility, the wider the fluctuations between its high and low prices.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

                                  (FLAG LOGO)

                           AMERICAN PERFORMANCE FUNDS

More Information
                                More information about the Funds is available without charge through the following:

                                STATEMENT OF ADDITIONAL INFORMATION (SAI)
                                More detailed information about the American
                                Performance Funds is included in our SAI. The SAI has been filed with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.
                                ANNUAL AND SEMI-ANNUAL REPORTS
                                These reports list the Funds' holdings and contain information on the market conditions and investment strategies that significantly affected the American Performance Funds' performance during the last year.
                                TO OBTAIN THE SAI, ANNUAL OR SEMI-ANNUAL
                                REPORTS, OR MORE INFORMATION:
                                BY TELEPHONE:
                                Call 1-800-762-7085

                                BY MAIL:
                                American Performance Funds
                                3435 Stelzer Road
                                Columbus, Ohio 43219-3035

                                BY INTERNET:
                                http://www.apfunds.com

                                FROM THE SEC:
                                You can also obtain the SAI, the Annual and Semi-Annual Reports, and other information about the American Performance Funds, from the SEC's web site (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, 450 5th Street, N.W., Washington, DC 20549-0102 or by sending an e-mail to: publicinfo@sec.gov.

                                American Performance Funds' Investment Company

                                Act registration number is 811-6114.

INVESTMENT ADVISER

Bank of Oklahoma, N.A.
Bank Oklahoma Tower
Tulsa, Oklahoma 74103

DISTRIBUTOR &
ADMINISTRATOR

BISYS Fund Services
3435 Stelzer Road
Columbus, Ohio
43219-3035

LEGAL COUNSEL

Ropes & Gray
1301 K Street, N.W.
Suite 800 East
Washington, DC 20005

                                  (FLAG LOGO)

                           AMERICAN PERFORMANCE FUNDS

                                          Prospectus
                                          January 1, 2001

                                          MONEY MARKET FUNDS

                                          U.S. Treasury Fund
                                          Cash Management Fund
                                          BOND FUNDS

                                          Bond Fund
                                          Intermediate Bond Fund
                                          Intermediate Tax-Free Bond Fund
                                          Short-Term Income Fund
                                          EQUITY FUNDS

                                          Equity Fund
                                          Balanced Fund
                                          Growth Equity Fund
                                          Small Cap Equity Fund

                (APPLE BUSHEL ARTWORK)
                                          THE SECURITIES AND EXCHANGE COMMISSION
                                          HAS NOT APPROVED OR DISAPPROVED OF
                                          THESE SECURITIES OR DETERMINED WHETHER
                                          THIS PROSPECTUS IS ACCURATE OR
                                          COMPLETE. ANY REPRESENTATION TO THE

                                          CONTRARY IS UNLAWFUL.

(APPLE LOGO)

HOW TO READ THIS PROSPECTUS

This prospectus is arranged into different sections so that you can easily review this important information. The next page contains general information you should know about investing in the Funds.

If you would like more detailed
information about each Fund, please see:
Fund Summaries.

TABLE OF CONTENTS
INTRODUCTION                           1
FUND SUMMARIES                         2
  Money Market Funds                   2
    U.S. Treasury Fund                 2
    Cash Management Fund               6
  Bond Funds
    Bond Fund                         10
    Intermediate Bond Fund            15
    Intermediate Tax-Free Bond
      Fund                            20
    Short-Term Income Fund            26
  Equity Funds
    Equity Fund                       31
    Balanced Fund                     36
    Growth Equity Fund                41
    Small Cap Equity Fund             46

If you would like more information about the following topics, please see:


YOUR ACCOUNT                          50
    How Sales Charges are
      Calculated                      50
    Sales Charge Waivers              51
    Sales Charge Reductions           52
    Distribution/Service (12b-1)
      Fees                            54
    Opening An Account                54
    Buying Shares                     55
    Selling Shares                    57
    Exchanging Shares                 60
    Transaction Policies              60
    Additional Investor Services      61
    Dividends and Capital Gains       61
    Taxes                             62
INVESTMENT MANAGEMENT                 65
FINANCIAL HIGHLIGHTS                  67
INVESTMENT PRACTICES AND RISKS        78
GLOSSARY OF INVESTMENT TERMS          89


To obtain more information about the
American Performance Funds please refer
to the back cover of the prospectus.

January 1, 2001

(APPLE LOGO)

    PROSPECTUS

                                  (FLAG LOGO)

                           AMERICAN PERFORMANCE FUNDS

Introduction

                                Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities like stocks and bonds. Before you invest, you should know a few things about investing in mutual funds.

                                The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies or governments. These price movements, sometimes called volatility, will vary depending on the types of securities a Fund owns and the markets where these securities trade.

                                LIKE OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN A FUND. YOUR INVESTMENT IN A FUND IS NOT A DEPOSIT OR AN OBLIGATION OF BANK OF OKLAHOMA, N.A., ITS AFFILIATES, OR ANY BANK. IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY.

                                Each Fund has its own investment goal and strategies for reaching that goal. However, it cannot be guaranteed that a Fund will achieve its goal. Before investing, make sure that the Fund's goal matches your own.

                                The portfolio manager invests each Fund's assets in a way that the manager believes will help the Fund achieve its goal. A manager's judgments about the bond and stock markets, economy and companies, and his method of investment selection, may cause a Fund to underperform other funds with similar objectives.

    PROSPECTUS

                                  (FLAG LOGO)

                           AMERICAN PERFORMANCE FUNDS

Fund Summaries
 MONEY MARKET FUNDS

                                U.S. Treasury Fund
                                ------------------------------------------------

                                INVESTMENT GOAL

                                Current income with liquidity and stability of principal by investing in U.S. Treasury obligations and repurchase agreements.

                                PRINCIPAL INVESTMENT STRATEGY

                                The U.S. Treasury Fund seeks current income with liquidity and stability of principal by investing exclusively in short-term obligations backed by the full faith and credit of the U.S. government, all of which may be subject to repurchase agreements. The Fund normally invests at least 65% of its assets in U.S. Treasury obligations, some of which may be subject to repurchase agreements. The Fund currently maintains an average weighted portfolio maturity of 60 days or less.

                                WHAT ARE THE MAIN RISKS OF INVESTING IN THIS
                                FUND?

                                Your investment in the Fund may be subject to the following principal risks:

                                - INTEREST RATE RISK -- Interest rate risk
                                  involves the possibility that the Fund's yield will decrease due to a decline in interest rates.

                                - NET ASSET VALUE RISK -- The risk that the Fund
                                  will be unable to meet its goal of a constant $1 per share.

                                For more information about these risks please refer to the section titled "Investment Practices and Risks."

MATURITY:
A PORTFOLIO'S LEVEL OF INTEREST RATE EXPOSURE IS COMMONLY INDICATED BY THE TERM MATURITY. GENERALLY SPEAKING, THE LONGER A PORTFOLIO'S MATURITY, THE GREATER ITS LEVEL OF INTEREST RATE EXPOSURE.

(APPLE LOGO)

    PROSPECTUS

                                AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF BANK OF OKLAHOMA, N.A., ITS AFFILIATES, OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                                PERFORMANCE INFORMATION

                                The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

                                This bar chart shows changes in the Fund's performance from year to year.*
                                 ANNUAL TOTAL RETURNS (PERIODS ENDED 12/31)

1991                                                                             5.49
1992                                                                              3.2
1993                                                                             2.49
1994                                                                             3.51
1995                                                                             5.22
1996                                                                             4.68
1997                                                                             4.86
1998                                                                             4.75
1999                                                                             4.35


                                * The performance information shown above is
                                  based on a calendar year. The Fund's total return from 1/1/00 to 9/30/00 was 4.09%.


                               Best Quarter:          Q1     1991    1.53%
                               Worst Quarter:         Q4     1993    0.61%

    PROSPECTUS

                                       4
FUND SUMMARIES

                                This table shows the Fund's average annual total returns for periods ending December 31, 1999. AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDED 12/31/99)

                                                                                Since
                                                                              Inception
                                                       1 Year      5 Years    (9/5/90)
                               --------------------------------------------------------
                               U.S. Treasury Fund       4.35%       4.77%       4.39%
                               --------------------------------------------------------

                                 YIELD

                                The 7-day yield for the period ended 12/31/99 was 4.40%.

                                You may obtain the most current yield
                                information for the Fund by calling (800)
                                762-7085.

YIELD:
ALL MUTUAL FUNDS MUST USE THE SAME FORMULAS TO CALCULATE YIELD AND EFFECTIVE YIELD. THE FUND TYPICALLY ADVERTISES PERFORMANCE IN TERMS OF A 7-DAY YIELD AND 7-DAY EFFECTIVE YIELD AND MAY ADVERTISE TOTAL RETURN. THE 7-DAY YIELD QUOTATION MORE CLOSELY REFLECTS CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN QUOTATION. THE 7-DAY EFFECTIVE YIELD WILL BE SLIGHTLY HIGHER THAN THE YIELD BECAUSE OF THE COMPOUNDING EFFECT OF THE ASSUMED REINVESTMENT. CURRENT YIELDS AND EFFECTIVE YIELDS FLUCTUATE DAILY AND WILL VARY DUE TO FACTORS SUCH AS INTEREST RATES AND THE QUALITY, LENGTH OF MATURITIES, AND TYPE OF INVESTMENTS IN THE PORTFOLIO.

(APPLE LOGO)

    PROSPECTUS

                                       5

FEES AND EXPENSES
------------------------------------------------
Shareholder Fees
This table describes the shareholder fees that you pay if you purchase or sell Fund shares. You would pay these fees directly from your investment in the Fund.

Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)           0%
Maximum Deferred Sales Charge (Load)          0%
(as a percentage of net asset value)

------------------------------------------------
Annual Fund Operating Expenses
This table describes the Fund's expenses that you pay indirectly if you hold Fund shares.

Investment Advisory Fees                   0.40%
Distribution/Service (12b-1) Fees         0.25%*
Other Expenses                             0.31%
TOTAL ANNUAL FUND OPERATING EXPENSES      0.96%*

------------------------------------------------
* During the last fiscal year, the Distributor agreed to waive Distribution/Service (12b-1)
  Fees by 0.25%. This fee waiver is expected to continue through December 31, 2001.
  Accordingly, actual annual fund operating expenses were as follows:

      Investment Advisory Fees             0.40%
      Distribution/Service (12b-1) Fees    0.00%
      Other Expenses                       0.31%
      TOTAL ANNUAL FUND OPERATING
      EXPENSES                             0.71%

------------------------------------------------
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same.
Although your actual costs and returns may be different, your approximate costs of investing
$10,000 in the Fund would be:

   1 Year        3 Years        5 Years        10 Years
---------------------------------------------------------
98..$...           $306           $531          $1,178

ADDITIONAL
INFORMATION

DIVIDENDS



Dividends are paid monthly.


INVESTMENT ADVISER
Bank of Oklahoma, N.A.
Tulsa, OK

INCEPTION DATE
September 5, 1990

NET ASSETS AS OF
NOVEMBER 30, 2000

$659 million


SUITABLE FOR IRAS
Yes

MINIMUM INITIAL INVESTMENT
$1,000

AMERICAN PERFORMANCE FUND NUMBER
002

CUSIP NUMBER
028846103

TICKER SYMBOL
APGXX

    PROSPECTUS

                                       6
FUND SUMMARIES

                                Cash Management Fund
                                ------------------------------------------------

                                INVESTMENT GOAL

                                Current income with liquidity and stability of principal by investing in high-quality, short-term debt instruments.

                                PRINCIPAL INVESTMENT STRATEGY

                                The Cash Management Fund seeks current income with liquidity and stability of principal by investing in money market instruments which present minimal credit risks. The Fund invests primarily in high-quality instruments including obligations issued by the U.S. government or its agencies or instrumentalities, commercial paper, medium-term notes, certificates of deposit, time deposits, bankers' acceptances and repurchase agreements. These obligations may be variable or floating rate instruments or variable amount master demand notes. To be considered high-quality, a security must be rated in one of the two highest credit quality categories for short-term securities or determined by the Fund's Adviser to be of comparable quality. The Fund currently maintains an average weighted portfolio maturity of 35 to 75 days.


MATURITY:
A PORTFOLIO'S LEVEL OF INTEREST RATE EXPOSURE IS COMMONLY INDICATED BY THE TERM MATURITY. GENERALLY SPEAKING, THE LONGER A PORTFOLIO'S MATURITY, THE GREATER ITS LEVEL OF INTEREST RATE EXPOSURE.


(APPLE LOGO)

    PROSPECTUS

                                WHAT ARE THE MAIN RISKS OF INVESTING IN THIS
                                FUND?

                                Your investment in the Fund may be subject to the following principal risks:

                                - CREDIT RISK -- Credit risk is the possibility
                                  that an issuer cannot make timely interest and principal payments on its securities. Because the Fund will only invest in securities believed to pose minimal credit risk, it is unlikely that losses due to credit risk will cause a decline in the value of your investment. However, even if not severe enough to cause such a decline in principal value, credit losses could reduce the Fund's yield. In general, lower-rated securities have higher credit risks.

                                - INTEREST RATE RISK -- Interest rate risk
                                  involves the possibility that the Fund's yield will decrease due to a decline in interest rates.

                                - NET ASSET VALUE RISK -- The risk that the Fund
                                  will be unable to meet its goal of a constant $1 per share.

                                For more information about these risks please refer to the section titled "Investment Practices and Risks."

                                AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF BANK OF OKLAHOMA, N.A., ITS AFFILIATES, OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

    PROSPECTUS

                                       8
FUND SUMMARIES

                                PERFORMANCE INFORMATION
                                The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

                                This bar chart shows changes in the Fund's performance from year to year.*

                                 ANNUAL TOTAL RETURNS (PERIODS ENDED 12/31)

1991                                                                             6.19
1992                                                                             3.57
1993                                                                             2.78
1994                                                                             3.76
1995                                                                             5.52
1996                                                                             5.02
1997                                                                             5.11
1998                                                                             5.01
1999                                                                             4.72


                                * The performance information shown above is
                                  based on a calendar year. The Fund's total return from 1/1/00 to 9/30/00 was 4.33%.


                               Best Quarter:   Q1     1991     1.77%
                               Worst Quarter:  Q4     1993     0.67%

                                This table shows the Fund's average annual total returns for periods ending December 31, 1999.

                                 AVERAGE ANNUAL TOTAL RETURNS
                                 (PERIODS ENDED 12/31/99)

                                                                             Since
                                                                           Inception
                                                      1 Year    5 Years    (9/21/90)
                               ------------------------------------------------------
                               Cash Management Fund    4.72%     5.08%        4.72%
                               ------------------------------------------------------

                                 YIELD

                                For the period ended 12/31/99 the 7-day yield was 5.10%.

                                You may obtain the most current yield
                                information for the Fund by calling (800)
                                762-7085.

YIELD: ALL MUTUAL FUNDS MUST USE THE SAME FORMULAS TO CALCULATE YIELD AND EFFECTIVE YIELD. THE FUND TYPICALLY ADVERTISES PERFORMANCE IN TERMS OF A 7-DAY YIELD AND 7-DAY EFFECTIVE YIELD AND MAY ADVERTISE TOTAL RETURN. THE 7-DAY YIELD QUOTATION MORE CLOSELY REFLECTS CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN QUOTATION. THE 7-DAY EFFECTIVE YIELD WILL BE SLIGHTLY HIGHER THAN THE YIELD BECAUSE OF THE COMPOUNDING EFFECT OF THE ASSUMED REINVESTMENT. CURRENT YIELDS AND EFFECTIVE YIELDS FLUCTUATE DAILY AND WILL VARY DUE TO FACTORS SUCH AS INTEREST RATES AND THE QUALITY, LENGTH OF MATURITIES, AND TYPE OF INVESTMENTS IN THE PORTFOLIO.

(APPLE LOGO)

    PROSPECTUS

                                       9

FEES AND EXPENSES
------------------------------------------------
Shareholder Fees
This table describes the shareholder fees that you pay if you purchase or sell Fund shares. You would pay these fees directly from your investment in the Fund.

Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)           0%
Maximum Deferred Sales Charge (Load)          0%
(as a percentage of net asset value)

------------------------------------------------
Annual Fund Operating Expenses
This table describes the Fund's expenses that you pay indirectly if you hold Fund shares.

Investment Advisory Fees                  0.40%*
Distribution/Service (12b-1) Fees         0.25%*
Other Expenses                            0.30%*
TOTAL ANNUAL FUND OPERATING EXPENSES      0.95%*

------------------------------------------------

* During the last fiscal year, the Adviser waived 0.11% of its Investment Advisory Fees, the Distributor waived 0.25% of its Distribution/Service (12b-1) Fees, and the
  Administrator waived 0.04% of Other Expenses.
  These fee waivers are expected to continue through December 31, 2001. Accordingly, actual annual fund operating expenses were as follows:


      Investment Advisory Fees             0.29%
      Distribution/Service (12b-1) Fees    0.00%
      Other Expenses                       0.26%
      TOTAL ANNUAL FUND OPERATING
      EXPENSES                             0.55%

------------------------------------------------
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same.
Although your actual costs and returns may be different, your approximate costs of investing
$10,000 in the Fund would be:

   1 Year        3 Years        5 Years        10 Years
---------------------------------------------------------
    $97            $303           $525          $1,166

ADDITIONAL
INFORMATION

DIVIDENDS



Dividends are paid monthly.


INVESTMENT ADVISER
Bank of Oklahoma, N.A.
Tulsa, OK

INCEPTION DATE
September 21, 1990

NET ASSETS AS OF
NOVEMBER 30, 2000

$611 million


SUITABLE FOR IRAS
Yes

MINIMUM INITIAL INVESTMENT
$1,000

AMERICAN PERFORMANCE FUND NUMBER
001

CUSIP NUMBER
028846202

TICKER SYMBOL
APCXX

    PROSPECTUS

                                       10
FUND SUMMARIES

 BOND FUNDS

                                Bond Fund
                                ------------------------------------------------

                                INVESTMENT GOAL

                                Total return by investing in U.S. government and investment grade corporate debt securities and mortgage related securities.

                                PRINCIPAL INVESTMENT STRATEGY

                                The Bond Fund seeks to maximize total return by investing primarily in an actively managed, diversified portfolio of short, intermediate, and long-term bonds and other fixed income securities. To pursue this goal, the Fund normally invests at least 65% of its assets in bonds. The Fund invests primarily in investment grade or comparable quality debt obligations such as bonds, notes and debentures, and bills issued by U.S. corporations or by the U.S. government, its agencies, or instrumentalities, municipal securities, and derivatives including mortgage-related securities and asset-based securities. The Fund invests in debt obligations only if they carry a rating within the three highest rating categories assigned by a nationally recognized statistical ratings organization (e.g., at least "A" from Moody's or Standard & Poor's). The Fund also invests in money market instruments. If the rating of a security is downgraded after purchase, the Adviser will determine whether it is in the best interest of the Fund's shareholders to continue to hold the security. The Fund will seek to increase the value of your investment through a combination of income and capital gains.
CREDIT QUALITY:
A BOND'S CREDIT QUALITY DEPENDS ON THE ISSUER'S ABILITY TO PAY INTEREST ON THE BOND AND TO REPAY THE DEBT. BONDS ISSUED OR BACKED BY THE U.S. GOVERNMENT OFFER MAXIMUM CREDIT PROTECTION; BONDS ISSUED OR BACKED BY FOREIGN GOVERNMENTS CAN CARRY CONSIDERABLY MORE RISK. THE LOWER THE BOND'S CREDIT RATING BY A RATING AGENCY (FOR EXAMPLE, MOODY'S OR STANDARD & POOR'S), THE GREATER THE CHANCE THAT THE BOND ISSUER WILL DEFAULT, OR FAIL TO MEET ITS PAYMENT OBLIGATIONS. BONDS RATED IN ONE OF THE FOUR HIGHEST RATING CATEGORIES ARE CONSIDERED "INVESTMENT GRADE."

(APPLE LOGO)

    PROSPECTUS

The Fund will maintain a dollar-weighted average portfolio maturity of seven years or more and, generally, of no longer than ten years. The average portfolio maturity will fluctuate depending on the outlook for interest rate changes. The ability to change the average portfolio maturity allows the Fund to meet its objective of maximizing total return.

                                In managing the portfolio, the manager uses a "top down" investment management approach focusing on actual or anticipated changes or trends in interest rates, the financial markets, or the economy.

                                In addition to the securities described above, the Fund may invest in other debt securities.

                                The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. In these and in other cases, the Fund may not achieve its investment goal.

INTEREST RATES:
ONE OF THE MOST SIGNIFICANT FACTORS AFFECTING THE PERFORMANCE OF A BOND FUND
                                IS THE RISE AND FALL OF INTEREST RATES. WHEN
                                INTEREST RATES RISE, A BOND'S VALUE GENERALLY DECLINES.

BOND MATURITIES:
A BOND IS ISSUED WITH A SPECIFIC MATURITY DATE -- THE DATE WHEN THE BOND'S ISSUER, OR SELLER, MUST PAY BACK THE BOND'S INITIAL VALUE. BOND MATURITIES GENERALLY RANGE FROM LESS THAN ONE YEAR (SHORT-TERM) TO 30 YEARS (LONG-TERM). THE LONGER A BOND'S MATURITY, THE MORE RISK YOU, AS A BOND INVESTOR, FACE AS INTEREST RATES RISE. LONG-TERM BONDS ARE MORE SUITABLE FOR INVESTORS WILLING TO TAKE GREATER RISKS; SHORT-TERM BOND INVESTORS SHOULD BE WILLING TO ACCEPT LOWER YIELDS IN RETURN FOR LESS FLUCTUATION IN THE VALUE OF THEIR INVESTMENT.

(APPLE LOGO)

                                (APPLE LOGO)

    PROSPECTUS

                                       12
FUND SUMMARIES

                                WHAT ARE THE MAIN RISKS OF INVESTING IN THIS
                                FUND?

                                Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

                                - CREDIT RISK -- Credit risk is the possibility
                                  that an issuer cannot make timely interest and principal payments on its debt obligations, such as bonds. In general, lower-rated bonds have higher credit risks. However, because the Fund invests in investment grade debt obligations, credit risk is minimized.

                                - INTEREST RATE RISK -- Interest rate risk
                                  involves the possibility that the value of the Fund's investments will decline due to an increase in interest rates. In general, the longer a security's maturity, the greater the interest rate risk.

                                - PREPAYMENT/CALL RISK -- Prepayment risk is the
                                  chance that the repayment of mortgages backing a security will occur sooner than expected. Call risk is the possibility that during periods of falling interest rates, a bond issuer will "call" -- or repay -- its high-yielding bond before the bond's maturity date. In each case, the Fund may be forced to reinvest in securities with a lower yield. It may also lose any premium paid for the bond. Changes in prepayment/call rates can result in greater price and yield volatility.

                                For more information about these risks please refer to the section titled "Investment Practices and Risks."

                                AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF BANK OF OKLAHOMA, N.A., ITS AFFILIATES, OR ANY BANK, AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

    PROSPECTUS

                                       13

                                PERFORMANCE INFORMATION

                                The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

                                This bar chart shows changes in the Fund's performance from year to year.*
                                ANNUAL TOTAL RETURNS (PERIODS ENDED 12/31)

1991                                                                             15.34
1992                                                                              6.07
1993                                                                              10.4
1994                                                                             -3.67
1995                                                                             16.12
1996                                                                              1.69
1997                                                                             10.04
1998                                                                              8.22
1999                                                                             -0.77


                                * The performance information shown above is
                                  based on a calendar year. The Fund's total return from 1/1/00 to 9/30/00 was 6.48%. Sales charges are not reflected in the bar chart and, if they were reflected, returns would be less than those shown.


                               Best Quarter:   Q3     1991     5.94%
                               Worst Quarter:  Q1     1994    -2.92%

                                This table compares the Fund's average annual total returns for periods ending December 31, 1999 to those of the Salomon Brothers Broad (Investment Grade) Bond Index.
                                AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDED
                                12/31/99)

                                                                                Since
                                                                              Inception
                                                       1 Year      5 Years    (9/28/90)
                               --------------------------------------------------------
                               Bond Fund (reflects
                                 maximum sales
                                 charge of 4.00%)      -4.70%       6.02%       6.82%
                               --------------------------------------------------------
                               Salomon Brothers
                                 Broad (Investment
                                 Grade) Bond
                                 Index(1)              -0.83%       7.43%       7.97%
                               --------------------------------------------------------

                                (1) The Salomon Brothers Broad (Investment
                                    Grade) Bond Index is an unmanaged index
                                    comprised of investment grade corporate and U.S. government bonds.

    PROSPECTUS

                                       14
FUND SUMMARIES

Bond Fund (continued)

FEES AND EXPENSES
------------------------------------------------
Shareholder Fees
This table describes the shareholder fees that you pay if you purchase or sell Fund shares. You would pay these fees directly from your investment in the Fund.

Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)       4.00%*
Maximum Deferred Sales Charge (Load)        0%**
(as a percentage of net asset value)

------------------------------------------------
* The sales charges imposed on purchases of shares decreases as the purchase amount increases. In addition, a sales charge is not imposed on purchases of shares by certain investors. Please refer to the section titled
   "Your Account -- How Sales Charges are
   Calculated."
** A contingent deferred sales charge of 1.00% will be assessed against the proceeds of any redemption request relating to shares purchased without a sales charge in reliance upon the waiver accorded to purchases in the amount of $1 million or more, if the redemption request is made within one year of the purchase date. Please refer to the section titled "Your Account -- How Sales
   Charges are Calculated."

------------------------------------------------
Annual Fund Operating Expenses
This table describes the Fund's expenses that you pay indirectly if you hold Fund shares.

Investment Advisory Fees                  0.55%+
Distribution/Service (12b-1) Fees          0.25%
Other Expenses                             0.37%
TOTAL ANNUAL FUND OPERATING EXPENSES      1.17%+

------------------------------------------------
+ During the last fiscal year, the Adviser waived 0.20% of its Investment Advisory Fee.
   This fee waiver is expected to continue
   through December 31, 2001. Accordingly,
   actual annual fund operating expenses were as follows:

      Investment Advisory Fees             0.35%
      Distribution/Service (12b-1) Fees    0.25%
      Other Expenses                       0.37%
      TOTAL ANNUAL FUND OPERATING
      EXPENSES                             0.97%
------------------------------------------------
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same.
Although your actual costs and returns may be different, your approximate costs of investing
$10,000 in the Fund would be:

   1 Year        3 Years        5 Years        10 Years
---------------------------------------------------------
    $514           $757          $1,018         $1,764

ADDITIONAL
INFORMATION

DIVIDENDS
AND CAPITAL GAINS
Dividends are paid monthly; capital gains, if any, are paid annually.

INVESTMENT ADVISER
Bank of Oklahoma, N.A.
Tulsa, OK

INCEPTION DATE
September 28, 1990

NET ASSETS AS OF
NOVEMBER 30, 2000

$60 million


SUITABLE FOR IRAS
Yes

MINIMUM INITIAL INVESTMENT
$1,000

NEWSPAPER ABBREVIATION
Am Perform Bond

AMERICAN PERFORMANCE FUND NUMBER
005

CUSIP NUMBER
028846301

TICKER SYMBOL
APBDX

    PROSPECTUS

                                Intermediate Bond Fund
                                ------------------------------------------------

                                INVESTMENT GOAL

                                Total return by investing in U.S. government and investment grade corporate debt securities and mortgage related securities.

                                PRINCIPAL INVESTMENT STRATEGY

                                The Intermediate Bond Fund seeks to maximize total return by investing primarily in an actively managed, diversified portfolio of intermediate bond and other fixed income securities. To pursue this goal, the Fund normally invests at least 65% of its total assets in bonds. The Fund invests primarily in investment grade or comparable quality debt obligations such as bonds, notes and debentures, and bills issued by U.S. corporations or the U.S. government, its agencies, or instrumentalities, municipal securities, and derivatives including mortgage-related securities and asset-backed securities. The Fund invests in debt obligations only if they carry a rating within the three highest rating categories assigned by a nationally recognized statistical ratings organization (e.g., at least "A" from Moody's or Standard & Poor's). The Fund also invests in money market instruments. If the rating of a security is downgraded after purchase, the Adviser will determine whether it is in the best interest of the Fund's shareholders to continue to hold the security. The Fund will seek to increase the value of your investment through a combination of income and capital gains.
CREDIT QUALITY:
A BOND'S CREDIT QUALITY DEPENDS ON THE ISSUER'S ABILITY TO PAY INTEREST ON THE BOND AND TO REPAY THE DEBT. BONDS ISSUED OR BACKED BY THE U.S. GOVERNMENT OFFER MAXIMUM CREDIT PROTECTION; BONDS ISSUED OR BACKED BY FOREIGN GOVERNMENTS CAN CARRY CONSIDERABLY MORE RISK. THE LOWER THE BOND'S CREDIT RATING BY A RATING AGENCY (FOR EXAMPLE, MOODY'S OR STANDARD & POOR'S), THE GREATER THE CHANCE THAT THE BOND ISSUER WILL DEFAULT, OR FAIL TO MEET ITS PAYMENT OBLIGATIONS. BONDS RATED IN ONE OF THE FOUR HIGHEST RATING CATEGORIES ARE CONSIDERED "INVESTMENT GRADE."

(APPLE LOGO)

    PROSPECTUS

                                       16
FUND SUMMARIES

Intermediate Bond Fund (continued)
                                The Fund will maintain a dollar-weighted average portfolio maturity from three to ten years, and generally of no longer than five years. The average portfolio maturity will fluctuate depending on the outlook for interest rate changes. The ability to change the average portfolio maturity allows the Fund to meet its objective of maximizing total return.

                                In managing the portfolio, the manager uses a "top down" investment management approach focusing on actual or anticipated changes or trends in interest rates, the financial markets, or the economy.

                                In addition to the securities described above, the Fund may invest in other debt securities.

                                The Fund may from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. In these and in other cases, the Fund may not achieve its investment goal.

INTEREST RATES:
ONE OF THE MOST SIGNIFICANT FACTORS AFFECTING THE PERFORMANCE OF A BOND FUND
                                IS THE RISE AND FALL OF INTEREST RATES. WHEN
                                INTEREST RATES RISE, A BOND'S VALUE GENERALLY DECLINES.

                                BOND MATURITIES:
                                A BOND IS ISSUED WITH A SPECIFIC MATURITY
                                DATE -- THE DATE WHEN THE BOND'S ISSUER, OR
                                SELLER, MUST PAY BACK THE BOND'S INITIAL VALUE. BOND MATURITIES GENERALLY RANGE FROM LESS THAN ONE YEAR (SHORT-TERM) TO 30 YEARS (LONG-TERM). THE LONGER A BOND'S MATURITY, THE MORE RISK YOU, AS A BOND INVESTOR, FACE AS INTEREST RATES RISE. LONG-TERM BONDS ARE MORE SUITABLE FOR INVESTORS WILLING TO TAKE GREATER RISKS; SHORT-TERM BOND INVESTORS SHOULD BE WILLING TO ACCEPT LOWER YIELDS IN RETURN FOR LESS FLUCTUATION IN THE VALUE OF THEIR INVESTMENT.

(APPLE LOGO)

                                (APPLE LOGO)

    PROSPECTUS

                                WHAT ARE THE MAIN RISKS OF INVESTING IN THIS
                                FUND?

                                Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

                                - CREDIT RISK -- Credit risk is the possibility
                                  that an issuer cannot make timely interest and principal payments on its debt obligations, such as bonds. In general, lower-rated bonds have higher credit risks. However, because the Fund invests in investment grade debt obligations, credit risk is minimized.

                                - INTEREST RATE RISK -- Interest rate risk
                                  involves the possibility that the value of the Fund's investments will decline due to an increase in interest rates. In general, the longer a security's maturity, the greater the interest rate risk.

                                - PREPAYMENT/CALL RISK -- Prepayment risk is the
                                  chance that the repayment of mortgages backing a security will occur sooner than expected. Call risk is the possibility that during periods of falling interest rates, a bond issuer will "call" -- or repay -- its high-yielding bond before the bond's maturity date. In each case, the Fund may be forced to reinvest in securities with a lower yield. It may also lose any premium paid for the bond. Changes in prepayment/call rates can result in greater price and yield volatility.

                                For more information about these risks please refer to the section titled "Investment Practices and Risks."

                                AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF BANK OF OKLAHOMA, N.A., ITS AFFILIATES, OR ANY BANK, AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

    PROSPECTUS

                                       18
FUND SUMMARIES

                                PERFORMANCE INFORMATION
                                The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

                                This bar chart shows changes in the Fund's performance from year to year.*
                                 ANNUAL TOTAL RETURNS (PERIODS ENDED 12/31)

1991                                                                                14
1992                                                                              5.79
1993                                                                              8.74
1994                                                                              -2.5
1995                                                                             12.24
1996                                                                              2.93
1997                                                                              8.05
1998                                                                              6.79
1999                                                                              1.57


                                * The performance information shown above is
                                  based on a calendar year. The Fund's total return from 1/1/00 to 9/30/00 was 5.79%. Sales charges are not reflected in the bar chart and, if they were reflected, returns would be less than those shown.


                               Best Quarter:               Q4  1991   5.07%
                               Worst Quarter:              Q1  1994  -2.10%

                                This table compares the Fund's average annual total returns for periods ending December 31, 1999 to those of the Lehman Brothers Intermediate Government/Corporate Bond Index.
                                 AVERAGE ANNUAL TOTAL RETURNS
                                 (PERIODS ENDED 12/31/99)

                                                                                Since
                                                                              Inception
                                                       1 Year      5 Years    (9/28/90)
                               --------------------------------------------------------
                               Intermediate Bond       -1.45%       5.60%       6.27%
                                 Fund (reflects
                                 maximum sales
                                 charge of 3.00%)
                               --------------------------------------------------------
                               Lehman Brothers          0.39%       7.09%       7.31%
                                 Intermediate
                                 Government/Corporate
                                 Bond Index(1)
                               --------------------------------------------------------

                                (1) The Lehman Brothers Intermediate
                                    Government/Corporate Bond Index is an
                                    unmanaged index comprised of investment
                                    grade government and corporate debt
                                    securities with maturities between 1 and 10 years.

    PROSPECTUS

                                       19

FEES AND EXPENSES
------------------------------------------------
Shareholder Fees
This table describes the shareholder fees that you pay if you purchase or sell Fund shares. You would pay these fees directly from your investment in the Fund.

Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)       3.00%*

Maximum Deferred Sales Charge (Load)        0%**
(as a percentage of net asset value)
------------------------------------------------

* The sales charges imposed on purchases of shares decreases as the purchase amount increases. In addition, a sales charge is not imposed on purchases of shares by certain investors. Please refer to the section titled
   "Your Account -- How Sales Charges are
   Calculated."

** A contingent deferred sales charge of 0.75% will be assessed against the proceeds of any redemption request relating to shares purchased without a sales charge in reliance upon the waiver accorded to purchases in the amount of $1 million or more, if the redemption request is made within one year of the purchase date. Please refer to the section titled "Your Account -- How Sales
   Charges are Calculated."

------------------------------------------------
Annual Fund Operating Expenses
This table describes the Fund's expenses that
you pay indirectly if you hold Fund shares.
Investment Advisory Fees                  0.55%+
Distribution/Service (12b-1) Fees          0.25%
Other Expenses                             0.37%
TOTAL ANNUAL FUND OPERATING EXPENSES      1.17%+

------------------------------------------------

+ During the last fiscal year, the Adviser waived 0.20% of its Investment Advisory Fees and various parties reimbursed 0.01% of Other
  Expenses. The fee waiver and reimbursements are expected to continue through December 31, 2001. Accordingly, actual annual fund operating expenses were as follows:


      Investment Advisory Fees             0.35%
      Distribution/Service (12b-1) Fees    0.25%

      Other Expenses                       0.36%


      TOTAL ANNUAL FUND OPERATING
      EXPENSES                             0.96%

------------------------------------------------
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same.
Although your actual costs and returns may be different, your approximate costs of investing
$10,000 in the Fund would be:

   1 Year        3 Years        5 Years        10 Years
---------------------------------------------------------
    $416           $660           $924          $1,678

ADDITIONAL
INFORMATION
DIVIDENDS
AND CAPITAL GAINS
Dividends are paid monthly; capital gains, if any, are paid annually.

INVESTMENT ADVISER
Bank of Oklahoma, N.A.
Tulsa, OK

INCEPTION DATE
September 28, 1990

NET ASSETS AS OF
NOVEMBER 30, 2000
$86 million

SUITABLE FOR IRAS
Yes

MINIMUM INITIAL
INVESTMENT
$1,000

NEWSPAPER
ABBREVIATION
Am Perform IntBd

AMERICAN PERFORMANCE
FUND NUMBER
006

CUSIP NUMBER
028846400

TICKER SYMBOL
APFBX

    PROSPECTUS

                                       20
FUND SUMMARIES

                                Intermediate Tax-Free Bond Fund
                                ------------------------------------------------

                                INVESTMENT GOAL

                                High current income exempt from federal income tax by investing in investment grade municipal securities.

                                PRINCIPAL INVESTMENT STRATEGY

                                The Intermediate Tax-Free Bond Fund seeks current income, consistent with the preservation of capital, that is exempt from federal income taxes, by investing in a diversified portfolio of intermediate term bonds and other fixed income securities.
                                In pursuing this goal, the Fund invests at least 65% of its assets in investment grade or comparable quality municipal bonds and debentures. Additionally, the Fund will normally invest at least 80% of its assets in municipal securities which pay interest that is not subject to federal income tax or federal alternative minimum tax for shareholders who are individuals. The Fund invests in municipal securities which are within the three highest rating groups assigned by a nationally recognized statistical ratings organization (NRSRO), in the case of bonds (e.g. at least "A" by Moody's or S&P); rated within the highest ratings category assigned by an NRSRO, in the case of notes (e.g., "SP-1" by S&P or "MIG-1" by Moody's); rated in the highest ratings category assigned by an NRSRO, in the case of tax-exempt commercial paper (e.g., "A-1" or higher by S&P or "Prime-1" by Moody's); or rated in the highest ratings category assigned by an NRSRO, in the case of variable rate demand obligations, (e.g., "VMIG-1" by Moody's).

MUNICIPAL BONDS:
ARE SECURITIES ISSUED BY STATE AND LOCAL
                                GOVERNMENTS AND REGIONAL GOVERNMENTAL
                                AUTHORITIES AS A WAY OF RAISING MONEY FOR PUBLIC CONSTRUCTION PROJECTS (FOR EXAMPLE, HIGHWAYS, AIRPORTS, OR HOUSING); FOR OPERATING EXPENSES; OR FOR LOANS TO PUBLIC INSTITUTIONS AND FACILITIES.
CREDIT QUALITY:
A BOND'S CREDIT QUALITY DEPENDS ON THE ISSUER'S ABILITY TO PAY INTEREST ON THE BOND AND TO REPAY THE DEBT. BONDS ISSUED OR BACKED BY THE U.S. GOVERNMENT OFFER MAXIMUM CREDIT PROTECTION; BONDS ISSUED OR BACKED BY FOREIGN GOVERNMENTS CAN CARRY CONSIDERABLY MORE RISK. THE LOWER THE BOND'S CREDIT RATING BY A RATING AGENCY (FOR EXAMPLE, MOODY'S OR STANDARD & POOR'S), THE GREATER THE CHANCE THAT THE BOND ISSUER WILL DEFAULT, OR FAIL TO MEET ITS PAYMENT OBLIGATIONS. BONDS RATED IN ONE OF THE FOUR HIGHEST RATING CATEGORIES ARE CONSIDERED "INVESTMENT GRADE."

(APPLE LOGO)

                                (APPLE LOGO)

    PROSPECTUS

                                       21

Corporate shareholders will be required to include all tax-exempt interest dividends in determining their federal alternative minimum tax. The Fund will generally invest in two principal classifications of municipal securities: general obligation securities and revenue securities. The Fund will also utilize credit enhancers. The Fund also invests in money market instruments. If the rating of a security is downgraded after purchase, the adviser will determine whether it is in the best interest of the Fund's shareholders to continue to hold the security.
CREDIT ENHANCER:
DEBT ISSUERS UTILIZE CREDIT ENHANCERS TO RAISE THE CREDIT RATING OF THEIR OFFERING,
                                THEREBY LOWER THEIR INTEREST COSTS. A
                                MUNICIPALITY MAY HAVE THEIR BOND INSURED BY A LARGE INSURANCE COMPANY, THEREBY RAISING THE BOND'S CREDIT RATING TO AAA. A CORPORATE BOND ISSUER MAY ARRANGE FOR A BANK LETTER OF CREDIT TO BACK ITS ISSUE, RAISING ITS RATING TO AAA.
GENERAL OBLIGATION SECURITIES AND REVENUE SECURITIES:

GENERAL OBLIGATION SECURITIES ARE MUNICIPAL SECURITIES BACKED BY THE FULL FAITH AND CREDIT AND TAXING POWER OF A MUNICIPALITY FOR THE PAYMENT OF THEIR PRINCIPAL AND INTEREST. IN CONTRAST, REVENUE SECURITIES ARE MUNICIPAL SECURITIES ISSUED TO FINANCE PUBLIC WORKS AND PAYABLE ONLY FROM THE REVENUES DERIVED FROM THE PROJECT BEING FINANCED.

(APPLE LOGO)

                                (APPLE LOGO)

    PROSPECTUS

                                       22
FUND SUMMARIES

                                The Fund will maintain a dollar-weighted average portfolio maturity between three to ten years. The average portfolio maturity will fluctuate depending on the outlook for interest rate changes. The ability to change the average portfolio maturity allows the Fund to meet its objective of providing high current income with preservation of capital.

                                In managing the portfolio, the manager uses a "top down" investment management approach focusing on actual or anticipated changes or trends in interest rates, the financial markets, or the economy.

                                In addition to the securities described above, the Fund may invest in other debt securities.

                                The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. In these and in other cases, the Fund may not achieve its investment goal.

INTEREST RATES:
ONE OF THE MOST SIGNIFICANT FACTORS AFFECTING THE PERFORMANCE OF A BOND FUND IS
                                THE RISE AND FALL OF INTEREST RATES. WHEN
                                INTEREST RATES RISE, A BOND'S VALUE GENERALLY DECLINES.

BOND MATURITIES:
A BOND IS ISSUED WITH A SPECIFIC MATURITY DATE -- THE DATE WHEN THE BOND'S ISSUER, OR SELLER, MUST PAY BACK THE BOND'S INITIAL VALUE. BOND MATURITIES GENERALLY RANGE FROM LESS THAN ONE YEAR (SHORT-TERM) TO 30 YEARS (LONG-TERM). THE LONGER A BOND'S MATURITY, THE MORE RISK YOU, AS A BOND INVESTOR, FACE AS INTEREST RATES RISE. LONG-TERM BONDS ARE MORE SUITABLE FOR INVESTORS WILLING TO TAKE GREATER RISKS; SHORT-TERM BOND INVESTORS SHOULD BE WILLING TO ACCEPT LOWER YIELDS IN RETURN FOR LESS FLUCTUATION IN THE VALUE OF THEIR INVESTMENT.

(APPLE LOGO)

                                (APPLE LOGO)

    PROSPECTUS

                                       23

                                WHAT ARE THE MAIN RISKS OF INVESTING IN THIS
                                FUND?

                                Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

                                - CREDIT ENHANCEMENT RISK -- Credit enhancement
                                  risk involves the possibility that a "credit enhancer," such as a letter of credit, declines in quality and therefore leads to a decrease in the value of the Fund's investments.

                                - CREDIT RISK -- Credit risk is the possibility
                                  that an issuer cannot make timely interest and principal payments on its debt obligations, such as bonds. In general, lower-rated bonds have higher credit risks. However, because the Fund invests in investment grade debt obligations, credit risk is minimized.

                                - INTEREST RATE RISK -- Interest rate risk
                                  involves the possibility that the value of the Fund's investments will decline due to an increase in interest rates. In general, the longer a security's maturity, the greater the interest rate risk.

                                For more information about these risks please refer to the section titled "Investment Practices and Risks."

                                AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF BANK OF OKLAHOMA, N.A., ITS AFFILIATES, OR ANY BANK, AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

    PROSPECTUS

                                       24
FUND SUMMARIES

                                PERFORMANCE INFORMATION

                                The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

                                This bar chart shows changes in the Fund's performance from year to year.*

                                 ANNUAL TOTAL RETURNS (PERIODS ENDED 12/31)

1993                                                                             11.79
1994                                                                             -3.51
1995                                                                             13.71
1996                                                                              3.72
1997                                                                              7.27
1998                                                                              5.46
1999                                                                             -1.87


                                * The performance information shown above is
                                  based on a calendar year. The Fund's total return from 1/1/00 to 9/30/00 was 5.79%. Sales charges are not reflected in the bar chart and, if they were reflected, returns would be less than those shown.


                               Best Quarter:              Q1  1995    5.92%
                               Worst Quarter:            Q1  1994    -3.81%

                                This table compares the Fund's average annual total returns for periods ending December 31, 1999 to those of the Lehman Brothers Municipal Bond Index.
                                 AVERAGE ANNUAL TOTAL RETURNS
                                 (PERIODS ENDED 12/31/99)

                                                                                Since
                                                                              Inception
                                                       1 Year      5 Years    (5/29/92)
                               --------------------------------------------------------
                               Intermediate Tax-       -4.48%       4.90%       4.99%
                                 Free Bond Fund
                                 (reflects maximum
                                 sales charge of
                                 3.00%)
                               --------------------------------------------------------
                               Lehman Brothers         -2.07%       6.92%       6.22%
                                 Municipal Bond
                                 Index(1)
                               --------------------------------------------------------

                                (1) The Lehman Brothers Municipal Bond Index is
                                    an unmanaged index considered to be
                                    representative of the municipal bond market as a whole.

    PROSPECTUS

                                       25

FEES AND EXPENSES
---------------------------------------------------
Shareholder Fees
This table describes the shareholder fees that
you pay if you purchase or sell Fund shares. You
would pay these fees directly from your
investment in the Fund.
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)       3.00%*
Maximum Deferred Sales Charge (Load)        0%**
(as a percentage of net asset value)

------------------------------------------------
* The sales charges imposed on purchases of shares decreases as the purchase amount increases. In addition, a sales charge is not imposed on purchases of shares by certain investors. Please refer to the section titled
   "Your Account -- How Sales Charges are
   Calculated."

** A contingent deferred sales charge of 0.75% will be assessed against the proceeds of any redemption request relating to shares purchased without a sales charge in reliance upon the waiver accorded to purchases in the amount of $1 million or more, if the redemption request is made within one year of the purchase date. Please refer to the section titled "Your Account -- How Sales
   Charges are Calculated."

------------------------------------------------
Annual Fund Operating Expenses
This table describes the Fund's expenses that
you pay indirectly if you hold Fund shares.
Investment Advisory Fees                  0.55%+
Distribution/Service (12b-1) Fees         0.25%+

Other Expenses                             0.42%


TOTAL ANNUAL FUND OPERATING EXPENSES      1.22%+


------------------------------------------------
+ During the last fiscal year, the Adviser
  waived 0.20% of its Investment Advisory Fees
  and the Distributor waived 0.25% of its
  Distribution/Service (12b-1) Fees. These fee
  waivers are expected to continue through
  December 31, 2001. Accordingly, actual annual
  fund operating expenses were as follows:
      Investment Advisory Fees             0.35%
      Distribution/Service (12b-1) Fees    0.00%

      Other Expenses                       0.42%


      TOTAL ANNUAL FUND OPERATING
      EXPENSES                             0.77%


------------------------------------------------
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same.
Although your actual costs and returns may be different, your approximate costs of investing
$10,000 in the Fund would be:


   1 Year        3 Years        5 Years        10 Years
---------------------------------------------------------
    $421           $676           $950          $1,733


ADDITIONAL
INFORMATION
DIVIDENDS
AND CAPITAL GAINS
Dividends are paid monthly; capital gains, if any, are paid annually.

INVESTMENT ADVISER
Bank of Oklahoma, N.A.
Tulsa, OK

INCEPTION DATE
May 29, 1992

NET ASSETS AS OF
NOVEMBER 30, 2000

$27 million


SUITABLE FOR IRAS
No

MINIMUM INITIAL
INVESTMENT
$1,000

NEWSPAPER
ABBREVIATION
Am Perform IntmTxF

AMERICAN PERFORMANCE
FUND NUMBER
003

CUSIP NUMBER
028846509

TICKER SYMBOL
APTFX

    PROSPECTUS

                                       26
FUND SUMMARIES

                                Short-Term Income Fund
                                ------------------------------------------------

                                INVESTMENT GOAL

                                Total return by investing in U.S. government and investment grade corporate debt securities and mortgage related securities.

                                PRINCIPAL INVESTMENT STRATEGY


                                The Short-Term Income Fund seeks to maximize total return by investing primarily in an actively managed, diversified portfolio of short-term bonds and other fixed income securities. To pursue this goal, the Fund normally invests at least 65% of its assets in interest-bearing bonds. The Fund invests primarily in investment grade or comparable quality debt obligations such as bonds, notes and debentures, and bills issued by U.S. corporations or by the U.S. government, its agencies, or instrumentalities, municipal securities, and derivatives including mortgage-related securities and asset-backed securities. The Fund invests in debt obligations only if they carry a rating within the three highest rating categories assigned by a nationally recognized statistical ratings organization (e.g., at least "A" from Moody's or Standard & Poor's). The Fund also invests in money market instruments. If the rating of a security is downgraded after purchase, the Adviser will determine whether it is in the best interest of the Fund's shareholders to continue to hold the security. The Fund will seek to increase the value of your investment through a combination of income and capital gains.


CREDIT QUALITY: A BOND'S CREDIT QUALITY DEPENDS ON THE ISSUER'S ABILITY TO PAY INTEREST ON THE BOND AND TO REPAY THE DEBT. BONDS ISSUED OR BACKED BY THE U.S. GOVERNMENT OFFER MAXIMUM CREDIT PROTECTION; BONDS ISSUED OR BACKED BY FOREIGN GOVERNMENTS CAN CARRY CONSIDERABLY MORE RISK. THE LOWER THE BOND'S CREDIT RATING BY A RATING AGENCY (FOR EXAMPLE, MOODY'S OR STANDARD & POOR'S), THE GREATER THE CHANCE THAT THE BOND ISSUER WILL DEFAULT, OR FAIL TO MEET ITS PAYMENT OBLIGATIONS. BONDS RATED IN ONE OF THE FOUR HIGHEST RATING CATEGORIES ARE CONSIDERED "INVESTMENT GRADE."

(APPLE LOGO)

    PROSPECTUS

                                The Fund will maintain a dollar-weighted average portfolio maturity of three years or less. The average portfolio maturity will fluctuate depending on the outlook for interest rate changes. The ability to change the average portfolio maturity allows the Fund to meet its objective of maximizing total return.

                                In managing the portfolio, the manager uses a "top down" investment management approach focusing on actual or anticipated changes or trends in interest rates, the financial markets, or the economy.

                                In addition to the securities described above, the Fund may invest in other debt securities.

                                The Fund may from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. In these and in other cases, the Fund may not achieve its investment goal.

INTEREST RATES: ONE OF THE MOST SIGNIFICANT FACTORS AFFECTING THE PERFORMANCE OF A BOND FUND IS THE RISE AND FALL OF INTEREST RATES. WHEN INTEREST RATES RISE, A BOND'S VALUE GENERALLY DECLINES.
BOND

MATURITIES: A BOND IS ISSUED WITH A SPECIFIC MATURITY DATE -- THE DATE WHEN THE BOND'S ISSUER, OR SELLER, MUST PAY BACK THE BOND'S INITIAL VALUE. BOND MATURITIES GENERALLY RANGE FROM LESS THAN ONE YEAR (SHORT-TERM) TO 30 YEARS (LONG-TERM). THE LONGER A BOND'S MATURITY, THE MORE RISK YOU, AS A BOND INVESTOR, FACE AS INTEREST RATES RISE. LONG-TERM BONDS ARE MORE SUITABLE FOR INVESTORS WILLING TO TAKE GREATER RISKS; SHORT-TERM BOND INVESTORS SHOULD BE WILLING TO ACCEPT LOWER YIELDS IN RETURN FOR LESS FLUCTUATION IN THE VALUE OF THEIR INVESTMENT.

(APPLE LOGO)

                                (APPLE LOGO)

    PROSPECTUS

                                       28
FUND SUMMARIES

Short-Term Income Fund (continued)

                                WHAT ARE THE MAIN RISKS OF INVESTING IN THIS
                                FUND?

                                Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

                                - CREDIT RISK -- Credit risk is the possibility
                                  that an issuer cannot make timely interest and principal payments on its debt obligations, such as bonds. In general, lower-rated bonds have higher credit risks. However, because the Fund invests in investment grade debt obligations, credit risk is minimized.

                                - INTEREST RATE RISK -- Interest rate risk
                                  involves the possibility that the value of the Fund's investments will decline due to an increase in interest rates. In general, the longer a security's maturity, the greater the interest rate risk.

                                - PREPAYMENT/CALL RISK -- Prepayment risk is the
                                  chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that during periods of falling interest rates, a bond issuer will "call" -- or repay -- its high-yielding bond before the bond's maturity date. In each case, the Fund may be forced to reinvest in securities with a lower yield. Changes in prepayment/call rates can result in greater price and yield volatility.

                                For more information about these risks please refer to the section titled "Investment Practices and Risks."

                                AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF BANK OF OKLAHOMA, N.A., ITS AFFILIATES, OR ANY BANK, AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

    PROSPECTUS

                                       29

                                PERFORMANCE INFORMATION

                                The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

                                This bar chart shows changes in the Fund's performance from year to year.*
                                ANNUAL TOTAL RETURNS (PERIODS ENDED 12/31)

1995                                                                             8.49
1996                                                                             4.35
1997                                                                             7.82
1998                                                                             7.36
1999                                                                             3.54


                                * The performance information shown above is
                                  based on a calendar year. The Fund's total return from 1/1/00 to 9/30/00 was 5.87%. Sales charges are not reflected in the bar chart and, if they were reflected, returns would be less than those shown.


                               Best Quarter:          Q4     1995     2.72%
                               Worst Quarter:         Q1     1996    -0.04%


                                This table compares the Fund's average annual total returns for periods ending December 31, 1999 to those of the Merrill Lynch U.S. Government/Corporate 1-5 Year Bond Index.

                                AVERAGE ANNUAL TOTAL RETURN
                                (PERIODS ENDED 12/31/99)

                                                                                 Since
                                                                               Inception
                                                        1 Year      5 Years    (10/19/94)
                               ----------------------------------------------------------
                               Short-Term Income Fund
                                 (reflects a maximum
                                 sales charge of
                                 2.00%)                  1.43%       5.87%       5.61%
                               ----------------------------------------------------------
                               Merrill Lynch U.S.
                                 Government/Corporate
                                 1-5 Year Bond
                                 Index(1)                2.19%       6.58%       6.86%
                               ----------------------------------------------------------

                                (1) The Merrill Lynch U.S. Government/Corporate
                                    1-5 Year Bond Index is an unmanaged index comprised of investment grade government and corporate debt securities with maturities between 1 and 5 years.

    PROSPECTUS

                                       30
FUND SUMMARIES

FEES AND EXPENSES
---------------------------------------------------
Shareholder Fees
This table describes the shareholder fees that
you pay if you purchase or sell Fund shares. You
would pay these fees directly from your
investment in the Fund.
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)       2.00%*
Maximum Deferred Sales Charge (Load)        0%**
(as a percentage of net asset value)
------------------------------------------------
* The sales charges imposed on purchases of shares decreases as the purchase amount increases. In addition, a sales charge is not imposed on purchases of shares by certain investors. Please refer to the section titled
   "Your Account -- How Sales Charges are
   Calculated."

** A contingent deferred sales charge of 0.50% will be assessed against the proceeds of any redemption request relating to shares purchased without a sales charge in reliance upon the waiver accorded to purchases in the amount of $1 million or more, if the redemption request is made within one year of the purchase date. Please refer to the section titled "Your Account -- How Sales
   Charges are Calculated."

------------------------------------------------
Annual Fund Operating Expenses

This table describes the Fund's expenses that
you pay indirectly if you hold Fund shares.
Investment Advisory Fees                  0.55%+
Distribution/Service (12b-1) Fees         0.25%+

Other Expenses                             0.41%


TOTAL ANNUAL FUND OPERATING EXPENSES      1.21%+

------------------------------------------------

+ During the last fiscal year, the Adviser waived 0.55% of its Investment Advisory Fee, the Distributor waived 0.08% of its Distribution/Service (12b-1) Fees, and various parties reimbursed 0.01% of Other
   Expenses. These fee waivers and
   reimbursements are expected to continue
   through December 31, 2001. Accordingly,
   actual annual fund operating expenses were as follows:

   Investment Advisory Fees                0.00%
   Distribution/Service (12b-1) Fees       0.17%

   Other Expenses                          0.40%


   TOTAL ANNUAL FUND OPERATING EXPENSES    0.57%


------------------------------------------------
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same.
Although your actual costs and returns may be different, your approximate costs of investing
$10,000 in the Fund would be:


   1 Year        3 Years        5 Years        10 Years
---------------------------------------------------------
    $321           $576           $852          $1,637


ADDITIONAL
INFORMATION

DIVIDENDS
AND CAPITAL GAINS
Dividends are paid monthly; capital gains, if any, are paid annually.

INVESTMENT ADVISER
Bank of Oklahoma, N.A.
Tulsa, OK

INCEPTION DATE
October 19, 1994

NET ASSETS AS OF
NOVEMBER 30, 2000

$62 million


SUITABLE FOR IRAS
Yes

MINIMUM INITIAL INVESTMENT
$1,000

NEWSPAPER ABBREVIATION
Am Perform ShTrInc

AMERICAN PERFORMANCE FUND NUMBER
008

CUSIP NUMBER
028846806

TICKER SYMBOL
APSTX

    PROSPECTUS

 EQUITY FUNDS

                                Equity Fund
                                ------------------------------------------------

                                INVESTMENT GOAL

                                Growth of capital and, secondarily, income by investing in U.S. common stocks.

                                PRINCIPAL INVESTMENT STRATEGY

                                The Equity Fund seeks growth of capital and, secondarily, income by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.

                                To pursue this goal, the Fund invests primarily in equity securities of U.S. companies with weighted average market capitalization and book-to-price ratios similar to those of the Standard & Poor's 500/BARRA Value Index (S&P 500/BARRA Value Index). The S&P 500/BARRA Value Index includes stocks based on only one attribute -- the book-to-price ratio. However, stocks included in the S&P 500/BARRA Value Index and securities to be selected by the manager of the Equity Fund also exhibit characteristics associated with "value" stocks: lower price-to-earnings ratios, higher dividend yields, and lower historical and predicted earnings growth.

                                The Fund attempts to identify stocks of
                                undervalued companies by employing a
                                quantitative investment approach whereby individual stocks are ranked according to their relative price strength, relative value, earnings momentum, and earnings estimate revisions. Additional criteria the manager uses to select particular stocks include industry weightings, volatility, momentum, size, trading activity, growth, earnings yield, value, earnings variability, leverage, currency sensitivity, and dividend yield. Economic conditions may warrant the consideration of other factors when ranking individual stocks.

THE S&P 500/BARRA VALUE INDEX:


CONSISTS OF THOSE DOMESTIC STOCKS INCLUDED IN THE S&P 500 INDEX WHICH ADHERE TO A VALUE INVESTMENT STYLE. AS OF THE DATE OF THIS PROSPECTUS, THE S&P 500/BARRA VALUE INDEX STATISTICS WERE AS FOLLOWS: THE SMALLEST COMPANY HAD A MARKET CAPITALIZATION OF $155 MILLION, THE LARGEST COMPANY A MARKET CAPITALIZATION OF $307 BILLION, THE MEAN MARKET CAPITALIZATION WAS $15 BILLION, AND THE WEIGHTED AVERAGE MARKET CAPITALIZATION WAS $72 BILLION.


RELATIVE PRICE STRENGTH:



THE PRICE CHANGE OF ANY STOCK VERSUS THE PRICE CHANGE OF THE WHOLE STOCK MARKET.


RELATIVE VALUE:



A DIVIDEND DISCOUNT MODEL, WHICH IS DERIVED FROM THE THEORY THAT A STOCK'S PRICE IS EQUAL TO THE STREAM OF ITS FUTURE DIVIDENDS DISCOUNTED TO PRESENT VALUE.


(APPLE LOGO)

(APPLE LOGO)

(APPLE LOGO)

    PROSPECTUS

                                       32
FUND SUMMARIES

Equity Fund (continued)
                                In managing the Fund's portfolio, the manager attempts to match the risk characteristics of the stocks comprising the S&P 500/BARRA Value Index. The Fund does not seek to match the performance of the S&P 500/BARRA Value Index, nor does it limit its investments to stocks in that index.

                                In addition to the securities described above, the Fund may invest in money market instruments, U.S. Treasury obligations, and other types of equity and debt securities.

                                The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. In these and in other cases, the Fund may not achieve its investment goal.

                                WHAT ARE THE MAIN RISKS OF INVESTING IN THIS
                                FUND?

                                Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

                                - INVESTMENT STYLE RISK -- Investment style risk
                                  is the possibility that returns from value stocks will trail returns from other asset classes or the overall stock market.

                                - MARKET RISK -- Market risk is the possibility
                                  that the Fund's investments in equity
                                  securities will decline because of drops in the stock market. Stock markets tend to move in cycles, with periods of either rising or falling prices. The value of your investment will go up or down in response to these movements.

                                The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and may increase the amount of taxes that you pay.

    PROSPECTUS

                                       33

                                For more information about these risks please refer to the section titled "Investment Practices and Risks."

                                AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF BANK OF OKLAHOMA, N.A., ITS AFFILIATES, OR ANY BANK, AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                PERFORMANCE INFORMATION

                                The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

                                This bar chart shows changes in the Fund's performance from year to year.*
                                 ANNUAL TOTAL RETURNS (PERIODS ENDED 12/31)
                                [BAR GRAPH]

1991                                                                             26.13
1992                                                                             -3.47
1993                                                                             10.46
1994                                                                             -1.21
1995                                                                             35.26
1996                                                                             25.91
1997                                                                             28.77
1998                                                                             18.83
1999                                                                             12.44


                                * The performance information shown above is
                                  based on a calendar year. The Fund's total return from 1/1/00 to 9/30/00 was -0.53%.
                                  Sales charges are not reflected in the bar chart and, if they were reflected, returns would be less than those shown.


                               Best Quarter:   Q4     1998     18.88%
                               Worst Quarter:  Q3     1998    -12.79%

    PROSPECTUS

                                       34
FUND SUMMARIES


                                This table compares the Fund's average annual total returns for periods ending December 31, 1999 to those of the S&P 500 Index and the S&P 500/BARRA Value Index.

                                 AVERAGE ANNUAL TOTAL RETURNS
                                 (PERIODS ENDED 12/31/99)


                                                                                Since
                                                                              Inception
                                                       1 Year      5 Years    (9/28/90)
                               --------------------------------------------------------
                               Equity Fund
                                 (reflects maximum
                                 sales charge of
                                 5.00%)                  6.83%      22.72%      15.79%
                               --------------------------------------------------------
                               S&P 500 Index(1)         21.04%      28.55%      21.35%
                               --------------------------------------------------------
                               S&P 500/BARRA Value
                                 Index(2)               12.72%      22.94%      18.55%
                               --------------------------------------------------------


                                (1) The S&P 500 Index is an unmanaged index
                                    generally representative of the performance of large companies in the U.S. stock market.


                                (2)The S&P 500/BARRA Value Index is an unmanaged
                                   index generally representative of the
                                   performance of large value companies in the U.S. stock market.

    PROSPECTUS

                                       35

FEES AND EXPENSES
---------------------------------------------------
Shareholder Fees
This table describes the shareholder fees that
you pay if you purchase or sell Fund shares. You
would pay these fees directly from your
investment in the Fund.
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)       5.00%*
Maximum Deferred Sales Charge (Load)        0%**
(as a percentage of net asset value)
------------------------------------------------
* The sales charges imposed on purchases of shares decreases as the purchase amount increases. In addition, a sales charge is not imposed on purchases of shares by certain investors. Please refer to the section titled
   "Your Account -- How Sales Charges are
   Calculated."

** A contingent deferred sales charge of 1.00%
   will be assessed against the proceeds of any
   redemption request relating to shares
   purchased without a sales charge in reliance
   upon the waiver accorded to purchases in the
   amount of $1 million or more, if the
   redemption request is made within one year of
   the purchase date. Please refer to the
   section titled "Your Account -- How Sales
   Charges are Calculated."
------------------------------------------------
Annual Fund Operating Expenses
This table describes the Fund's expenses that you pay indirectly if you hold Fund shares.

Investment Advisory Fees                  0.69%+
Distribution/Service (12b-1) Fees          0.25%

Other Expenses                             0.32%


TOTAL ANNUAL FUND OPERATING EXPENSES      1.26%+

------------------------------------------------
+ During the last fiscal year, the Adviser
  waived 0.19% of its Investment Advisory Fees.
  This fee waiver is expected to continue
  through December 31, 2001. Accordingly, actual
  annual fund operating expenses were as
  follows:
   Investment Advisory Fees                0.50%
   Distribution/Service (12b-1) Fees       0.25%

   Other Expenses                          0.32%


   TOTAL ANNUAL FUND OPERATING EXPENSES    1.07%

------------------------------------------------

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same.
Although your actual costs and returns may be different, your approximate costs of investing
$10,000 in the Fund would be:


   1 Year        3 Years        5 Years        10 Years
---------------------------------------------------------
622.$....          $880          $1,157         $1,946


ADDITIONAL
INFORMATION

DIVIDENDS
AND CAPITAL GAINS
Dividends are paid quarterly; capital gains, if any, are paid annually.

INVESTMENT ADVISER
Bank of Oklahoma, N.A.
Tulsa, OK

INCEPTION DATE
September 28, 1990

NET ASSETS AS OF
NOVEMBER 30, 2000

$131 million


SUITABLE FOR IRAS
Yes

MINIMUM INITIAL INVESTMENT
$1,000

NEWSPAPER ABBREVIATION
Am Perform Equity

AMERICAN PERFORMANCE FUND NUMBER
004

CUSIP NUMBER
028846608

TICKER SYMBOL
APEQX

    PROSPECTUS

                                       36
FUND SUMMARIES

                                Balanced Fund
                                ------------------------------------------------

                                INVESTMENT GOAL

                                Capital appreciation and income by investing in U.S. common stocks and investment grade bonds.

                                PRINCIPAL INVESTMENT STRATEGY
                                The Balanced Fund seeks capital appreciation and income by investing primarily in a broadly diversified portfolio of securities, including common stocks, preferred stocks and bonds. To pursue this goal, the Fund normally invests between 50% and 75% of its total assets in equity securities and at least 25% of its assets in investment grade (rated, at the time of purchase, in one of the three highest rating categories) or comparable quality debt obligations.
                                The equity portion of the Fund primarily consists of large and small capitalization stocks of both undervalued companies and companies with above average growth potential. In selecting equity securities, the Adviser employs a quantitative investment approach whereby individual stocks are ranked according to their relative price strength, relative value, earnings momentum, and earnings estimate revisions. Economic conditions may warrant the consideration of other factors when ranking individual stocks.
                                The debt portion of the Fund primarily consists of bonds, notes and debentures, and bills issued by U.S. corporations or the U.S. government, its agencies, or instrumentalities, mortgage-related securities, and asset-backed securities. The Fund seeks to maintain a dollar-weighted average portfolio maturity of seven to twelve years for the debt portion of its portfolio. The Fund also invests in money market instruments. If the rating of a security is downgraded after purchase, the Adviser will determine whether it is in the best interest of the Fund's shareholders to continue to hold the security.

BALANCED FUNDS: ARE GENERALLY "MIDDLE-OF-THE-ROAD" INVESTMENTS THAT SEEK TO PROVIDE SOME COMBINATION OF GROWTH, INCOME, AND CONSERVATION OF CAPITAL BY INVESTING IN A MIX OF STOCKS, BONDS, AND/OR MONEY MARKET INSTRUMENTS. BECAUSE THE PRICES OF STOCKS AND BONDS OFTEN MOVE IN DIFFERENT DIRECTIONS, BALANCED FUNDS ARE ABLE TO USE REWARDS FROM ONE TYPE OF INVESTMENT TO HELP OFFSET THE RISKS FROM ANOTHER.

RELATIVE PRICE STRENGTH:



THE PRICE CHANGE OF ANY STOCK VERSUS THE PRICE CHANGE OF THE WHOLE STOCK MARKET.


RELATIVE VALUE:



A DIVIDEND DISCOUNT MODEL, WHICH IS DERIVED FROM THE
THEORY THAT A STOCK'S PRICE IS EQUAL TO THE STREAM OF ITS FUTURE DIVIDENDS DISCOUNTED TO PRESENT VALUE.


(APPLE LOGO)

(APPLE LOGO)

(APPLE LOGO)

    PROSPECTUS

                                The portion of the Fund's assets invested in equity and debt securities will vary in accordance with economic conditions, the level of stock prices, interest rates, and the risk associated with each investment medium.

                                In addition to the securities described above, the Fund may invest in other equity and debt securities. The Fund may from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. In these and in other cases, the Fund may not achieve its investment goal.

                                WHAT ARE THE MAIN RISKS OF INVESTING IN THIS
                                FUND?

                                Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

                                - CREDIT RISK -- Credit risk is the possibility
                                  that an issuer cannot make timely interest and principal payments on its debt obligations, such as bonds. In general, lower-rated bonds have higher credit risks. However, because the Fund invests in investment grade debt obligations, credit risk is minimized.

                                - INTEREST RATE RISK -- Interest rate risk
                                  involves the possibility that the value of the Fund's investments will decline due to an increase in interest rates. Generally, an increase in the average maturity of the fixed income portion of the Fund will make it more sensitive to interest rate risk.

                                - MARKET RISK -- Market risk is the possibility
                                  that the Fund's investments in equity
                                  securities will decline because of drops in the stock market. Stock markets tend to move in cycles, with periods of either rising or falling prices. The value of your investment will go up or down in response to these movements.

    PROSPECTUS

                                       38
FUND SUMMARIES

                                - PORTFOLIO BALANCING RISK -- Portfolio
                                  balancing risk is the possibility that the portfolio manager will not accurately assess the optimal mix of stocks and debt securities and therefore will underperform other balanced funds.

                                To the extent that the Fund makes investments with additional risks, those risks could increase volatility or reduce performance. The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and may increase the amount of taxes that you pay.

                                For more information about these risks please refer to the section titled "Investment Practices and Risks."

                                AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF BANK OF OKLAHOMA, N.A., ITS AFFILIATES, OR ANY BANK, AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                PERFORMANCE INFORMATION

                                The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

    PROSPECTUS

                                       39

                                This bar chart shows changes in the Fund's performance from year to year.*
                                 ANNUAL TOTAL RETURNS (PERIODS ENDED 12/31)
                                [BAR GRAPH]

1996                                                                             16.38
1997                                                                             19.46
1998                                                                             17.36
1999                                                                              9.26


                                * The performance information shown above is
                                  based on a calendar year. The Fund's total return from 1/1/00 to 9/30/00 was 0.51%. Sales charges are not reflected in the bar chart and, if they were reflected, returns would be less than those shown.


                               Best Quarter     Q2    1997    13.01%
                               Worst Quarter    Q3    1998    -5.40%

                                This table compares the Fund's average annual total returns for periods ending December 31, 1999 to those of the S&P 500 Index and the Salomon Brothers Broad (Investment Grade) Bond Index.
                                 AVERAGE ANNUAL TOTAL RETURNS
                                 (PERIODS ENDED 12/31/99)

                                                                          Since
                                                                        Inception
                                                               1 Year   (6/1/95)
                               --------------------------------------------------
                               Balanced Fund (reflects
                                 maximum sales charge of
                                 5.00%)                         3.77%    15.07%
                               --------------------------------------------------
                               S&P 500 Index(1)                21.04%    27.00%
                               --------------------------------------------------
                               Salomon Brothers Broad
                                 (Investment Grade) Bond
                                 Index(2)                      -0.83%     6.09%
                               --------------------------------------------------

                                (1) The S&P 500 Index is an unmanaged index
                                    generally representative of the performance of large companies in the U.S. stock market.
                                (2) The Salomon Brothers Broad (Investment
                                    Grade) Bond Index is an unmanaged index
                                    comprised of investment-grade corporate and
                                    U.S. government bonds.

    PROSPECTUS

                                       40
FUND SUMMARIES

FEES AND EXPENSES

------------------------------------------------
Shareholder Fees
This table describes the shareholder fees that
you pay if you purchase or sell Fund shares. You
would pay these fees directly from your
investment in the Fund.
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)       5.00%*
Maximum Deferred Sales Charge (Load)        0%**
(as a percentage of net asset value)
------------------------------------------------
* The sales charges imposed on purchases of shares decreases as the purchase amount increases. In addition, a sales charge is not imposed on purchases of shares by certain investors. Please refer to the section titled
   "Your Account -- How Sales Charges are
   Calculated."

** A contingent deferred sales charge of 1.00%
   will be assessed against the proceeds of any
   redemption request relating to shares
   purchased without a sales charge in reliance
   upon the waiver accorded to purchases in the
   amount of $1 million or more, if the
   redemption request is made within one year of
   the purchase date. Please refer to the
   section titled "Your Account -- How Sales
   Charges are Calculated."
------------------------------------------------
Annual Fund Operating Expenses
This table describes the Fund's expenses that you pay indirectly if you hold Fund shares.

Investment Advisory Fees                  0.74%+
Distribution/Service (12b-1) Fees         0.25%+
Other Expenses                             0.36%
TOTAL ANNUAL FUND OPERATING EXPENSES      1.35%+
------------------------------------------------

+ During the last fiscal year, the Adviser waived 0.32% of its Investment Advisory Fees, the Distributor waived 0.25% of its Distribution/Service (12b-1) Fees, and various parties reimbursed 0.02% of Other Expenses.
  These fee waivers and reimbursements are expected to continue through December 31, 2001. Accordingly, actual annual fund operating expenses were as follows:

   Investment Advisory Fees                0.42%
   Distribution/Service (12b-1) Fees       0.00%

   Other Expenses                          0.34%


   TOTAL ANNUAL FUND OPERATING EXPENSES    0.76%

------------------------------------------------
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same.
Although your actual costs and returns may be different, your approximate costs of investing
$10,000 in the Fund would be:

   1 Year        3 Years        5 Years        10 Years
---------------------------------------------------------
631.$....          $906          $1,202         $2,043

                                                          ADDITIONAL
                                                          INFORMATION

                                                          DIVIDENDS
                                                          AND CAPITAL GAINS
                                                          Dividends are paid
                                                          quarterly; capital
                                                          gains, if any, are
                                                          paid annually.

                                                          INVESTMENT ADVISER
                                                          Bank of Oklahoma,
                                                          N.A.
                                                          Tulsa, OK

                                                          INCEPTION DATE
                                                          June 1, 1995

                                                          NET ASSETS AS OF
                                                          NOVEMBER 30, 2000

                                                          $6 million


                                                          SUITABLE FOR IRAS
                                                          Yes

                                                          MINIMUM INITIAL
                                                          INVESTMENT
                                                          $1,000

                                                          NEWSPAPER
                                                          ABBREVIATION
                                                          Am Perform Balan

                                                          AMERICAN PERFORMANCE
                                                          FUND NUMBER
                                                          009

                                                          CUSIP NUMBER
                                                          028846889

                                                          TICKER SYMBOL
                                                          APBAX

    PROSPECTUS

                                Growth Equity Fund
                                ------------------------------------------------

                                INVESTMENT GOAL

                                Long-term capital appreciation by investing in U.S. common stocks.

                                PRINCIPAL INVESTMENT STRATEGY

                                The Growth Equity Fund seeks long-term capital appreciation by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.

                                To pursue this goal, the Fund invests primarily in a universe of equity securities of large U.S. companies above a given market capitalization, currently $1 billion, with a weighted average market value similar to that of the S&P 500/BARRA Growth Index, which exhibit growth characteristics.
                                The Fund attempts to identify large
                                capitalization stocks with above-average growth potential by employing a quantitative investment approach whereby individual stocks are ranked according to their relative price strength, relative value, earnings momentum, earnings estimate revisions, return on equity, past growth, earnings per share and sales per share, and future estimated earnings per share growth. Economic conditions may warrant the consideration of other factors when ranking individual stocks. The Fund will exhibit volatility similar to the S&P 500/BARRA Growth Index and slightly higher than the S&P 500 Index.

GROWTH FUNDS:
GROWTH INVESTING FOCUSES ON COMPANIES BELIEVED TO HAVE ABOVE-AVERAGE POTENTIAL FOR GROWTH IN REVENUE AND EARNINGS. REFLECTING THE MARKET'S HIGH EXPECTATIONS FOR SUPERIOR GROWTH, THE PRICES OF SUCH STOCKS ARE TYPICALLY ABOVE-AVERAGE IN RELATION TO SUCH MEASURES AS REVENUE, EARNINGS, BOOK VALUE, AND DIVIDENDS.


THE S&P 500/BARRA GROWTH INDEX:
CONSISTS OF THOSE DOMESTIC STOCKS INCLUDED IN THE S&P 500 INDEX WHICH ADHERE TO A GROWTH INVESTMENT STYLE. AS OF THE DATE OF THIS PROSPECTUS, THE S&P 500/BARRA GROWTH INDEX STATISTICS WERE AS FOLLOWS: THE SMALLEST COMPANY HAD A MARKET CAPITALIZATION OF $1 BILLION, THE LARGEST COMPANY A MARKET CAPITALIZATION OF $491 BILLION, THE MEAN MARKET CAPITALIZATION WAS $51 BILLION, AND THE WEIGHTED AVERAGE MARKET CAPITALIZATION WAS $173 BILLION.


RELATIVE PRICE STRENGTH:



THE PRICE CHANGE OF ANY STOCK VERSUS THE PRICE CHANGE OF THE WHOLE STOCK MARKET.


RELATIVE VALUE:



A DIVIDEND DISCOUNT MODEL, WHICH IS DERIVED FROM THE THEORY THAT A STOCK'S PRICE IS EQUAL TO THE STREAM OF ITS FUTURE DIVIDENDS DISCOUNTED TO PRESENT VALUE.


(APPLE LOGO)

(APPLE LOGO)

(APPLE LOGO)

(APPLE LOGO)

    PROSPECTUS

                                       42
FUND SUMMARIES

Growth Equity Fund (continued)
                                In addition to the securities described above, the fund may invest in money market instruments, U.S. Treasury obligations and other types of equity and debt securities.

                                The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. In these and in other cases, the Fund may not achieve its investment goal.

                                WHAT ARE THE MAIN RISKS OF INVESTING IN THIS
                                FUND?

                                Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

                                - INVESTMENT STYLE RISK -- Investment style risk
                                  is the possibility that returns from large capitalization growth stocks will trail returns from other asset classes or the overall stock market.

                                - MARKET RISK -- Market risk is the possibility
                                  that the Fund's investments in equity
                                  securities will decline because of drops in the stock market. Stock markets tend to move in cycles, with periods of either rising or falling prices. The value of your investment will go up or down in response to these movements.

                                The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and may increase the amount of taxes that you pay.

                                For more information about these risks please refer to the section titled "Investment Practices and Risks."

                                AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF BANK OF OKLAHOMA, N.A., ITS AFFILIATES, OR ANY BANK, AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

    PROSPECTUS

                                       43

                                PERFORMANCE INFORMATION

                                The bar chart and the performance table below give some indication of the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

                                This bar chart shows changes in the Fund's performance from year to year.*+
                                 ANNUAL TOTAL RETURNS (PERIODS ENDED 12/31)

1995                                                                             35.99
1996                                                                             24.41
1997                                                                             32.88
1998                                                                             42.25
1999                                                                             27.71


                                * The performance information shown above is
                                  based on a calendar year. The Fund's total return from 1/1/00 to 9/30/00 was -8.17%.
                                  Sales charges are not reflected in the bar chart and, if they were reflected, returns would be less than those shown.


                               Best Quarter:    Q4    1998    23.55%
                               Worst Quarter:   Q3    1998    -7.56%

    PROSPECTUS

                                       44
FUND SUMMARIES

                                This table compares the Fund's average annual total returns for periods ending December 31, 1999 to those of the S&P 500 Index and the S&P 500/BARRA Growth Index.+
                                AVERAGE ANNUAL TOTAL RETURNS
                                (PERIODS ENDED 12/31/99)

                                                                            Since
                                                                          Inception
                                                       1 Year   5 Years   (6/30/94)
                               -----------------------------------------------------
                               Growth Equity Fund
                                 (reflects a maximum
                                 sales charge of
                                 5.00%)                21.35%   31.17%      28.21%
                               -----------------------------------------------------
                               S&P 500 Index(1)        21.04%   28.55%      26.75%
                               -----------------------------------------------------
                               S&P 500/BARRA Growth
                                 Index(2)              28.25%   33.63%      33.63%
                               -----------------------------------------------------

                                (1)  The S&P 500 Index is an unmanaged index
                                     generally representative of the performance of large companies in the U.S. stock market.

                                (2)  The S&P 500/BARRA Growth Index is an
                                     unmanaged index generally representative of the performance of large growth companies in the U.S. stock market.


                                + The above-quoted performance information
                                  includes the performance of a predecessor fund for the period from June 30, 1994 until the Growth Equity Fund commenced operations on November 3, 1997 adjusted to reflect the deduction of fees and expenses applicable to the Growth Equity Fund as stated in this prospectus in the Fees and Expenses section (i.e., adjusted to reflect anticipated fees and expenses, absent any fee waivers). The predecessor fund was not registered under the 1940 Act and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the Act and the Code. If the predecessor fund had been registered under the 1940 Act, its performance may have been adversely affected. The investment objective, restrictions and guidelines of the Growth Equity Fund are materially equivalent to its predecessor fund and both are managed by the same personnel.

    PROSPECTUS

FEES AND EXPENSES
---------------------------------------------------
Shareholder Fees
This table describes the shareholder fees that
you pay if you purchase or sell Fund shares. You
would pay these fees directly from your
investment in the Fund.
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)       5.00%*
Maximum Deferred Sales Charge (Load)        0%**
(as a percentage of net asset value)
------------------------------------------------
* The sales charges imposed on purchases of shares decreases as the purchase amount increases. In addition, a sales charge is not imposed on purchases of shares by certain investors. Please refer to the section titled
   "Your Account -- How Sales Charges are
   Calculated."

** A contingent deferred sales charge of 1.00%
   will be assessed against the proceeds of any
   redemption request relating to shares
   purchased without a sales charge in reliance
   upon the waiver accorded to purchases in the
   amount of $1 million or more, if the
   redemption request is made within one year of
   the purchase date. Please refer to the
   section titled "Your Account -- How Sales
   Charges are Calculated."
------------------------------------------------
Annual Fund Operating Expenses
This table describes the Fund's expenses that you pay indirectly if you hold Fund shares.

Investment Advisory Fees                  0.69%+
Distribution/Service (12b-1) Fees          0.25%
Other Expenses                             0.34%
TOTAL ANNUAL FUND OPERATING EXPENSES      1.28%+
------------------------------------------------

+ During the last fiscal year, the Adviser waived 0.19% of its Investment Advisory Fees and various parties reimbursed 0.02% of Other
  Expenses. The fee waiver and reimbursements are expected to continue through December 31, 2001. Accordingly, actual annual fund operating expenses were as follows:


      Investment Advisory Fees             0.50%
      Distribution/Service (12b-1) Fees    0.25%

      Other Expenses                       0.32%


      TOTAL ANNUAL FUND OPERATING
      EXPENSES                             1.07%

------------------------------------------------
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same.
Although your actual costs and returns may be different, your approximate costs of investing
$10,000 in the Fund would be:

   1 Year        3 Years        5 Years        10 Years
---------------------------------------------------------
    $624           $886          $1,167         $1,968

                                                          ADDITIONAL
                                                          INFORMATION

                                                          DIVIDENDS
                                                          AND CAPITAL GAINS
                                                          Dividends are paid
                                                          quarterly; capital
                                                          gains, if any, are
                                                          paid annually.

                                                          INVESTMENT ADVISER
                                                          Bank of Oklahoma,
                                                          N.A.
                                                          Tulsa, OK

                                                          INCEPTION DATE
                                                          November 3, 1997

                                                          NET ASSETS AS OF
                                                          NOVEMBER 30, 2000

                                                          $134 million


                                                          SUITABLE FOR IRAS
                                                          Yes

                                                          MINIMUM INITIAL
                                                          INVESTMENT
                                                          $1,000

                                                          NEWSPAPER
                                                          ABBREVIATION
                                                          Am Perform GroEq

                                                          AMERICAN PERFORMANCE
                                                          FUND NUMBER
                                                          010

                                                          CUSIP NUMBER
                                                          028846871

                                                          TICKER SYMBOL
                                                          APGEX

    PROSPECTUS

                                       46
FUND SUMMARIES

                                Small Cap Equity Fund
                                ------------------------------------------------

                                INVESTMENT GOAL

                                Long-term capital appreciation and, secondarily, income by investing in U.S. small cap common stocks.

                                PRINCIPAL INVESTMENT STRATEGY

                                The Small Cap Equity Fund seeks long-term capital appreciation and, secondarily, income by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks of small-size companies. To pursue this goal, the Fund primarily invests in equity securities of small capitalization U.S. companies believed to be undervalued, or present above average growth potential. The Fund attempts to identify stocks of both undervalued small capitalization companies and small capitalization companies with above average growth potential by employing a quantitative investment approach whereby individual stocks are ranked according to their relative price strength, earnings estimate revisions, book-to-price, sales-to-price, and cash flow to price. Additional criteria the manager uses to select particular stocks include volatility, momentum, size, trading activity, growth, earnings yield, value, earnings variability, leverage, currency sensitivity, and dividend yield. Economic conditions may warrant the consideration of other factors when ranking individual stocks.

                                In managing the Fund's portfolio, the portfolio will be constructed to exhibit investment characteristics of the stocks comprising the S&P Small Cap 600 Index. However, the Fund will not limit its investments to stocks within the S&P Small Cap 600 Index and will hold only a representative sample of the stocks in the S&P Small Cap 600 Index.
SMALL-CAP STOCKS:
STOCKS OF PUBLICLY TRADED COMPANIES -- AND MUTUAL FUNDS THAT HOLD THESE
STOCKS -- CAN BE CLASSIFIED BY THE COMPANIES' MARKET VALUE, OR CAPITALIZATION. SMALL-CAP FUNDS TYPICALLY HOLD STOCKS OF COMPANIES WITH A MARKET VALUE OF LESS THAN $1 BILLION.
THE S&P SMALL CAP 600 INDEX:

CONSISTS OF 600 DOMESTIC STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY AND INDUSTRY GROUP REPRESENTATIONS. AS OF THE DATE OF THIS PROSPECTUS, THE S&P SMALL CAP 600 INDEX STATISTICS WERE AS FOLLOWS: THE SMALLEST COMPANY HAD A MARKET CAPITALIZATION OF $12 MILLION, THE LARGEST COMPANY A MARKET CAPITALIZATION OF $3 BILLION, THE MEAN MARKET CAPITALIZATION WAS $551 MILLION, AND THE WEIGHTED AVERAGE MARKET CAPITALIZATION WAS $936 MILLION.


(APPLE LOGO)

(APPLE LOGO)

    PROSPECTUS

                                In addition to the securities described above, the Fund may invest in money market instruments, U.S. Treasury obligations, and other types of equity and debt securities.

                                The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. In these and in other cases, the Fund may not achieve its investment goal.

                                WHAT ARE THE MAIN RISKS OF INVESTING IN THIS
                                FUND?

                                Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

                                - INVESTMENT STYLE RISK -- Investment style risk
                                  is the possibility that returns from small capitalization value and growth stocks will trail returns from other asset classes or the overall stock market.

                                - MARKET RISK -- Market risk is the possibility
                                  that the Fund's investments in equity
                                  securities will decline because of drops in the stock market. Stock markets tend to move in cycles, with periods of either rising or falling prices. The value of your investment will go up or down in response to these movements.

                                - SMALL CAP SECURITIES RISK -- Small cap
                                  securities risk involves the greater risk of investing in smaller, less well-known companies, especially those that have a narrow product line or are traded infrequently, than investing in established companies with proven track records.

                                The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and may increase the amount of taxes that you pay.

    PROSPECTUS

                                       48
FUND SUMMARIES

                                For more information about these risks please refer to the section titled "Investment Practices and Risks."
                                AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF BANK OF OKLAHOMA, N.A., ITS AFFILIATES, OR ANY BANK, AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                PERFORMANCE INFORMATION

                                A bar chart and performance table are not included for the Small Cap Equity Fund because the Fund did not commence operations until 2/17/99 and therefore does not have a performance history for a full calendar year.

    PROSPECTUS

FEES AND EXPENSES
------------------------------------------------
Shareholder Fees
This table describes the shareholder fees that
you pay if you purchase or sell Fund shares. You
would pay these fees directly from your
investment in the Fund.
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)       5.00%*
Maximum Deferred Sales Charge (Load)        0%**
(as a percentage of net asset value)

------------------------------------------------
* The sales charges imposed on purchases of shares decreases as the purchase amount increases. In addition, a sales charge is not imposed on purchases of shares by certain investors. Please refer to the section titled
   "Your Account -- How Sales Charges are
   Calculated."

** A contingent deferred sales charge of 1.00%
   will be assessed against the proceeds of any
   redemption request relating to shares
   purchased without a sales charge in reliance
   upon the waiver accorded to purchases in the
   amount of $1 million or more, if the
   redemption request is made within one year of
   the purchase date. Please refer to the
   section titled "Your Account -- How Sales
   Charges are Calculated."
------------------------------------------------
Annual Fund Operating Expenses
This table describes the Fund's expenses that you pay indirectly if you hold Fund shares.

Investment Advisory Fees                  0.69%+
Distribution/Service (12b-1) Fees         0.25%+

Other Expenses                             0.53%


TOTAL ANNUAL FUND OPERATING EXPENSES      1.47%+

------------------------------------------------

+ During the last fiscal year, the Adviser waived 0.69% of its Investment Advisory Fees, the Distributor waived 0.25% of its Distribution/Service (12b-1) Fees, and various parties reimbursed 0.01% of Other Expenses.
  For the period through December 31, 2001 the Adviser expects to waive 0.49% of its Investment Advisory Fees and the Distributor expects to waive 0.25% of its Distribution/Service (12b-1) Fees and various parties are expected to reimburse 0.01% of Other Expenses. Accordingly, annual fund operating expenses are expected to be as follows:



      Investment Advisory Fees             0.20%

      Distribution/Service (12b-1) Fees    0.00%

      Other Expenses                       0.52%


      TOTAL ANNUAL FUND OPERATING
      EXPENSES                             0.72%

------------------------------------------------
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same.
Although your actual costs and returns may be different, your approximate costs of investing
$10,000 in the Fund would be:


   1 Year        3 Years        5 Years        10 Years
---------------------------------------------------------
    $642           $942          $1,263         $2,170


                                                          ADDITIONAL
                                                          INFORMATION

                                                          DIVIDENDS
                                                          AND CAPITAL GAINS
                                                          Dividends are paid
                                                          quarterly; capital
                                                          gains, if any, are
                                                          paid annually.

                                                          INVESTMENT ADVISER
                                                          Bank of Oklahoma,
                                                          N.A.
                                                          Tulsa, OK

                                                          INCEPTION DATE
                                                          February 17, 1999

                                                          NET ASSETS AS OF
                                                          NOVEMBER 30, 2000

                                                          $7 million


                                                          SUITABLE FOR IRAS
                                                          Yes

                                                          MINIMUM INITIAL
                                                          INVESTMENT
                                                          $1,000

                                                          NEWSPAPER
                                                          ABBREVIATION
                                                          n/a

                                                          AMERICAN PERFORMANCE
                                                          FUND NUMBER
                                                          011

                                                          CUSIP NUMBER
                                                          028846863

                                                          TICKER SYMBOL
                                                          n/a

    PROSPECTUS

                                  (FLAG LOGO)

                           AMERICAN PERFORMANCE FUNDS

Your Account

HOW SALES CHARGES ARE CALCULATED

Shares of each Fund are sold at their public offering price, which includes the initial sales charge. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions or on purchases of the Money Market Funds or the Institutional Money Market Funds. The American Performance Institutional Money Market Funds are offered through a separate prospectus.

The current sales charge rates are as follows:

FOR THE EQUITY FUND, THE BALANCED FUND, THE GROWTH EQUITY FUND, AND THE SMALL CAP EQUITY FUND

                                       Sales Charge        Sales Charge
                                        as a % of            as a % of
          Your Investment             Offering Price    Your Net Investment
---------------------------------------------------------------------------
Up to $49,999                              5.00%               5.26%
$50,000 up to $99,999                      3.75%               3.90%
$100,000 up to $249,999                    2.75%               2.83%
$250,000 up to $499,999                    2.00%               2.04%
$500,000 up to $999,999                    1.75%               1.78%
$1,000,000 and above(1)                    0.00%               0.00%
---------------------------------------------------------------------------

FOR THE BOND FUND

                                       Sales Charge        Sales Charge
                                        as a % of            as a % of
          Your Investment             Offering Price    Your Net Investment
---------------------------------------------------------------------------
Up to $49,999                              4.00%               4.17%
$50,000 up to $99,999                      3.25%               3.36%
$100,000 up to $249,999                    2.50%               2.56%
$250,000 up to $499,999                    2.00%               2.04%
$500,000 up to $999,999                    1.50%               1.52%
$1,000,000 and above(1)                    0.00%               0.00%
---------------------------------------------------------------------------

(1) There is no initial sales charge on purchases of $1 million or more. However, a contingent deferred sales charge (CDSC) of up to 1.00% of the purchase price will be charged to the shareholder if shares are redeemed in the first year after purchase. This charge will be based on the lower of your cost for the shares or their net asset value (NAV) at the time of redemption. There will be no CDSC on reinvested distributions.

    PROSPECTUS

FOR THE INTERMEDIATE BOND FUND AND THE INTERMEDIATE TAX-FREE BOND FUND

                                       Sales Charge        Sales Charge
                                        as a % of            as a % of
          Your Investment             Offering Price    Your Net Investment
---------------------------------------------------------------------------
Up to $49,999                              3.00%               3.09%
$50,000 up to $99,999                      2.50%               2.56%
$100,000 up to $249,999                    2.00%               2.04%
$250,000 up to $499,999                    1.50%               1.52%
$500,000 up to $999,999                    1.25%               1.27%
$1,000,000 and above(1)                    0.00%               0.00%
---------------------------------------------------------------------------

FOR THE SHORT-TERM INCOME FUND

                                       Sales Charge        Sales Charge
                                        as a % of            as a % of
          Your Investment             Offering Price    Your Net Investment
---------------------------------------------------------------------------
Up to $49,999                              2.00%               2.04%
$50,000 up to $99,999                      1.50%               1.52%
$100,000 up to $249,999                    1.25%               1.27%
$250,000 up to $499,999                    1.00%               1.01%
$500,000 up to $999,999                    0.75%               0.76%
$1,000,000 and above(1)                    0.00%               0.00%
---------------------------------------------------------------------------

(1) There is no initial sales charge on purchases of $1 million or more. However, a contingent deferred sales charge (CDSC) of up to 1.00% of the purchase price will be charged to the shareholder if shares are redeemed in the first year after purchase. This charge will be based on the lower of your cost for the shares or their net asset value (NAV) at the time of redemption. There will be no CDSC on reinvested distributions.

SALES CHARGE WAIVERS

The Distributor may periodically waive the sales charges for all customers with respect to any of the Equity Funds or Bond Funds. In addition, the Distributor may waive the sales charge for the purchase of a Fund's shares with the proceeds from the recent redemption of shares of another non-money market mutual fund that imposes a sales charge.

The sales charges may also be waived for:

  1. investors who purchase through accounts with the Investment Adviser and through their existing trust relationship with the Investment Adviser;

  2. employees of the Investment Adviser or its affiliates;

    PROSPECTUS

                                       52
YOUR ACCOUNT

  3. each Trustee of the Funds and any employee of a company that constitutes the principal business activity of a Trustee;

  4. employees of the Distributor and its affiliates;

  5. orders placed on behalf of other investment companies distributed by The BISYS Group, Inc. or its affiliated companies;

  6. existing shareholders who own shares in any of the Funds within their trust accounts and purchase additional shares outside of these trust relationships;

  7. investors within wrap accounts;


  8. investors who purchase in connection with 401(k) plans, 403(b) plans, and other employer-sponsored qualified retirement plans; Investment Retirement Accounts and


  9. investors who purchase in connection with non-transactional fee fund programs and programs offered by fee-based financial planners and other types of financial institutions.

Each investor described in paragraphs (2), (3), (4), (6), (8), and (9) above must identify himself or herself at the time of purchase. When an investor who has previously redeemed shares of any American Performance Fund re-enters the American Performance Funds, the sales charge on the newly purchased shares will be waived on a one-time basis in an amount up to the total of any sales charge paid on the shares previously redeemed. If the shareholder exercising this re-entry privilege paid a sales charge on the redeemed shares and held them for less than 91 days, such shareholder must reduce his or her cost basis of the redeemed shares for purposes of determining any capital gain or loss on the redemption by the lesser of (1) the sales charge paid for those shares, or (2) the sales charge waived in connection with the purchase of the new shares. The Funds reserve the right to alter the terms of their sales charge waiver practices upon sixty days' notice to shareholders.

SALES CHARGE REDUCTIONS

Reduced sales charges are available to shareholders with investments of $50,000 or more (please see the previous section titled "How Sales Charges are Calculated.") In addition, you may qualify for reduced sales charges under the following circumstances.

- Letter of Intent. You inform the Funds in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. You must include a minimum of 5% of the total amount you intend to purchase with your letter of intent.

- Right of Accumulation. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge.

    PROSPECTUS

- Combination Privilege. Combine accounts of multiple Funds (excluding the Money Market Funds) or accounts of immediate family household members (spouse and children under 21) and businesses owned by you as sole proprietorship to achieve reduced sales charges.

- Concurrent Purchases. For purposes of qualifying for a reduced sales charge, investors have the privilege of:

     (a) combining concurrent purchases of, and holdings in, shares of any of the American Performance Funds purchased from a broker or dealer selling the American Performance Funds, sold with a sales charge ("Eligible Shares"); or

     (b) combining concurrent purchases of shares of any funds purchased from a broker or dealer selling the American Performance Funds, sold with a sales charge ("Other Shares") with concurrent purchases of Eligible Shares.

     Investors are permitted to purchase Eligible Shares at the public offering price applicable to the total of (a) the dollar amount of the Eligible Shares and Other Shares then being purchased plus (b) an amount equal to the then-current net asset value of the purchaser's combined holdings of Eligible Shares.

- Reinstatement Privilege. If you have sold shares and decide to reinvest in the Fund within a 90 day period, you will not be charged the applicable sales load on amounts up to the value of the shares you sold. You must provide a written reinstatement request and payment within 90 days of the date your instructions to sell were processed.

    PROSPECTUS

                                       54
YOUR ACCOUNT

DISTRIBUTION/SERVICE (12B-1) FEES

The Funds (except the American Performance Institutional Money Market Funds) have adopted a plan under Rule 12b-1 that allows each Fund to pay distribution and service fees for the sale and distribution of its shares and for services provided to shareholders. Because these fees are paid out of a Fund's assets continuously, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum distribution fee is 0.25% of the average daily net assets of a Fund.

                                OPENING AN ACCOUNT

                                1.Read this prospectus carefully.

                                2.Determine how much you want to invest. The
                                  minimum investment for the American
                                  Performance Funds is as follows:

                                   - INITIAL PURCHASE:  $1,000 for each Fund

                                   - ADDITIONAL PURCHASES:  $100 for each Fund.

                                   These minimums may be waived if purchases are made in connection with Individual Retirement Accounts, Keoghs, qualified pension plans, similar plans, or other employer plans. For more information on IRAs, Keoghs, or similar plans, contact the Funds at (918) 588-6586. The minimum investment in the Auto Invest Plan is $100. Please refer to the section titled "Additional Investor Services."

                                3.Complete the appropriate parts of the Account
                                  Registration Form, carefully following the instructions. You must submit additional documentation when opening trust, corporate or power of attorney accounts. For more information, please contact your financial representative or call the Funds at (800) 762-7085.

    PROSPECTUS

BUYING SHARES


        OPENING AN ACCOUNT                 ADDING TO AN ACCOUNT
By Mail
-    Make out a check, bank draft,  -    Make out a check, bank draft,
     or money order for the              or money order for the
     investment amount (at least         investment amount payable (at
     $1,000), payable to the             least $100) to the American
     American Performance Funds.         Performance Funds.
-    Deliver the check, bank        -    Deliver the check, bank
     draft, or money order and           draft, or money order and
     your completed Account              investment slip attached to
     Registration Form to the            your account statement (or,
     Funds' Custodian at Bank of         if unavailable, provide the
     Oklahoma, N.A., Attention:          Fund name, amount invested,
     American Performance Funds,         account name, and account
     P.O. Box 182730, Columbus,          number) to the Funds'
     Ohio 43218-2730.                    Custodian at Bank of
                                         Oklahoma, N.A., Attention:
                                         American Performance Funds,
                                         P.O. Box 182730, Columbus,
                                         Ohio 43218-2730.
----------------------------------------------------------------------
By Overnight Mail
-    Make out a check, bank draft,  -    Make out a check, bank draft,
     or money order for the              or money order for the
     investment amount (at least         investment amount payable (at
     $1,000), payable to the             least $100) to the American
     American Performance Funds.         Performance Funds.
-    Deliver the check, bank        -    Deliver the check, bank
     draft, or money order and           draft, or money order and
     your completed Account              investment slip attached to
     Registration Form to c/o            your account statement (or,
     BISYS Fund Services, Attn:          if unavailable, provide the
     T.A. Operations, American           Fund name, amount invested,
     Performance Funds, 3435             account name, and account
     Stelzer Road, Columbus, Ohio        number) to c/o BISYS Fund
     43219-3035.                         Services, Attn: T.A.
                                         Operations, American
                                         Performance Funds, 3435
                                         Stelzer Road, Columbus, Ohio
                                         43219-3035.
----------------------------------------------------------------------

        All purchases made by check should be in U.S. dollars.
 Third party checks, credit card checks or cash will not be accepted.

    PROSPECTUS

                                       56
YOUR ACCOUNT

       OPENING AN ACCOUNT               ADDING TO AN ACCOUNT
By Telephone or Wire Transfer
- Call (800) 762-7085 for         - Deliver your completed Account
  instructions on opening an        Registration Form to the Funds
  account by wire transfer.         at: c/o BISYS Fund Services
                                    Attn: T.A. Operations
                                    3435 Stelzer Rd.
                                    Columbus, OH 43219
                                  - To place an order by telephone
                                  call the Funds at (800) 762-7085
                                    for instructions on purchasing
                                    additional shares by wire
                                    transfer.
                                  - Your bank may charge a fee to
                                  wire funds.
------------------------------------------------------------------
By Electronic Funds Transfer
- Your bank must participate in   - Establish the electronic
  the Automated Clearing House    purchase option on your Account
  and must be a U.S. bank.          Registration Form or call
                                    (800) 762-7085.
                                  - Call (800) 762-7085 to arrange
                                  an electronic purchase.
                                  - Your bank may charge a fee to
                                    electronically transfer funds.
------------------------------------------------------------------

    PROSPECTUS

SELLING SHARES


TO SELL SOME OR ALL OF YOUR SHARES
By Mail
- Accounts of any type.                     - Write a letter of instruction
                                              indicating the fund name, your account
- Sales of any amount.                        number, the name(s) in which the
                                              account is registered and the dollar
                                              value or number of shares you wish to
                                              sell.
                                            - Include the account owner
                                              signature(s).
                                            - Mail the materials to the Funds'
                                              Custodian at Bank of Oklahoma, N.A.,
                                              Attention: American Performance Funds,
                                              P.O. Box 182730, Columbus, Ohio
                                              43218-2730.
                                            - A check will be mailed to the name(s)
                                              and address in which the account is
                                              registered, or otherwise according to
                                              your letter of instruction.
------------------------------------------------------------------------------------
By Overnight Mail
- Accounts of any type.                     - Write a letter of instruction
                                              indicating the fund name, your account
- Sales of any amount.                        number, the name(s) in which the
                                              account is registered and the dollar
                                              value or number of shares you wish to
                                              sell.
                                            - Include the account owner
                                              signature(s).
                                            - Mail the materials to American
                                              Performance Funds, c/o BISYS Fund
                                              Services, Attn: T.A. Operations, 3435
                                              Stelzer Road, Columbus, Ohio
                                              43219-3035.
                                            - A check will be mailed to the name(s)
                                              and address in which the account is
                                              registered, or otherwise according to
                                              your letter of instruction.
------------------------------------------------------------------------------------

    PROSPECTUS

                                       58
YOUR ACCOUNT

TO SELL SOME OR ALL OF YOUR SHARES
By Phone
- Accounts of any type.                     - Call (800) 762-7085 with instructions
                                              as to how you wish to receive your
- Sales of any amount.                        funds (mail, wire, electronic
                                              transfer).
------------------------------------------------------------------------------------
By Wire
- Accounts of any type which have elected   - Call (800) 762-7085 to request a wire
  the wire option on the Account              transfer.
  Registration Form.
                                            - If you call by 4 p.m. Eastern time,
- Sales of any amount.                        your payment will normally be wired to
                                              your bank on the next business day.
                                            - The Fund may charge a wire fee.
                                            - Your bank may charge a fee to wire
                                              funds.
------------------------------------------------------------------------------------
By Electronic Funds Transfer
- Accounts of any type.                     - Call (800) 762-7085 to request an
                                              electronic funds transfer.
- Sales of any amount.
                                            - If you call by 4 p.m. Eastern time,
- Shareholders with accounts at a U.S.        the NAV of your shares will normally
  bank which participates in the Automated    be determined on the same day and the
  Clearing House.                             proceeds will be created within 8
                                              days.
                                            - Your bank may charge a fee to
                                              electronically transfer funds.
------------------------------------------------------------------------------------

Selling Shares in Writing. In certain circumstances, you may need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee unless:

- the redemption check is payable to the shareholder(s) of record, and the check is mailed to the shareholder(s) of record and mailed to the address of record, or

- the redemption proceeds are being wired according to bank instructions currently on your account.

You should be able to obtain your signature guarantee from a bank, broker, dealer, credit union, securities exchange or association, clearing agency, or savings association. A notary public CANNOT provide a signature guarantee.

    PROSPECTUS

Receiving Your Money. Normally, payment of your redemption proceeds will be made as promptly as possible and, in any event, within seven calendar days after the redemption order is received. At various times, however, a Fund may be requested to redeem shares for which it has not yet received good payment; collection of payment may take ten or more days. If you have made your initial investment by check, you cannot receive the proceeds of that check until it has cleared (which may require up to 10 business days). You can avoid this delay by purchasing shares with a certified check.


Involuntary Sales of Your Shares. Due to the relatively high costs of handling small investments, each Fund reserves the right to redeem your shares at net asset value if your account balance in any Fund drops below $500. Before any Fund exercises its right to redeem your shares you will be given at least 60 days written notice to give you time to add to your account and avoid selling your shares.

Refusal of Redemption Request. The Funds may postpone payment for shares at times when the New York Stock Exchange is closed or under any emergency circumstances as determined by the Securities and Exchange Commission. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send the Funds your request by regular or overnight mail. Follow the instructions above under "Selling Your Shares" in this section.

Redemption In Kind. The Funds reserve the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of a Fund's net assets). If a Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

Undeliverable Redemption Checks. For any shareholder who chooses to receive distributions in cash: If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the appropriate Fund as of the cancellation date. No interest is paid during the time the check is outstanding.

    PROSPECTUS

                                       60
YOUR ACCOUNT

EXCHANGING SHARES

How to Exchange Your Shares. Shares of any Fund offered in this Prospectus may be exchanged without payment of a sales charge for shares of any American Performance Fund having a sales charge equal to or less than that of the Fund shares sought to be exchanged. If the shareholder exercising the exchange privilege paid a sales charge on the exchanged shares that is less than the sales charge applicable to the shares sought to be acquired through the exchange, such shareholder must pay a sales charge on the exchange equal to the difference between the sales charge paid for the exchanged shares and the sales charge applicable to the shares sought to be acquired through the exchange. The exchange will be made on the basis of the relative net asset values of the shares exchanged. The Funds reserve the right to eliminate or to alter the terms of this exchange offer upon sixty days' notice to shareholders.

A shareholder wishing to exchange his or her shares may do so by contacting the Funds at (800) 762-7085 or by providing written instructions to the Funds at BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219. Any shareholder who wishes to make an exchange must have received a current Prospectus of the Fund in which he or she wishes to invest before the exchange will be effected.

TRANSACTION POLICIES

Valuation of Shares. The net asset value per share of a Fund is determined by dividing the total market value of the Fund's investments and other assets, less any liabilities, by the total number of outstanding shares of the Fund.

MONEY MARKET FUNDS


- The net asset value of each of the Money Market Funds is determined at 4:00 p.m. on each business day in which the New York Stock Exchange ("NYSE") is open for trading and the Federal Reserve Bank of Kansas City is open.


- The assets in each Money Market Fund are valued based upon the amortized cost method. For further information about valuation of investments, see the Statement of Additional Information.

- The net asset value of each of the Money Market Funds is expected to remain at a constant $1.00 per share, although there is no assurance that this will be maintained.

BOND AND EQUITY FUNDS

- The net asset value of each of the Bond and Equity Funds is determined on each business day as of the close of regular trading of the NYSE (generally

    PROSPECTUS

4:00 p.m. Eastern time) on each day in which the NYSE is open for trading, and the Federal Reserve Bank of Kansas City is open.

- The assets in each of the Bond and Equity Funds are valued at market value. If market quotations are not readily available, the securities will be valued at fair value by the Funds' Pricing Committee. For further information about valuation of investments, see the Statement of Additional Information.

Buy and Sell Prices. When you buy shares, you pay the net asset value next determined after your order is received. When you sell shares, you receive the net asset value next determined after your order is received.

ADDITIONAL INVESTOR SERVICES

Auto Invest Plan (AIP). AIP lets you set up periodic additional investments in the Funds of your choice through automatic deductions from your bank account. The minimum investment amount is $100 per month or quarter per Fund. To establish, complete the appropriate section in the Account Registration Form. The minimum initial investment in the AIP is $100 and the minimum for subsequent investments is $50. To participate in AIP from your bank account, please attach a voided check to your Account Registration Form.

Directed Dividend Option. By selecting the appropriate box in the Account Registration Form, you can elect to receive your distributions in cash (check) or have distributions (capital gains and dividends) reinvested in another American Performance Fund without a sales charge. You must maintain the minimum balance in each Fund into which you plan to reinvest distributions or the reinvestment will be suspended and your distributions paid to you. The Fund may modify or terminate this directed dividend option without notice. You can change or terminate your participation in the directed dividend option at any time.

Systematic Withdrawal Plan (SWP). If you have at least $10,000 in your account, you may use SWP, which allows you to receive regular distributions from your account. Under the plan you may elect to receive automatic payments via check of at least $100 per Fund or more on a monthly or quarterly basis. You may arrange to receive regular distributions from your account via check by completing the appropriate section in the Account Registration Form and attaching a voided check or by calling (800) 762-7085. The maximum withdrawal per year is 12% of the account value at the time of election.

DIVIDENDS AND CAPITAL GAINS


As a mutual fund shareholder, you may receive capital gains and/or income from your investment. The Money Market Funds and Bond Funds declare income dividends daily and pay income dividends monthly. The Equity Funds declare and pay income dividends quarterly. The Funds distribute capital gains they

    PROSPECTUS

                                       62
YOUR ACCOUNT


have realized, if any, at least once a year. It is unlikely that the Money Market Funds will realize any capital gains.


We will automatically reinvest any income and capital gains distributions you are entitled to in additional shares of your Fund(s) unless you notify our Distributor that you want to receive your distributions in cash. To do so, send a letter with your request, including your name and account number to:

                           American Performance Funds
                            c/o BISYS Fund Services
                               3435 Stelzer Road
                              Columbus, Ohio 43219

Your request will become effective for distributions having record dates after our Distributor receives your request. Note that the Internal Revenue Service treats dividends paid in additional Fund shares the same as it treats dividends paid in cash.

TAXES

Your mutual fund investments may have a considerable impact on your tax situation. We've summarized some of the main points you should know below. Note, however, that the following is general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. In addition, if you are not a resident of the United States, you may have to pay taxes besides those described here, such as U.S. withholding and estate taxes.

- Important Note. If you have not done so already, be sure to provide us with your correct taxpayer identification number OR certify that it is correct. Unless we have that information, the Funds may be required by law to withhold 31% of the taxable distributions you would otherwise be entitled to receive from your Fund investments as well as any proceeds you would normally receive from selling Fund shares.

We will send you a statement each year showing the tax status of all your distributions. The laws governing taxes change frequently, however, so please consult your tax adviser for the most up-to-date information and specific guidance regarding your particular tax situation. You can find more information about the potential tax consequences of mutual fund investing in our Statement of Additional Information.

- Taxes on Fund Distributions. You may owe taxes on Fund distributions even if they represent income or capital gains the Fund earned before you invested in it (for example, if such income or capital gains were included in the price you initially paid for your shares). Note that you will generally have to pay taxes on Fund distributions whether you received them in the form of cash or additional Fund shares. The Internal Revenue Service treats most mutual fund distributions as ordinary income. One exception is gains from the sale of assets

    PROSPECTUS
  held by a Fund for more than one year, which, for an individual shareholder are typically taxed at a lower rate than ordinary income regardless of how long such shareholder has held Fund shares.

- State and Local Taxes. In addition to federal taxes, you may have to pay state and local taxes on the dividends or capital gains you receive from a Fund, as well as on any capital gains you realized from selling or exchanging Fund shares.

- Dividends and Short-Term Capital Gains. The IRS treats any dividends and short-term capital gains you receive from the Funds as ordinary income.

- Special Considerations for Shareholders of the Intermediate Tax-Free Bond Fund. Shareholders of the Intermediate Tax-Free Bond Fund should note the following:

  - The Fund's portfolio managers expect that virtually all of the income it generates will be exempt from federal income taxes. If, however, you receive Social Security or railroad retirement benefits, you should consult your tax adviser to determine whether an investment in the Fund may affect the federal taxation of your benefits.

  - It is expected that the dividends you receive from the Fund will be exempt from federal income tax, however, any short-term capital gains you receive from the Fund will be taxed as ordinary income.

  - Some of the Fund's income may be subject to the alternative minimum tax for individual shareholders.

  - Corporate shareholders must include all tax-exempt interest income dividends in determining their federal alternative minimum tax.

- Funds Investing in Foreign Securities. If your Fund invests in foreign securities, the income those securities generate may be subject to foreign withholding taxes, which may decrease their yield. Foreign governments may also impose taxes on other payments or gains your Fund earns on these securities. In general, shareholders in these Funds will not be entitled to claim a credit or deduction for these foreign taxes on their U.S. tax return. (There are some exceptions, however; please consult your tax adviser for more information.) In addition, foreign investments may prompt a fund to distribute ordinary income more frequently and/or in greater amounts than purely domestic funds, which could increase your tax liability.

- Tax Consequences of Selling or Exchanging Shares. If you sell or exchange Fund shares (including shares of the Intermediate Tax-Free Bond Fund), you will generally have to report any capital gain you realize as income and any capital loss as a deduction on your federal income tax return. For more specific information about your own tax situation, consult your tax adviser.

    PROSPECTUS

                                       64
YOUR ACCOUNT

The portfolio managers of the Funds do not actively consider tax consequences when making investment decisions. From time to time, the Funds may realize capital gains as by-products of ordinary investment activities. As a result, the amount and timing of Fund distributions may vary considerably from year to year.

THESE TAX CONSIDERATIONS MAY OR MAY NOT APPLY TO YOU. PLEASE CONSULT YOUR TAX ADVISER TO DETERMINE WHETHER THESE CONSIDERATIONS ARE RELEVANT TO YOUR PARTICULAR INVESTMENTS AND TAX SITUATION. MORE INFORMATION ABOUT TAXES IS IN OUR STATEMENT OF ADDITIONAL INFORMATION.

    PROSPECTUS

                                  (FLAG LOGO)

                           AMERICAN PERFORMANCE FUNDS

Investment Management

                                INVESTMENT ADVISER

                                Bank of Oklahoma, N.A. serves as the investment adviser to each of the Funds and, subject to the supervision of Board of Trustees of the American Performance Funds, is responsible for the day-to-day management of their investment portfolios.


                                As of September 30, 2000, Bank of Oklahoma, N.A. and its affiliates had $9.2 billion in assets under management. Bank of Oklahoma, N.A. is a subsidiary of BOK Financial Corporation ("BOK Financial"). BOK Financial is controlled by its principal shareholder, George B. Kaiser. Through Bank of Oklahoma, N.A. and its other subsidiaries, BOK Financial provides a full array of trust, commercial banking and retail banking. Its non-bank subsidiaries engage in various bank-related services, including mortgage banking and providing credit life, accident, and health insurance on certain loans originated by its subsidiaries.


                                The investment advisory fees paid to Bank of Oklahoma, N.A., after voluntary fee reductions, by the Funds for the fiscal year ended August 31, 2000, were as follows:

                                                               % OF AVERAGE
                               FUND                             NET ASSETS
                                - U.S. Treasury Fund               0.40%
                                - Cash Management Fund             0.29%
                                - Bond Fund                        0.35%
                                - Intermediate Bond Fund           0.35%
                                - Intermediate Tax-Free Bond
                                  Fund                             0.35%
                                - Short-Term Income Fund           0.00%
                                - Equity Fund                      0.50%
                                - Balanced Fund                    0.42%
                                - Growth Equity Fund               0.50%
                                - Small Cap Equity Fund            0.00%

    PROSPECTUS

                                       66
INVESTMENT MANAGEMENT

                                The persons primarily responsible for the day-to-day management of each Fund, as well as their previous business experience, are as follows:

PORTFOLIO
 MANAGER           FUND(S)                      BUSINESS EXPERIENCE
---------          -------                      -------------------
William     Intermediate Tax-Free   Since 1963, Mr. Bequette has been a
Bequette    Bond Fund               portfolio manager for Bank of Oklahoma,
                                    N.A.
J. Brian    Bond Fund, the          Since 1993, Mr. Henderson has been a
Henderson   Intermediate Bond       portfolio manager for Bank of Oklahoma,
            Fund, and the Short-    N.A. In 1991, Mr. Henderson joined Bank of
            Term Income Fund        Oklahoma, N.A. as a Government Securities
                                    Trader and was named Investment Officer of
                                    the Capital Market Division in 1992. Prior
                                    to joining Bank of Oklahoma, N.A., Mr.
                                    Henderson was a Financial Consultant and
                                    Equity Analyst with Southwest Securities in
                                    Dallas, Texas.
Andrew W.   Balanced Fund           Since 1993, Mr. Hood has been a portfolio
Hood                                manager for Bank of Oklahoma, N.A. From
                                    1987 to 1993 Mr. Hood was a portfolio
                                    manager for Sun Trust Bank in Florida.
K.C.        Intermediate Tax-Free   Since 1994, Mr. Matthews has been a
Matthews    Bond Fund               portfolio manager for Bank of Oklahoma,
                                    N.A. Mr. Matthews joined Bank of Oklahoma,
                                    N.A. in 1993 in the Capital Markets
                                    Division.
Grafton M.  Equity Fund, the        Since 1988, Mr. Potter has served as
Potter      Growth Equity Fund,     Director of Equity Research for Bank of
            and the Small Cap       Oklahoma, N.A.
            Equity Fund

    PROSPECTUS

                                  (FLAG LOGO)

                           AMERICAN PERFORMANCE FUNDS

Financial Highlights

The financial highlights table is intended to help you understand the Funds' financial performance for the past 5 years or, if shorter, the period of each Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Funds' financial statements, are included in the annual report, which is available upon request.


          HOW TO READ THE           FINANCIAL HIGHLIGHTS TABLE           THIS
EXPLANATION USES THE U.S. TREASURY FUND AS AN EXAMPLE. THE FUND BEGAN FISCAL 2000 WITH A NET ASSET VALUE (PRICE) OF $1 PER SHARE. DURING THE YEAR, THE FUND EARNED $0.051 PER SHARE FROM INVESTMENT INCOME (INTEREST AND DIVIDENDS).



SHAREHOLDERS RECEIVED $0.051 PER SHARE IN THE FORM OF DIVIDEND DISTRIBUTIONS. A PORTION OF EACH YEAR'S DISTRIBUTIONS MAY COME FROM THE PRIOR YEAR'S INCOME.



THE EARNINGS ($0.051 PER SHARE) MINUS THE DISTRIBUTIONS ($0.051 PER SHARE) RESULTED IN A SHARE PRICE OF $1 AT THE END OF THE YEAR. FOR A SHAREHOLDER WHO REINVESTED THE DISTRIBUTIONS IN THE PURCHASE OF MORE SHARES, THE TOTAL RETURN FROM THE FUND WAS 5.20% FOR THE YEAR.



AS OF AUGUST 31, 2000, THE FUND HAD $608 MILLION IN NET ASSETS. FOR THE YEAR, ITS EXPENSE RATIO AFTER FEE WAIVERS WAS 0.71% ($7.10 PER $1,000 OF NET ASSETS); AND ITS NET INVESTMENT INCOME AMOUNTED TO 5.11% OF ITS AVERAGE NET ASSETS.

(APPLE LOGO)

    PROSPECTUS

                                       68
FINANCIAL HIGHLIGHTS

 U.S. TREASURY FUND


                                                          YEAR ENDED AUGUST 31,
                                           ----------------------------------------------------
                                             2000       1999       1998       1997       1996
-----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period       $  1.000   $  1.000   $  1.000   $  1.000   $  1.000
-----------------------------------------------------------------------------------------------

Investment Activities
 Net investment income                        0.051      0.042      0.048      0.046      0.047
                                           --------------------------------------------
     Total from Investment Activities         0.051      0.042      0.048      0.046      0.047
                                           --------------------------------------------

Distributions
 Net investment income                       (0.051)    (0.042)    (0.048)    (0.046)    (0.047)
                                           --------------------------------------------
     Total Distributions                     (0.051)    (0.042)    (0.048)    (0.046)    (0.047)

-----------------------------------------------------------------------------------------------

Net Asset Value, End of Period             $  1.000   $  1.000   $  1.000   $  1.000   $  1.000

-----------------------------------------------------------------------------------------------

Total Return                                   5.20%      4.26%      4.94%      4.74%      4.85%

-----------------------------------------------------------------------------------------------

Ratios/Supplementary Data:
 Net Assets at end of period (000)         $608,410   $394,415   $388,319   $298,424   $217,406

 Ratio of expenses to average net assets       0.71%      0.71%      0.72%      0.72%      0.74%

 Ratio of net investment income to
   average net assets                          5.11%      4.17%      4.83%      4.65%      4.74%

 Ratio of expenses to average net assets*      0.96%      0.96%      0.97%      0.97%      0.99%

-----------------------------------------------------------------------------------------------



*During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

    PROSPECTUS

 CASH MANAGEMENT FUND


                                                          YEAR ENDED AUGUST 31,
                                           ----------------------------------------------------
                                             2000       1999       1998       1997       1996
-----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period       $  1.000   $  1.000   $  1.000   $  1.000   $  1.000
-----------------------------------------------------------------------------------------------

Investment Activities
 Net investment income                        0.054      0.045      0.050      0.049      0.050
 Net realized and unrealized losses on
   investments                                   --         --         --     (0.010)        --
                                           ---------------------------------------------
     Total from Investment Activities         0.054      0.045      0.050      0.039      0.050
                                           ---------------------------------------------

Distributions
 Net investment income                       (0.054)    (0.045)    (0.050)    (0.049)    (0.050)
                                           ---------------------------------------------
     Total Distributions                     (0.054)    (0.045)    (0.050)    (0.049)    (0.050)
                                           ---------------------------------------------
 Capital contribution                            --         --         --      0.010         --

-----------------------------------------------------------------------------------------------

Net Asset Value, End of Period             $  1.000   $  1.000   $  1.000   $  1.000   $  1.000

-----------------------------------------------------------------------------------------------

Total Return                                   5.55%      4.63%      5.14%      5.05%(a)     5.14%

-----------------------------------------------------------------------------------------------

Ratios/Supplementary Data:
 Net Assets at end of period (000)         $647,086   $551,880   $466,571   $331,095   $375,797

 Ratio of expenses to average net assets       0.55%      0.65%      0.71%      0.72%      0.71%

 Ratio of net investment income to
   average net assets                          5.42%      4.53%      5.02%      4.93%      5.01%

 Ratio of expenses to average net assets*      0.95%      0.95%      0.96%      0.97%      0.96%

-----------------------------------------------------------------------------------------------


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) The total return includes the effect of a capital contribution of $0.010 per share. The return without the capital contribution would have been 4.05%.

    PROSPECTUS

                                       70
FINANCIAL HIGHLIGHTS

 BOND FUND


                                                             YEAR ENDED AUGUST 31,
                                                -----------------------------------------------
                                                 2000      1999      1998      1997      1996
-----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period            $  9.18   $  9.76   $  9.29   $  8.99   $  9.29
-----------------------------------------------------------------------------------------------

Investment Activities
 Net investment income                             0.57      0.57      0.57      0.58      0.57
 Net realized and unrealized gains (losses) on
   investments                                    (0.01)    (0.58)     0.47      0.30     (0.30)
                                                ----------------------------------------
     Total from Investment Activities              0.56     (0.01)     1.04      0.88      0.27
                                                ----------------------------------------

Distributions
 Net investment income                            (0.57)    (0.57)    (0.57)    (0.58)    (0.57)
 In excess of net realized gains                               --        --        --        --
                                                ----------------------------------------
     Total Distributions                          (0.57)    (0.57)    (0.57)    (0.58)    (0.57)

-----------------------------------------------------------------------------------------------

Net Asset Value, End of Period                  $  9.17   $  9.18   $  9.76   $  9.29   $  8.99

-----------------------------------------------------------------------------------------------

Total Return (excludes sales charge)               6.38%    (0.19)%   11.54%    10.03%     2.84%

-----------------------------------------------------------------------------------------------

Ratios/Supplementary Data:
 Net Assets at end of period (000)              $56,141   $62,721   $52,706   $35,454   $32,807

 Ratio of expenses to average net assets           0.97%     0.97%     0.96%     0.94%     0.96%

 Ratio of net investment income to average net
   assets                                          6.31%     5.95%     6.02%     6.29%     6.08%

 Ratio of expenses to average net assets*          1.17%     1.17%     1.16%     1.14%     1.16%

 Portfolio turnover                               27.39%    41.02%    47.80%    83.65%    61.02%

-----------------------------------------------------------------------------------------------



*During the period, certain fees were voluntarily reduced and reimbursed. If such voluntary fee reductions and reimbursements had not occurred, the ratios would have been as indicated.

    PROSPECTUS

 INTERMEDIATE BOND FUND


                                                             YEAR ENDED AUGUST 31,
                                                -----------------------------------------------
                                                 2000      1999      1998      1997      1996
-----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period            $ 10.08   $ 10.50   $ 10.23   $ 10.01   $ 10.26
-----------------------------------------------------------------------------------------------

Investment Activities
 Net investment income                             0.60      0.60      0.61      0.60      0.60
 Net realized and unrealized gains (losses) on
   investments                                       --     (0.42)     0.27      0.22     (0.25)
                                                ----------------------------------------
     Total from Investment Activities              0.60      0.18      0.88      0.82      0.35
                                                ----------------------------------------

Distributions

 Net investment income                            (0.60)    (0.60)    (0.61)    (0.60)    (0.60)
                                                ----------------------------------------
     Total Distributions                          (0.60)    (0.60)    (0.61)    (0.60)    (0.60)

-----------------------------------------------------------------------------------------------

Net Asset Value, End of Period                  $ 10.08   $ 10.08   $ 10.50   $ 10.23   $ 10.01

-----------------------------------------------------------------------------------------------

Total Return (excludes sales charge)               6.21%     1.73%     8.80%     8.38%     3.41%

-----------------------------------------------------------------------------------------------

Ratios/Supplementary Data:
 Net Assets at end of period (000)              $84,218   $87,132   $85,382   $77,319   $63,088

 Ratio of expenses to average net assets           0.96%     0.97%     0.95%     0.93%     0.95%

 Ratio of net investment income to average net
   assets                                          6.04%     5.80%     5.86%     5.89%     5.84%

 Ratio of expenses to average net assets*          1.17%     1.17%     1.15%     1.13%     1.15%

 Portfolio turnover                               34.32%    34.47%    31.98%    40.77%   129.97%

-----------------------------------------------------------------------------------------------


 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

    PROSPECTUS

                                       72
FINANCIAL HIGHLIGHTS

 INTERMEDIATE TAX-FREE BOND FUND


                                                             YEAR ENDED AUGUST 31,
                                                -----------------------------------------------
                                                 2000      1999      1998      1997      1996
-----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period            $ 10.51   $ 10.99   $ 10.78   $ 10.57   $ 10.67
-----------------------------------------------------------------------------------------------

Investment Activities
 Net investment income                             0.47      0.47      0.48      0.49      0.49
 Net realized and unrealized gains (losses) on
   investments                                     0.11     (0.44)     0.28      0.21     (0.10)
                                                       ----------------------------------------
     Total from Investment Activities              0.58      0.03      0.76      0.70      0.39
                                                       ----------------------------------------

Distributions
 Net investment income                            (0.47)    (0.47)    (0.48)    (0.49)    (0.49)
 Net realized gains                               (0.06)    (0.04)    (0.07)       --        --
                                                       ----------------------------------------
     Total Distributions                          (0.53)    (0.51)    (0.55)    (0.49)    (0.49)

-----------------------------------------------------------------------------------------------

Net Asset Value, End of Period                  $ 10.56   $ 10.51   $ 10.99   $ 10.78   $ 10.57

-----------------------------------------------------------------------------------------------

Total Return (excludes sales charge)               5.78%     0.19%     7.28%     6.79%     3.68%

-----------------------------------------------------------------------------------------------

Ratios/Supplementary Data:
 Net Assets at end of period (000)              $26,902   $30,353   $30,454   $26,544   $31,036

 Ratio of expenses to average net assets           0.77%     0.75%     0.74%     0.74%     0.75%

 Ratio of net investment income to average net
   assets                                          4.58%     4.33%     4.44%     4.61%     4.58%

 Ratio of expenses to average net assets*          1.22%     1.20%     1.19%     1.19%     1.20%

 Portfolio turnover                                0.00%    11.96%    19.10%    11.38%    19.53%

-----------------------------------------------------------------------------------------------


 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

    PROSPECTUS

 SHORT-TERM INCOME FUND


                                                             YEAR ENDED AUGUST 31,
                                                -----------------------------------------------
                                                 2000      1999      1998      1997      1996
-----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period            $  9.89   $ 10.12   $  9.92   $  9.79   $  9.95
-----------------------------------------------------------------------------------------------

Investment Activities
 Net investment income                             0.62      0.59      0.62      0.61      0.59
 Net realized and unrealized gains
   (losses) on investments                         0.04     (0.23)     0.20      0.14     (0.14)
                                                       ----------------------------------------
     Total from Investment Activities              0.66      0.36      0.82      0.75      0.45
                                                       ----------------------------------------

Distributions
 Net investment income                            (0.62)    (0.59)    (0.62)    (0.61)    (0.59)
 In excess of net investment income                  --        --        --     (0.01)       --
 Net realized gains                                  --        --        --        --     (0.01)
 In excess of net realized gains                     --        --(a)      --       --     (0.01)
                                                       ----------------------------------------
     Total Distributions                          (0.62)    (0.59)    (0.62)    (0.62)    (0.61)

-----------------------------------------------------------------------------------------------

Net Asset Value, End of Period                  $  9.93   $  9.89   $ 10.12   $  9.92   $  9.79

-----------------------------------------------------------------------------------------------

Total Return (excludes sales charge)               6.92%     3.66%     8.47%     7.85%     4.64%

-----------------------------------------------------------------------------------------------

Ratios/Supplementary Data:
 Net Assets at end of period (000)              $61,650   $62,523   $32,390   $15,658   $14,399

 Ratio of expenses to average net assets           0.57%     0.56%     0.41%     0.33%     0.41%

 Ratio of net investment income to average net
   assets                                          6.30%     5.85%     6.15%     6.14%     5.95%

 Ratio of expenses to average net assets*          1.21%     1.24%     1.22%     1.16%     1.24%

 Portfolio turnover                               50.34%   109.69%    60.02%    37.55%    80.98%

-----------------------------------------------------------------------------------------------


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Distribution per share was less than $0.005.

    PROSPECTUS

                                       74
FINANCIAL HIGHLIGHTS

 EQUITY FUND


                                                           YEAR ENDED AUGUST 31,
                                            ---------------------------------------------------
                                              2000       1999       1998       1997      1996
-----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $  18.16   $  15.06   $  17.33   $  13.73   $ 12.33
-----------------------------------------------------------------------------------------------

Investment Activities
 Net investment income                          0.07       0.06       0.08       0.13      0.18
 Net realized and unrealized gains on
   investments                                  2.52       4.06       0.19       5.03      2.04
                                            -------------------------------------------
     Total from Investment Activities           2.59       4.12       0.27       5.16      2.22
                                            -------------------------------------------

Distributions
 Net investment income                         (0.06)     (0.06)     (0.07)     (0.13)    (0.18)
 In excess of net investment income               --         --         --      (0.01)       --
 Net realized gains                            (3.21)     (0.96)     (2.47)     (1.42)    (0.64)
                                            -------------------------------------------
     Total Distributions                       (3.27)     (1.02)     (2.54)     (1.56)    (0.82)

-----------------------------------------------------------------------------------------------

Net Asset Value, End of Period              $  17.48   $  18.16   $  15.06   $  17.33   $ 13.73

-----------------------------------------------------------------------------------------------

Total Return (excludes sales charge)           15.70%     27.92%      0.79%     40.23%    18.53%

-----------------------------------------------------------------------------------------------

Ratios/Supplementary Data:
 Net Assets at end of period (000)          $151,163   $183,777   $166,965   $170,887   $86,352

 Ratio of expenses to average net assets        1.07%      1.08%      1.07%      1.06%     1.08%

 Ratio of net investment income to average
   net assets                                   0.38%      0.33%      0.44%      0.88%     1.35%

 Ratio of expenses to average net assets*       1.26%      1.27%      1.26%      1.25%     1.27%

 Portfolio turnover                           114.90%    120.70%     72.10%     93.82%    67.46%

-----------------------------------------------------------------------------------------------


 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

    PROSPECTUS

 BALANCED FUND


                                                             YEAR ENDED AUGUST 31,
                                                -----------------------------------------------
                                                 2000      1999      1998      1997      1996
-----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period            $ 13.62   $ 12.37   $ 13.38   $ 11.28   $ 10.62
-----------------------------------------------------------------------------------------------

Investment Activities
 Net investment income                             0.31      0.34      0.40      0.41      0.35
 Net realized and unrealized gains on
   investments                                     1.37      1.90      0.21      2.46      0.79
                                                ----------------------------------------
     Total from Investment Activities              1.68      2.24      0.61      2.87      1.14
                                                ----------------------------------------

Distributions
 Net investment income                            (0.31)    (0.34)    (0.34)    (0.41)    (0.35)
 Net realized gains                               (1.11)    (0.65)    (1.28)    (0.36)    (0.13)
 In excess of net realized gains                  (0.02)       --        --        --        --
                                                ----------------------------------------
     Total Distributions                          (1.44)    (0.99)    (1.62)    (0.77)    (0.48)

-----------------------------------------------------------------------------------------------

Net Asset Value, End of Period                  $ 13.86   $ 13.62   $ 12.37   $ 13.38   $ 11.28

-----------------------------------------------------------------------------------------------

Total Return (excludes sales charge)              13.06%    18.51%     4.55%    26.33%    10.87%

-----------------------------------------------------------------------------------------------

Ratios/Supplementary Data:
 Net Assets at end of period (000)              $70,636   $56,571   $40,656   $30,249   $22,592

 Ratio of expenses to average net assets           0.76%     0.67%     0.47%     0.36%     0.38%

 Ratio of net investment income to average net
   assets                                          2.38%     2.52%     3.02%     3.34%     3.27%

 Ratio of expenses to average net assets*          1.35%     1.35%     1.34%     1.38%     1.40%

 Portfolio turnover                              124.49%    99.94%    78.07%    66.12%    71.89%

-----------------------------------------------------------------------------------------------


 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

    PROSPECTUS

                                       76
FINANCIAL HIGHLIGHTS

 GROWTH EQUITY FUND


                                                         YEAR         YEAR      NOVEMBER 3,
                                                        ENDED        ENDED        1997 TO
                                                      AUGUST 31,   AUGUST 31,   AUGUST 31,
                                                         2000         1999        1998(A)
-------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $  15.46     $  11.25      $ 10.00
-------------------------------------------------------------------------------------------

Investment Activities
 Net investment income                                    (0.04)          --         0.02
 Net realized and unrealized gains on investments          3.10         4.67         1.25
                                                       ------------------------------------
     Total from Investment Activities                      3.06         4.67         1.27
                                                       ------------------------------------

Distributions
 Net investment income                                       --        (0.01)       (0.02)
 In excess of net investment income                          --        (0.01)          --
 Net realized gains                                       (1.95)       (0.44)          --
                                                       ------------------------------------
     Total Distributions                                  (1.95)       (0.46)       (0.02)

-------------------------------------------------------------------------------------------

Net Asset Value, End of Period                         $  16.57     $  15.46      $ 11.25

-------------------------------------------------------------------------------------------

Total Return (excludes sales charge)                      20.45%       42.19%       12.69%(c)

-------------------------------------------------------------------------------------------

Ratios/Supplementary Data:
 Net Assets at end of period (000)                     $175,449     $135,376      $78,677

 Ratio of expenses to average net assets                   1.07%        1.09%        1.12%(b)

 Ratio of net investment income to average net
   assets                                                 (0.23)%       0.01%        0.24%(b)

 Ratio of expenses to average net assets*                  1.28%        1.28%        1.31%(b)

 Portfolio turnover                                      124.30%      124.80%       36.08%

-------------------------------------------------------------------------------------------


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

(a) Period from commencement of operations.

(b) Annualized.

(c) Not annualized.

    PROSPECTUS

 SMALL CAP EQUITY FUND


                                                                 YEAR      FEBRUARY 17,
                                                                ENDED        1999 TO
                                                              AUGUST 31,    AUGUST 31,
                                                                 2000        1999(A)
---------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                            $10.47        $10.00
---------------------------------------------------------------------------------------

Investment Activities
 Net investment income                                            0.03          0.02
 Net realized and unrealized gains on investments                 2.21          0.46
                                                               -----------------------
     Total from Investment Activities                             2.24          0.48
                                                               -----------------------

Distributions
 Net investment income                                           (0.04)        (0.01)
 Net realized gains                                              (0.13)           --
                                                               -----------------------
     Total Distributions                                         (0.17)        (0.01)

---------------------------------------------------------------------------------------

Net Asset Value, End of Period                                  $12.54        $10.47

---------------------------------------------------------------------------------------

Total Return (excludes sales charge)                             21.60%         4.77%(c)

---------------------------------------------------------------------------------------

Ratios/Supplementary Data:
 Net Assets at end of period (000)                              $8,042        $7,390

 Ratio of expenses to average net assets                          0.52%         0.70%(b)

 Ratio of net investment income to average net assets             0.28%         0.37%(b)

 Ratio of expenses to average net assets*                         1.47%         1.63%(b)

 Portfolio turnover                                             164.17%        74.58%

---------------------------------------------------------------------------------------


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Annualized.

(c) Not annualized.

    PROSPECTUS

                                  (FLAG LOGO)

                           AMERICAN PERFORMANCE FUNDS

Investment Practices
and Risks

INVESTMENT PRACTICES

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. What follows is a more comprehensive list of the securities and techniques used by the Funds, as well as the risks inherent in their use. For a more complete discussion, see the Statement of Additional Information. Following the table is a more complete discussion of risk. Refer to the "Fund Summaries" section for a description of each Fund's principal investment strategy and risks.

                    FUND NAME                          FUND CODE
 - U.S. Treasury Fund                                      1
 - Cash Management Fund                                    2
 - Bond Fund                                               3
 - Intermediate Bond Fund                                  4
 - Intermediate Tax-Free Bond Fund                         5
 - Short-Term Income Fund                                  6
 - Equity Fund                                             7
 - Balanced Fund                                           8
 - Growth Equity Fund                                      9
 - Small Cap Equity Fund                                  10


INSTRUMENT                               FUND CODE          RISK TYPE
AMERICAN DEPOSITORY RECEIPTS             2-4, 6-10      - Market
(ADRS):                                                 - Political
ADRs are foreign shares of a                            - Foreign
company held by a U.S. bank that                          Investment
issues a receipt evidencing
ownership. Dividends are paid in
U.S. dollars.
-------------------------------------------------------------------------
ASSET-BACKED SECURITIES:                 2-4, 6, 8      - Pre-payment
Securities secured by company                           - Credit
receivables, home equity loans,                         - Interest Rate
truck and auto loans, leases,                           - Regulatory
credit card receivables and other
securities backed by other types of
receivables or other assets.

    PROSPECTUS


INSTRUMENT                               FUND CODE          RISK TYPE
BANKERS' ACCEPTANCES:                      2-10         - Credit
Bills of exchange or time drafts                        - Liquidity
drawn on and accepted by a                              - Interest Rate
commercial bank. Maturities are
generally six months or less.
-------------------------------------------------------------------------
CALL AND PUT OPTIONS:                    2-4, 6-10      - Credit
A call option gives the buyer the                       - Market
right to buy, and obligates the                         - Leverage
seller of the option to sell, a
security at a specified price. A
put option gives the buyer the
right to sell, and obligates the
seller of the option to buy a
security at a specified price. The
Funds will sell only covered call
and secured put options.
-------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT:                   2-10         - Credit
Negotiable instruments with a                           - Liquidity
stated maturity.                                        - Interest Rate
-------------------------------------------------------------------------
COMMERCIAL PAPER:                          2-10         - Credit
Secured and unsecured short-term                        - Liquidity
promissory notes issued by                              - Interest Rate
corporations and other entities                         - Foreign
including foreign entities.                               Investment
Maturities generally vary from a
few days to nine months.
-------------------------------------------------------------------------
COMMON STOCK:                              7-10         - Market
Shares of ownership of a company.
-------------------------------------------------------------------------
CONVERTIBLE SECURITIES:                    7-10         - Market
Bonds or preferred stock that                           - Credit
convert to common stock.
-------------------------------------------------------------------------
DERIVATIVES:                               3-10         - Management
Instruments whose value is derived                      - Market
from an underlying contract, index                      - Credit
or security, or any combination                         - Liquidity
thereof, including futures, options                     - Leverage
(e.g., put and calls), options on
futures, swap agreements, and some
mortgage-backed securities.

    PROSPECTUS

                                       80
INVESTMENT PRACTICES AND RISKS


INSTRUMENT                               FUND CODE          RISK TYPE
FOREIGN SECURITIES:                    3,4, 6, 7-10     - Market
Stocks issued by foreign companies,                     - Political
as well as commercial paper of                          - Liquidity
foreign issuers and obligations of                      - Foreign
foreign banks, overseas branches of                       Investment
U.S. banks and supranational
entities.
-------------------------------------------------------------------------
FUTURES AND RELATED OPTIONS:               3-10         - Management
A contract providing for the future                     - Market
sale and purchase of a specified                        - Credit
amount of a specified security,                         - Liquidity
class of securities, or an index at                     - Leverage
a specified time in the future and
at a specified price.
-------------------------------------------------------------------------
ILLIQUID SECURITIES:                       1-10         - Liquidity
Each Money Market Fund may invest                       - Market
up to 10% and each Bond Fund and
each Equity Fund may invest up to
15% of its net assets in securities
that are illiquid. Illiquid
securities are those securities
which cannot be disposed of in the
ordinary course of business, seven
days or less, at approximately the
value at which the Fund has valued
the securities.
-------------------------------------------------------------------------
INVESTMENT COMPANY SECURITIES:             3-10         - Market
Shares of other registered
investment companies with similar
investment objectives. A Fund may
invest up to 5% of its assets in
the shares of any one registered
investment company, but may not own
more than 3% of the securities of
any one registered investment
company or invest more than 10% of
its assets in the securities of
other registered investment
companies. These registered
investment companies may include
money market funds of the American
Performance Funds and shares of
other registered investment
companies for which the Adviser or
any of its affiliates serves as
investment adviser, administrator
or distributor.

    PROSPECTUS


INSTRUMENT                               FUND CODE          RISK TYPE
INVESTMENT GRADE BONDS:                    3-10         - Interest Rate
Interest-bearing or discounted                          - Credit
government or corporate securities
that obligate the issuer to pay the
bondholder a specified sum of
money, usually at specific
intervals, and to repay the
principal amount of the loan at
maturity. Investment grade bonds
are those rated BBB or better by
S&P or Baa or better by Moody's or
similarly rated by other nationally
recognized statistical rating
organizations, or, if not rated,
determined to be of comparable
quality by the Adviser.
-------------------------------------------------------------------------
LOAN PARTICIPATION INTERESTS:                2          - Interest Rate
Loan participation interests are                        - Liquidity
interests in bank loans made to                         - Credit
corporations. In these arrangements
the bank transfers the cash stream
of the underlying bank loan to the
participating investor.
-------------------------------------------------------------------------
MONEY MARKET INSTRUMENTS:                  2-10         - Interest Rate
Investment-grade, U.S.                                  - Credit
dollar-denominated debt securities
that have remaining maturities of
one year or less. These securities
may include U.S. government
obligations, commercial paper and
other short-term corporate
obligations, repurchase agreements
collateralized with U.S. government
securities, certificates of
deposit, bankers' acceptances, and
other financial institution
obligations. These securities may
carry fixed or variable interest
rates.
-------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES:                1-10         - Pre-payment
Debt obligations secured by real                        - Credit
estate loans and pools of loans.                        - Interest Rate
These include collateralized                            - Regulatory
mortgage obligations and real
estate mortgage investment
conduits.

    PROSPECTUS

                                       82
INVESTMENT PRACTICES AND RISKS


INSTRUMENT                               FUND CODE          RISK TYPE
MUNICIPAL SECURITIES:                       2-6         - Credit
Securities issued by a state or                         - Political
political subdivision to obtain                         - Tax
funds for various public purposes.                      - Interest Rate
                                                        - Regulatory
-------------------------------------------------------------------------
PREFERRED STOCK:                           7-10         - Market
Preferred stocks are equity
securities that generally pay
dividends at a specified rate and
have preference over common stock
in the payment of dividends and
liquidation. Preferred stock
generally does not carry voting
rights.
-------------------------------------------------------------------------
REPURCHASE AGREEMENTS:                     1-10         - Credit
The purchase of a security and the
simultaneous commitment to return
the security to the seller at an
agreed upon price on an agreed upon
date. This is treated as a loan by
a Fund.
-------------------------------------------------------------------------
REVERSE REPURCHASE AGREEMENT:              1-10         - Credit
The sale of a security and the                          - Leverage
simultaneous commitment to buy the
security back at an agreed upon
price on an agreed upon date. This
is treated as a borrowing by a
Fund.
-------------------------------------------------------------------------
RESTRICTED SECURITIES:                     2-10         - Liquidity
Securities not registered under the                     - Market
Securities Act of 1933, such as
privately placed commercial paper
and Rule 144A securities.
-------------------------------------------------------------------------
SECURITIES LENDING:                        1-10         - Leverage
The lending of up to 33 1/3% of a                       - Liquidity
Fund's total assets. In return the                      - Credit
Fund will receive cash, other
securities, and/or letters of
credit.
-------------------------------------------------------------------------
TIME DEPOSITS:                             2-10         - Liquidity
Non-negotiable receipts issued by a                     - Credit
bank in exchange for the deposit of                     - Interest Rate
funds.

    PROSPECTUS


INSTRUMENT                               FUND CODE          RISK TYPE
TREASURY RECEIPTS:                         1, 2         - Interest Rate
Treasury receipts, Treasury
investment growth receipts, and
certificates of accrual of Treasury
securities.
-------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES:         1-10         - Interest Rate
Securities issued by agencies and                       - Credit
instrumentalities of the U.S.
government. These include Ginnie
Mae, Fannie Mae, and Freddie Mac.
-------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS:                 1-10         - Interest Rate
Bills, notes, bonds, separately
traded registered interest and
principal securities, and coupons
under bank entry safekeeping.
-------------------------------------------------------------------------
VARIABLE AND FLOATING RATE                 2-10         - Credit
INSTRUMENTS:                                            - Liquidity
Obligations with interest rates                         - Interest Rate
which are reset daily, weekly,
quarterly or some other period and
which may be payable to the Fund on
demand.
-------------------------------------------------------------------------
WARRANTS:                                  7-10         - Interest Rate
Securities, typically issued with                       - Credit
preferred stock or bonds, that give
the holder the right to buy a
proportionate amount of common
stock at a specified price.
-------------------------------------------------------------------------
WHEN-ISSUED SECURITIES:                    1-10         - Interest Rate
Contract to purchase securities at                      - Leverage
a fixed price for delivery at a                         - Liquidity
future date.                                            - Credit
-------------------------------------------------------------------------
ZERO-COUPON DEBT OBLIGATIONS:             3, 4, 6       - Credit
Bonds and other debt that pay no                        - Interest Rate
interest, but are issued at a                           - Zero Coupon
discount from their value at
maturity. When held to maturity,
their entire return equals the
difference between their issue
price and their maturity value.

   PROSPECTUS

                                       84
INVESTMENT PRACTICES AND RISKS
INVESTMENT RISKS

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "What are the main risks of investing in this Fund?" Because of these risks, the value of the securities held by each Fund may fluctuate, as will the value of your investment in the Fund. Certain investments and Funds are more susceptible to these risks than others.

- Credit Risk
  The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

- Foreign Investment Risk
  The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

- Interest Rate Risk
  The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in rates typically cause a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter term securities, moderate for

   PROSPECTUS
  intermediate-term securities, and high for longer-term securities.

- Investment Style Risk
  The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market. Groups or asset classes of stocks tend to go through cycles of doing better -- or worse -- than common stocks in general. These periods can last for periods as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

- Leverage Risk
  The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities. Leveraged risk is hedged when a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that a Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

- Liquidity Risk
  The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

   PROSPECTUS

                                       86
INVESTMENT PRACTICES AND RISKS

- Management Risk
  The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

- Market Risk
  The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

- Political Risk
  The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

- Pre-Payment/Call Risk
  The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that during periods of falling interest rates, a bond issuer will "call" -- or repay -- its high-yielding bond before the bond's maturity date. Changes in pre-payment/call rates can result in greater price and yield volatility.

  Pre-payments/calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income -- and the potential for taxable capital gains. Further, with early prepayment, a Fund

   PROSPECTUS
  may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

- Regulatory Risk
  The risk associated with Federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

- Small Cap Securities Risk
  Stocks of small-capitalization companies are more risky than stocks of larger companies and may be more vulnerable than larger companies to adverse business or economic developments. Many of these companies are young and have a limited track record. Small cap companies may also have limited product lines, markets, or financial resources. Securities of such companies may be less liquid and more volatile than securities of larger companies or the market averages in general and, therefore, may involve greater risk than investing in larger companies. In addition, small cap companies may not be well-known to the investing public, may not have institutional ownership, and may have only cyclical, static, or moderate growth prospects. If a Fund concentrates on small-capitalization companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

- Tax Risk
  The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

   PROSPECTUS

                                       88
INVESTMENT PRACTICES AND RISKS

- Zero Coupon Risk
  The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

    PROSPECTUS

                                  (FLAG LOGO)

                           AMERICAN PERFORMANCE FUNDS

Glossary of Investment Terms

ALTERNATIVE MINIMUM TAX
A measure designed to assure that individuals pay at least a minimum amount of federal income taxes. Certain securities used to fund private, for-profit activities are subject to AMT.

BALANCED FUND
A mutual fund that seeks to provide some combination of income, capital growth, and conservation of principal by investing in stocks, bonds, and/or money market instruments.

BOND
A debt security issued by a corporation, government, or government agency in exchange for the money you lend it. In most instances, the issuer agrees to pay back the loan by a specific date and make regular interest payments until that date.

CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that the fund has sold at a profit, minus any realized losses.

COMMON STOCK
A security representing ownership rights in a corporation. A stockholder is entitled to share in the company's profits, some of which may be paid out as dividends.

CREDIT QUALITY
A measure of a bond issuer's ability to repay interest and principal in a timely manner.

DIVERSIFIED
Holding a variety of securities so that a fund's return is not badly hurt by the poor performance of a single security or industry.

DIVIDENDS
Payment to shareholders of income from interest or dividends generated by a fund's investments.

FIXED INCOME SECURITIES
Investments, such as bonds, that have a fixed payment schedule. While the level of income offered by these securities is predetermined, their prices may fluctuate.

GROWTH STOCKS
Stocks of companies believed to have above-average prospects for growth. Reflecting market expectations for superior growth, the prices of growth stocks often are relatively high in comparison to revenue, earnings, book value, and dividends.

    PROSPECTUS

                                       90
GLOSSARY OF INVESTMENT TERMS

INDEX
An unmanaged group of securities whose overall performance is used as a standard to measure investment performance.

INVESTMENT ADVISER
An organization that makes the day-to-day decisions regarding a fund's investments.

INVESTMENT GRADE
A bond whose credit quality is considered by independent bond-rating agencies to be sufficient to ensure timely payment of principal and interest under current economic circumstances.

LIQUIDITY
The degree of a security's marketability (that is, how quickly the security can be sold at a fair price and converted to cash).

MATURITY
The date when a bond issuer agrees to repay the bond's principal, or face value, to the bond's buyer.

MONEY MARKET FUND
A mutual fund that seeks to provide income, liquidity, and a stable share price by investing in very short-term, liquid investments.

MONEY MARKET INSTRUMENTS
Short-term, liquid investments (usually with a maturity of 13 months or less) which include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and bankers' acceptances.

MUNICIPAL SECURITY
Debt obligations issued by a state or local government. Interest income from municipal securities, and therefore dividend income from municipal bond funds, is generally free from federal income taxes, as well as taxes in the state in which the securities were issued.

MUTUAL FUND
An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

OPERATING EXPENSES
The percentage of a fund's average net assets used to pay its expenses. Operating expenses include investment advisory fees, distribution/service (12b-1) fees, and administration fees.

    PROSPECTUS

SECURITIES
Stocks, bonds, money market instruments, and other investment vehicles.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

VALUE STOCKS
Stocks of companies whose growth prospects are generally regarded as subpar by the market. Reflecting these market expectations, the prices of value stocks typically are below-average in comparison to such factors as revenue, earnings, book value, and dividends.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations between its high and low prices.

YIELD
Income (interest and dividends) earned by an investment, expressed as a percentage of the investment's price.

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

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

                                  (FLAG LOGO)

                           AMERICAN PERFORMANCE FUNDS

More Information

                                More information about the Funds is available without charge through the following:

                                STATEMENT OF ADDITIONAL INFORMATION (SAI)
                                More detailed information about the American
                                Performance Funds is included in our SAI. The SAI has been filed with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.
                                ANNUAL AND SEMI-ANNUAL REPORTS
                                These reports list the Funds' holdings and contain information on the market conditions and investment strategies that significantly affected the American Performance Funds' performance during the last year.
                                TO OBTAIN THE SAI, ANNUAL OR SEMI-ANNUAL
                                REPORTS, OR MORE INFORMATION:
                                BY TELEPHONE:
                                Call 1-800-762-7085

                                BY MAIL:
                                American Performance Funds
                                3435 Stelzer Road
                                Columbus, Ohio 43219-3035
                                BY INTERNET:
                                http://www.apfunds.com

                                FROM THE SEC:
                                You can also obtain the SAI, the Annual and Semi-Annual Reports, and other information about the American Performance Funds, from the SEC's web site (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, 450 5th Street, N.W., Washington, DC 20549-0102 or by sending an e-mail to: publicinfo@sec.gov.

                                American Performance Funds' Investment Company

                                Act registration number is 811-6114.

INVESTMENT ADVISER

Bank of Oklahoma, N.A.
Bank Oklahoma Tower
Tulsa, Oklahoma 74103

DISTRIBUTOR &
ADMINISTRATOR

BISYS Fund Services
3435 Stelzer Road
Columbus, Ohio
43219-3035

LEGAL COUNSEL

Ropes & Gray
1301 K Street, N.W.
Suite 800 East
Washington, DC 20005

                       STATEMENT OF ADDITIONAL INFORMATION




                           AMERICAN PERFORMANCE FUNDS

                     AMERICAN PERFORMANCE MONEY MARKET FUNDS
                         AMERICAN PERFORMANCE BOND FUNDS
                        AMERICAN PERFORMANCE EQUITY FUNDS





                                 January 1, 2001




This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Prospectuses for the American Performance Money Market Funds, the American Performance Bond Funds, and the American Performance Equity Funds, each dated January 1, 2001. This Statement of Additional Information is incorporated in its entirety into those Prospectuses. A copy of each Prospectus for the American Performance Funds (the "Funds") may be obtained by writing to the Funds at 3435 Stelzer Road, Columbus, Ohio 43219, or by telephoning (800) 762-7085.

                                TABLE OF CONTENTS
                                -----------------



THE FUNDS...............................................................B-1

INVESTMENT OBJECTIVE AND POLICIES.......................................B-1
         ADDITIONAL INFORMATION ON FUND INSTRUMENTS.....................B-2
                  Asset-Backed Securities...............................B-5
                  Bank Obligations......................................B-5
                  Calls.................................................B-6
                  Foreign Investments...................................B-8
                  Futures Contracts.....................................B-8
                  Investment Company(10) Services(11)...................B-9
                  Loan Participation....................................B-10
                  Mortgage-Related Securities...........................B-10
                  Municipal Securities..................................B-12
                  Options...............................................B-13
                  Private Placement Investments.........................B-14
                  Puts..................................................B-14
                  Repurchase Agreements.................................B-15
                  Reverse Repurchase Agreements.........................B-15
                  Securities Lending....................................B-16
                  U.S. Government Obligations...........................B-16
                  Variable Amount and Floating Rate Notes...............B-16
                  When-Issued Securities................................B-18
                  Zero Coupon Obligations...............................B-18

         INVESTMENT RESTRICTIONS........................................B-19

         PORTFOLIO TURNOVER.............................................B-23

         ADDITIONAL TAX INFORMATION CONCERNING ALL THE FUNDS............B-23

         ADDITIONAL TAX INFORMATION CONCERNING THE INTERMEDIATE TAX-FREE
         BOND FUND......................................................B-26

VALUATION...............................................................B-28

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION..........................B-29

MANAGEMENT AND SERVICE PROVIDERS OF THE(32) FUND(33)....................B-31
         TRUSTEES AND OFFICERS..........................................B-31
         INVESTMENT ADVISER.............................................B-33
         DISTRIBUTION...................................................B-35
         GLASS-(38) STEAGAL(39) ACT.....................................B-36
         PORTFOLIO TRANSACTIONS.........................................B-37
         ADMINISTRATOR..................................................B-39
         SUB-ADMINISTRATOR..............................................B-40
         DISTRIBUTOR....................................................B-40
         CUSTODIAN, TRANSFER AGENT AND FUND ACCOUNTANT..................B-41
         LEGAL COUNSEL..................................................B-42

ADDITIONAL INFORMATION..................................................B-42
         DESCRIPTION OF SHARES..........................................B-42
         SHAREHOLDER AND TRUSTEE LIABILITY..............................B-43
         CALCULATION OF PERFORMANCE(50) DATE(51)........................B-44
         PERFORMANCE COMPARISONS........................................B-46
         MISCELLANEOUS..................................................B-47

FINANCIAL STATEMENTS....................................................B-51

APPENDIX................................................................B-52

                                    THE FUNDS

         The American Performance Funds (the "Funds") is a diversified open-end management investment company. The Funds presently consist of twelve series of units of beneficial interest ("Shares"), representing interests in the following portfolios:

         American Performance Institutional U.S. Treasury Fund (the "Institutional U.S. Treasury Fund")
         American Performance Institutional Cash Management Fund (the "Institutional Cash Management Fund")
         American Performance U.S. Treasury Fund (the "U.S. Treasury Fund") American Performance Cash Management Fund (the "Cash Management Fund") American Performance Bond Fund (the "Bond Fund")
         American Performance Intermediate Bond Fund (the "Intermediate Bond Fund")
         American Performance Intermediate Tax-Free Bond Fund (the "Intermediate Tax-Free Bond Fund")
         American Performance Short-Term Income Fund (the "Short-Term Income Fund")
         American Performance Equity Fund (the "Equity Fund")
         American Performance Balanced Fund (the "Balanced Fund")
         American Performance Growth Equity Fund (the "Growth Equity Fund") American Performance Small Cap Equity Fund ("Small Cap Equity Fund")

         This Statement of Additional Information ("SAI") relates to all the Funds listed above except for the Institutional U.S. Treasury Fund and the Institutional Cash Management Fund which have a separate SAI dated December 11, 2000. The U.S. Treasury Fund and the Cash Management Fund are sometimes referred to as the "Money Market Funds," the Bond Fund, the Intermediate Bond Fund, the Intermediate Tax-Free Bond Fund, and the Short-Term Income Fund are sometimes referred to as the "Bond Funds," and the Equity Fund, the Balanced Fund, the Growth Equity Fund, and the Small Cap Equity Fund are sometimes referred to as the "Equity Funds." The information contained in this document expands upon subjects discussed in the Prospectuses for the Funds. An investment in a Fund should not be made without first reading that Fund's Prospectus.

                        INVESTMENT OBJECTIVE AND POLICIES

         The following policies supplement each Fund's investment objective and policies as set forth in the respective Prospectus for that Fund.

ADDITIONAL INFORMATION ON THE FUNDS
-----------------------------------

The Money Market Funds
----------------------


         All securities or instruments in which either of the Money Market Funds invests are valued based on the amortized cost valuation technique pursuant to Rule 2a- 7 under the Investment Company Act of 1940, as amended (the "1940 Act"). All instruments in which either of the Money Market Funds invests will have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable or floating rate obligations may bear longer maturities. The average dollar-weighted maturity of the securities in each of the Money Market Funds will not exceed 90 days. Obligations purchased by the Money Market Funds are limited to U.S. dollar-denominated obligations which the Board of Trustees has determined present minimal credit risks.

         The Cash Management Fund will invest only in issuers or instruments that at the time of purchase (1) have received the highest short-term rating by at least two nationally recognized statistical ratings organizations ("NRSROs") (e.g., "A-1" by Standard & Poor's Corporation ("S&P") and "Prime-1" by Moody's Investors Services, Inc. ("Moody's")); or (2) are single rated and have received the highest short-term rating by a NRSRO; or (3) are unrated, but are determined to be of comparable quality by the Investment Adviser pursuant to guidelines approved by the Board of Trustees and subject to the ratification of the Board of Trustees. See the Appendix for definitions of the foregoing instruments and rating systems.

         The Fund may, from time to time, concentrate its investments in certain securities issued by U.S. banks, U.S. branches of foreign banks and foreign branches of U.S. banks. Concentration in obligations issued by commercial banks and bank holding companies will involve a greater exposure to economic, business, political, or regulatory changes that are generally adverse to banks and bank holding companies. Such changes could include significant changes in interest rates, general declines in bank asset quality, including real estate loans, and the imposition of costly or otherwise burdensome government regulations or restrictions. The Fund will not purchase securities issued by Bank of Oklahoma, N.A. ("BOK" or "Adviser") or any of its affiliates.

         Obligations issued or guaranteed by U.S. government agencies or instrumentalities in which the Cash Management Fund may invest can vary significantly in terms of the credit risk involved. Obligations of certain agencies and instrumentalities of the U.S. government such as the Government National Mortgage Association and the Export-Import Bank of the United States, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Student Loan Marketing Association, are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; still others, such as those of the Federal Farm Credit Banks or the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S.

government-sponsored agencies or instrumentalities if it is not obligated to do so by law. The Cash Management Fund will invest in the obligations of such agencies or instrumentalities only when the Adviser deems the credit risk with respect thereto to be minimal.

The Bond Funds
--------------

         The Bond Fund, the Intermediate Bond Fund, and the Short-Term Income Fund will invest in debt securities only if they carry a rating within the three highest ratings categories assigned by an NRSRO (e.g., at least "A" from Moody's), or S&P (including all sub-classifications indicated by modifiers of such "A" ratings)) or, if unrated, are deemed by the Adviser under guidelines established by the Funds' Board of Trustees to present attractive opportunities and to be of comparable quality to the securities so rated. See "Appendix" for an explanation of these ratings.

         The Bond Fund, the Intermediate Bond Fund, and the Short-Term Income Fund, under normal market conditions, will each invest at least 65% of the value of their total assets in bonds, except that, when market conditions indicate a temporary defensive investment strategy as determined by the Funds' Adviser, more than 35% of the Bond Fund's, the Intermediate Bond Fund's, or the Short-Term Income Fund's assets may be held in cash equivalents. For purposes of the above-stated policies, "bonds" includes any debt instrument with a remaining maturity of one year or more.

         Under normal market conditions at least 80% of the net assets of the Intermediate Tax-Free Bond Fund will be invested in a diversified portfolio of obligations (such as bonds, notes, and debentures) issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and other political subdivisions, agencies, instrumentalities and authorities, the interest on which is both exempt from federal income taxes and not treated as a preference item for individuals for purposes of the federal alternative minimum tax ("Municipal Securities"). The Fund invests in Municipal Securities which are rated at the time of purchase within the three highest rating groups assigned by an NRSRO, in the case of bonds (e.g. at least A by Moody's or S&P); rated within the highest ratings category assigned by an NRSRO, in the case of notes (e.g., "SP-1" by S&P or "MIG-1" by Moody's); rated in the highest ratings category assigned by an NRSRO, in the case of tax-exempt commercial paper (e.g., "A-1" or higher by S&P or "Prime-1" by Moody's); or rated in the highest ratings category assigned by an NRSRO, in the case of variable rate demand obligations, (e.g., "VMIG-1" by Moody's). This is a fundamental policy and may only be changed by the vote of a majority of the outstanding Shares of the Intermediate Tax-Free Bond Fund.

         Bonds, notes, and debentures in which the Bond Funds may invest may differ in interest rates, maturities and times of issuance. The market value of the Bond Funds' debt securities will change in response to interest rate changes and other factors. During periods of falling interest rates, the value of outstanding debt securities generally rise. Conversely, during periods of rising interest rates, the value of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the price of longer maturity securities is also subject to greater fluctuations as a result of changes in interest rates. Conversely, securities with shorter maturities generally have less price movement than securities of comparable quality with longer maturities. Changes by NRSROs in the rating of any debt security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Except under conditions of default, changes in the value of a Bond Fund's portfolio securities will not affect cash income derived from these securities but will affect a Bond Fund's net asset value.

The Equity Funds
----------------

         Under normal market conditions, the Equity Fund and the Growth Equity Fund will invest at least 70% and the Small Cap Equity Fund will invest at least 65% of the value of their respective total assets in common stocks and securities convertible into common stocks of companies believed by the Adviser to be characterized by sound management and the ability to finance expected growth. The Equity Fund, the Growth Equity Fund, and the Small Cap Equity Fund may also invest up to 30% of their respective total assets in preferred stocks, corporate bonds, notes, warrants, and cash equivalents. Corporate bonds will be rated at the time of purchase within the three highest ratings categories assigned by an NRSRO (e.g., at least "A" by Moody's or S&P) or, if not rated, found by the Adviser under guidelines established by the Funds' Board of Trustees to be of comparable quality.

         Under normal market conditions, the Balanced Fund will invest in equity securities consisting of common stocks but may also invest in other equity-type securities such as warrants, convertible preferred stocks and convertible debt instruments. The Balanced Fund's equity investments will be in companies believed by its Adviser to be undervalued. The Balanced Fund's debt securities will consist of securities such as bonds, notes, debentures and money market instruments. The average dollar-weighted portfolio maturity of debt securities held by the Balanced Fund will vary according to market conditions and interest rate cycles and will range between 1 year and 30 years under normal market conditions. While securities with longer maturities tend to produce higher yields, the price of longer maturity securities is also subject to greater market fluctuations as a result of changes in interest rates. The Balanced Fund's debt securities will consist of high grade securities, which are those securities rated within the three highest ratings categories assigned by an NRSRO at the time of purchase (e.g. , at least "A" from Moody's or S&P (including all sub-classifications indicated by modifiers of such "A" ratings)) or, if not rated, found by the Adviser under guidelines established by the Funds' Board of Trustees to be of comparable quality.

         It is a fundamental policy of the Balanced Fund that it will invest at least 25% of its total assets in fixed-income securities. For this purpose, fixed-income securities include debt securities, mortgage-related securities, nonconvertible preferred stock and that portion of the value of securities convertible into common stock, including convertible preferred stock and convertible debt, which is attributable to the fixed-income characteristics of those securities.

         Certain debt securities such as, but not limited to, mortgage backed securities and CMOs, as well as securities subject to prepayment of principal prior to the stated maturity date, are expected to be repaid prior to their stated maturity dates. The Adviser determines the "effective maturity" of the securities based on the expected payment date (which is earlier than the stated maturity dates of the securities). For purposes of calculating the Balanced Fund's weighted average portfolio maturity, the effective maturity of such securities, as determined by the Adviser, will be used.

ADDITIONAL INFORMATION ON FUND INSTRUMENTS
------------------------------------------

         ASSET-BACKED SECURITIES
         -----------------------

         The Cash Management Fund, Bond Fund, the Intermediate Bond Fund, and the Short-Term Income Fund may invest in securities backed by automobile receivables and credit-card receivables and other securities backed by other types of receivables or other assets. Credit support for asset-backed securities may be based on the underlying assets and/or provided through credit enhancements by a third party. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over-collateralization. These Funds will only purchase an asset-backed security if it is rated within the three highest ratings categories assigned by an NRSRO (e.g., at least "A" by S&P or Moody's). Asset-backed securities are generally considered to be illiquid.

         BANK OBLIGATIONS
         ----------------

         The Cash Management Fund, the Bond Funds, and the Equity Funds may invest in obligations of the banking industry such as bankers' acceptances, commercial paper, loan participations, bearer deposit notes, promissory notes, floating or variable rate obligations, certificates of deposit, and demand and time deposits.

         Bankers' acceptances: Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. The Funds will invest in only those bankers' acceptances guaranteed by domestic and foreign banks having, at the time of investment, total assets in excess of $1 billion (as of the date of their most recently published financial statements).

         Certificates of deposit: Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Certificates of deposit will be those of domestic and foreign branches of U.S. commercial banks which, at the time of purchase, have total assets in excess of $1 billion (as of the date of their most recently published financial statements). Certificates of deposit may also include those issued by foreign banks outside the United States with total assets at the time of purchase, in excess of the equivalent of $1 billion. The Funds may also invest in Eurodollar certificates of deposit which are U.S. dollar-denominated certificates of deposit issued by branches of foreign and domestic banks located outside the United States and Yankee certificates of deposit which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States.

         In addition, the Funds may invest in bearer deposit notes, which are negotiable time deposits with a specific maturity date issued by a bank, and time deposits, which are interest bearing non-negotiable deposits at a bank that have a specific maturity date.

         Commercial Paper: Commercial paper consists of unsecured promissory notes issued by corporations. Except as noted below with respect to variable amount master demand notes, issues of commercial paper normally have maturities of nine months or less and fixed rates of return.

         The Funds may also invest in Canadian Commercial Paper which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation and in Europaper which is U.S. dollar-denominated commercial paper of a foreign issuer.

         The Bond, Intermediate Bond, and Short-Term Income Funds will only purchase commercial paper rated at the time of purchase within the highest ratings categories assigned by an NRSRO (e.g., A-1 by S&P, Prime-1 by Moody's or F- 1 by Fitch Investors Service) or, if not rated, found by the Adviser under guidelines established by the Funds' Board of Trustees to be of comparable quality.

         CALLS
         -----

         The Bond Funds and the Equity Funds may write (sell) "covered" call options and purchase options to close out options previously written by the Fund. Such options must be listed on a national securities exchange. The purpose of each Fund in writing covered call options is to generate additional premium income. This premium income will serve to enhance the Fund's total return and will reduce the effect of any price decline of the security involved in the option.

         A call option gives the holder (buyer) the "right to purchase" a security at a specified price (the exercise price) at any time until a certain date (the expiration date). So long as the obligation of the writer of a call option continues, the writer may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold. To secure the writer's obligation to deliver the underlying security in the case of a call option, subject to the rules of the Options Clearing Corporation, a writer is required to deposit in escrow the underlying security or other assets in accordance with such rules. The Bond Funds and the Equity Funds will write only covered call options. This means that a Fund will only write a call option on a security which a Fund already owns. In order to comply with the requirements of the securities laws in several states, a Fund will not write a covered call option if, as a result, the aggregate market value of all portfolio securities covering call options or currencies subject to put options exceeds 25% of the market value of the Fund's net assets.

         Portfolio securities on which call options may be written will be purchased solely on the basis of investment considerations consistent with each Fund's investment objectives. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options, which a Fund will not do), but capable of enhancing the Fund's total return. When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. Unlike one who owns securities not subject to an option, a Fund has no control over when it may be required to sell the underlying securities, since it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. If a call option which a Fund has written expires, a Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security. The security covering the call will be maintained in a segregated account of the Fund's custodian. The Bond Funds and the Equity Funds do not consider a security covered by a call to be "pledged" as that term is used in each Fund's policy which limits the pledging or mortgaging of its net assets.

         The premium received is the fair market value of an option. The premium each Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, and the length of the option period. Once the decision to write a call option has been made, the Adviser in determining whether a particular call option should be written on a particular security, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by a Fund for writing covered call options will be recorded as a liability in the Fund's statement of assets and liabilities. This liability will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the net asset value per Share of the Fund is computed (close of the New York Stock Exchange ("NYSE")), or, in the absence of such sale, the latest asked price. The liability will be extinguished upon expiration of the option, the purchase of an identical option in the closing transaction, or delivery of the underlying security upon the exercise of the option.

         Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit the sale of the underlying security. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that a Fund will be able to effect such closing transactions at a favorable price. If a Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. This could result in higher transaction costs. A Fund will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

         Call options written by a Fund will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. From time to time, a Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred.

         A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

         FOREIGN INVESTMENTS
         -------------------

         The Cash Management Fund, the Bond Fund, the Intermediate Bond Fund, the Short-Term Income Fund, and the Equity Funds may, subject to their investment objectives, restrictions and policies, invest in certain obligations or securities of foreign issuers. Permissible investments may consist of obligations of foreign branches, agencies or subsidiaries of U.S. banks and of foreign banks, including European Certificates of Deposit, European Time Deposits, Canadian Time Deposits and Yankee Certificates of Deposit, and investments in Canadian Commercial Paper, foreign securities and Europaper. These instruments may subject a Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. Special U.S. tax considerations may apply to a Fund's foreign investments.

         Each Equity Fund may also invest in foreign securities through the purchase of sponsored and unsponsored American Depository Receipts and may also invest in securities issued by foreign branches of U.S. banks and foreign banks, in Canadian commercial paper, and in Europaper (U.S. dollar-denominated commercial paper of a foreign issuer).

         The Bond, Intermediate Bond, and Short-Term Income Funds may also invest in Canadian, Supra-national, and World Bank Bonds, Eurodollars, and similar instruments. Investment in foreign securities is subject to special risks, such as future adverse political and economic developments, possible seizure, nationalization, or expropriation of foreign investments, less stringent disclosure requirements, the possible establishment of exchange controls or taxation at the source, or the adoption of other foreign governmental restrictions.

         FUTURES CONTRACTS
         -----------------

         The Bond Funds and the Equity Funds may enter into contracts for the future delivery of securities and futures contracts based on a specific security, class of securities or an index, purchase or sell options on any such futures contracts, and engage in related closing transactions. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index.

         When interest rates are expected to rise or market values of portfolio securities are expected to fall, a Fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, a Fund, through the purchase of such contracts, can attempt to secure better rates or prices for the Fund than might later be available in the market when it effects anticipated purchases.

         The acquisition of put and call options on futures contracts will, respectively, give a Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period.

         Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities. A Fund may lose the expected benefit of futures transactions if interest rates or securities prices move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities, limiting the Fund's ability to hedge effectively against interest rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

         Aggregate initial margin deposits for futures contracts, and premiums paid for related options, may not exceed 5% of an Bond Fund's or an Equity Fund's total assets, and the value of securities that are the subject of such futures and options (both for receipt and delivery) may not exceed one-third of the market value of a Bond Fund's or an Equity Fund's total assets. Futures transactions will be limited to the extent necessary to maintain each Bond Funds' or Equity Funds' qualification as a regulated investment company ("RIC").

         INVESTMENT COMPANY SECURITIES
         -----------------------------

         Each Bond Fund and Equity Fund may invest in Shares of other investment companies, including the American Performance Money Market Funds. However, none of the Bond Funds or the Equity Funds may invest more than 5% of its total assets in the securities of any one investment company, nor may any Bond Fund or any Equity Fund own more than 3% of the securities of any investment company or invest more than 10% of its total assets in the securities of other investment companies. These investment companies typically pay an investment advisory fee out of their assets. Therefore, investments may be subject to duplicate management, advisory and distribution fees. The Adviser will consider this fee in its investment analysis when determining whether to purchase Shares of these companies for a Bond Fund or an Equity Fund. This fee is in addition to the fees received by a Bond Fund's or an Equity Fund's Adviser and Administrator. In order to avoid the imposition of additional fees as a result of investments by a Bond Fund or an Equity Fund in Shares of the American Performance Money Market Funds, the Adviser and Administrator have agreed to promptly forward to the appropriate Bond Fund or the appropriate Equity Fund any portion of their usual asset-based service fees from an American Performance Money Market Fund which is attributable to investment by the appropriate Bond Fund or the appropriate Equity Fund in Shares of the American Performance Money Market Fund.

         LOAN PARTICIPATION
         ------------------

         The Cash Management Fund may purchase certain loan participation interests. Loan participation interests represent interests in bank loans made to corporations. The contractual arrangement with the bank transfers the cash stream of the underlying bank loan to the participating investor. Because the issuing bank does not guarantee the participations, they are subject to the credit risks generally associated with the underlying corporate borrower. The secondary market, if any, for these loan participations is extremely limited and any such participations purchased by the investor are regarded as illiquid. In addition, because it may be necessary under the terms of the loan participation for the investor to assert through the issuing bank such rights as may exist against the underlying corporate borrower, in the event the underlying corporate borrower fails to pay principal, and interest when due, the investor may be subject to delays, expenses and risks that are greater than those that would have been involved if the investor had purchased a direct obligation (such as commercial paper) of such borrower. Moreover, under the terms of the loan participation the investor may be regarded as a creditor of the issuing bank (rather than of the underlying corporate borrower), so that the issuer may also be subject to the risk that the issuing bank may become insolvent. Further, in the event of the bankruptcy or insolvency of the corporate borrower, the loan participation may be subject to certain defenses that can be asserted by such borrower as a result of improper conduct by the issuing bank. The Cash Management Fund intends to limit investments in loan participation interests to 5% of its total assets.

         MORTGAGE-RELATED SECURITIES
         ---------------------------

         Each of the Funds may, consistent with its investment objective, restrictions and policies, invest in mortgage-related securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Equity Fund, the Growth Equity Fund, the Small Cap Equity Fund, and the Intermediate Tax-Free Bond Fund will each limit its total investment in such securities to 5% or less of net assets.

         Mortgage-related securities, for purposes of the Funds' Prospectus and this Statement of Additional Information, represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as the Government National Mortgage Association and government-related organizations such as the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, as well as by nongovernmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment. For this and other reasons, a mortgage-related security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security's return to a Fund. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return a Fund will receive when these amounts are reinvested.

         There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities issued by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. government to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States. The FNMA is a government-sponsored organization owned entirely by private stock-holders. Fannie Maes are guaranteed as to timely payment of principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). The FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

         The U.S. Treasury Fund will invest only in mortgage-related securities backed by the full faith and credit of the U.S. government.

         The Cash Management Fund and the Balanced Fund also may invest in collateralized mortgage obligations structured on pools of mortgage pass-through certificates or mortgage loans. The Cash Management Fund will only invest in collateralized mortgage obligations which meet the quality requirements of Rule 2a-7 under the 1940 Act. Collateralized mortgage obligations will be purchased only if rated at the time of purchase in one of the three highest rating categories by an NRSRO or, if not rated, found by the Adviser under guidelines established by the Funds' Board of Trustees to be of comparable quality.

         MUNICIPAL SECURITIES
         --------------------

         As a matter of fundamental policy, under normal market conditions, at least 80% of the net assets of the Intermediate Tax-Free Bond Fund will be invested in Municipal Securities, the income from which is exempt from federal income taxes (subject to the possible incidence of any Federal alternative minimum tax). The Bond Fund, the Intermediate Bond Fund and the Short-Term Income Fund, under normal market conditions, may invest in Municipal Securities the income from which is not exempt from federal income taxes. Municipal Securities include debt obligations issued to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. The Intermediate Tax-Free Bond Fund may purchase short-term tax-exempt General Obligations Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Project Notes, and other forms of short-term tax exempt loans. Such notes are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements, or other revenues. In addition, the Intermediate Tax-Free Bond Fund may invest in other types of tax-exempt investments, such as municipal bonds, private activity bonds, and pollution control bonds. The Intermediate Tax-Free Bond Fund may also purchase tax-exempt commercial paper. While the issuing state or local housing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the Project Notes.

         The two principal classifications of Municipal Securities which may be held by the Intermediate Tax-Free Bond Fund are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Private activity bonds held by the Intermediate Tax-Free Bond Fund are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

         The Intermediate Tax-Free Bond Fund may also invest in "moral obligation" securities, which are normally issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment, but not a legal obligation of the state or municipality which created the issuer.

         The Intermediate Tax-Free Bond Fund invests in Municipal Securities which are rated at the time of purchase within the three highest rating groups assigned by an NRSRO, in the case of bonds (e.g. at least A by Moody's or S&P); rated within the highest ratings category assigned by an NRSRO, in the case of notes (e.g., "SP-1" by S&P or "MIG-1" by Moody's); rated in the highest ratings category assigned by an NRSRO, in the case of tax-exempt commercial paper (e.g., "A-1" or higher by S&P or "Prime-1" by Moody's); or rated in the highest ratings category assigned by an NRSRO, in the case of variable rate demand obligations, (e.g., "VMIG-1" by Moody's). The Intermediate Tax-Free Bond Fund may also purchase Municipal Securities which are unrated at the time of purchase but are determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Funds' Board of Trustees. The applicable Municipal Securities ratings are described in the Appendix.

         There are, of course, variations in the quality of Municipal Securities, both within a particular classification and between classifications, and the yields on Municipal Securities depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligations, and the rating of the issue. The ratings of NRSROs represent their opinions as to the quality of Municipal Securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and Municipal Securities with the same maturity, interest rate and rating may have different yields while Municipal Securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by the Intermediate Tax-Free Bond Fund, an issue of Municipal Securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Fund's Adviser will consider such an event in determining whether the Fund should continue to hold the obligations.

         Although the Intermediate Tax-Free Bond Fund may invest more than 25% of its net assets in (i) Municipal Securities whose issuers are in the same state (ii) Municipal Securities the interest on which is paid solely from revenues of similar projects, and (iii) private activity bonds, it does not presently intend to do so on a regular basis. To the extent the Intermediate Tax-Free Bond Fund's assets are concentrated in Municipal Securities that are payable from the revenues of similar projects or are issued by issuers located in the same state, or are concentrated in private activity bonds, the Intermediate Tax-Free Bond Fund will be subject to the peculiar risks presented by the laws and economic conditions relating to such states, projects and bonds to a greater extent than it would be if its assets were not so concentrated.

         The Intermediate Tax-Free Bond Fund may invest in short-term Municipal Securities up to 100% of its assets during temporary defensive periods.

         An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

         OPTIONS
         -------

         The Bond Funds and the Equity Funds may purchase call options. A call option gives the purchaser of the option the right to buy, and a writer has the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is consideration for undertaking the obligations under the option contract. Call options purchased by the foregoing Funds will be valued at the last sale price, or in the absence of such a price, at the mean between bid and asked price.

         The Bond Funds and the Equity Funds may also purchase index options. Index options (or options on securities indices) are similar in many respects to options on securities, except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than the exercise price of the option.

         Purchasing options is a specialized investment technique that entails a substantial risk of a complete loss of the amounts paid as premiums to writers of options. Each of the Bond Funds and Equity Funds will purchase call options and index options only when its total investment in such options immediately after such purchase, will not exceed 5% of its total assets.

         PRIVATE PLACEMENT INVESTMENTS
         -----------------------------

         The Cash Management Fund, the Bond Funds, and the Equity Funds may invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933, and resold to qualified institutional buyers under Securities Act Rule 144A ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as the Funds who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(2) paper normally is resold to other institutional investors like the Funds through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. The Bond Funds and the Equity Funds will not invest more than 15% of their net assets and the Cash Management Fund will not invest more than 10% of its net assets in Section 4(2) paper and illiquid securities unless the Adviser determines, by continuous reference to the appropriate trading markets and pursuant to guidelines approve by the Board of Trustees, that any Section 4(2) paper held by a Fund in excess of this level is at all times liquid.

         Because it is not possible to predict with assurance exactly how this market for Section 4(2) paper sold and offered under Rule 144A will develop, the Board of Trustees and the Adviser, pursuant to the guidelines approved by the Board of Trustees, will carefully monitor the Funds' investments in these securities, focusing on such important factors, among others, as valuation, liquidity, and availability of information. Investments in Section 4(2) paper could have the effect of reducing a Fund's liquidity to the extent that qualified institutional buyers become for a time not interested in purchasing these restricted securities.

         PUTS
         ----

         The Cash Management Fund, the Bond Funds, and the Equity Funds may acquire "puts" with respect to securities held in their portfolios. A put is a right to sell a specified security (or securities) within a specified period of time at a specified exercise price. The Cash Management Fund may sell, transfer, or assign a put only in conjunction with the sale, transfer, or assignment of the underlying security or securities.

         The amount payable to a Fund upon its exercise of a "put" on debt securities is normally (i) the Fund's acquisition cost of the securities (excluding any accrued interest which the portfolio paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period.

         Puts may be acquired by a Fund to facilitate the liquidity of its portfolio assets. Puts may also be used to facilitate the reinvestment of a Fund's assets at a rate of return more favorable than that of the underlying security or to limit the potential losses involved in a decline in an equity security's market value.

         Each Fund intends to enter into puts only with dealers, banks, and broker-dealers which, in the Adviser's opinion, present minimal credit risks.

         REPURCHASE AGREEMENTS
         ---------------------

         Securities held by each of the Funds may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund would acquire securities from a financial institution such as a member bank of the Federal Deposit Insurance Corporation or a registered broker-dealer, which the Adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, a Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Additionally, there is no controlling legal precedent confirming that a Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although the Board of Trustees of the Funds believes that, under the regular procedures normally in effect for custody of each Fund's securities subject to repurchase agreements and under applicable federal laws, a court of competent jurisdiction would rule in favor of a Fund if presented with the question. Securities subject to repurchase agreements will be held by each Fund's Custodian, Sub-Custodian, or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by an investment company under the 1940 Act.

         REVERSE REPURCHASE AGREEMENTS
         -----------------------------

         Each Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with the investment restrictions described below. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers and agree to repurchase them at a mutually agreed upon date and price. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets, such as liquid high quality debt securities, consistent with the Fund's investment objective having a value not less than 100% of the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such required value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which such Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by an investment company under the 1940 Act.

         SECURITIES LENDING
         ------------------

         Each of the Funds may lend its portfolio securities to broker-dealers, banks or institutional borrowers of securities. A Fund must receive 100% collateral in the form of cash, U.S. government securities, or other high quality debt instruments. This collateral must be valued daily by the Fund's Adviser and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities. Loans will be subject to termination by a Fund or the borrower at any time. While a Fund will not have the right to vote securities in loan, it intends to terminate the loan and regain the right to vote if that is considered important with respect to the investment. A Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which the Adviser has determined are creditworthy under guidelines established by the Funds' Board of Trustees. Each Fund will limit securities loans to 33 "% of the value of its total assets.

         U.S. GOVERNMENT OBLIGATIONS
         ---------------------------

         The U.S. Treasury Fund invests exclusively in obligations issued or guaranteed by the U.S. government, some of which may be subject to repurchase agreements. All of the other Funds may invest in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, some of which may be subject to repurchase agreements. Obligations of certain agencies and instrumentalities of the U.S. government are supported by the full faith and credit of the U.S. government; others are supported by the right of the issuer to borrow from the government; others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law. A Fund (excluding however, the U.S. Treasury Fund) will invest in the obligations of such agencies or instrumentalities only when the Adviser believes that the credit risk with respect thereto is minimal.

VARIABLE AMOUNT AND FLOATING RATE NOTES
---------------------------------------

         Variable amount and floating rate notes: Commercial paper eligible for investment by the Cash Management Fund, the Bond Funds, and the Equity Funds may include variable amount and floating rate notes. A variable rate note is one whose terms provide for the readjustment of its interest rate on set dates and which, upon such readjustment, can reasonably be expected to have a fair market value that approximates its par value. A floating rate note is one whose terms provide for the readjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by a Fund will be determined by the Adviser or under guidelines established by the Funds' Board of Trustees to be of comparable quality, at the time of purchase, to rated instruments which are eligible for purchase under the Fund's investment policies. In making such determinations, the Adviser will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by a Fund, the Fund may re-sell the note at any time to a third party. The absence of such an active secondary market, however, could make it difficult for the Fund to dispose of the variable or floating rate note involved in the event the issuer of the note defaulted on its payment obligations, and the Fund could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit or drafts.

         Municipal Securities purchased by the Intermediate Tax-Free Bond Fund may include rated and unrated variable and floating rate tax-exempt notes. There may be no active secondary market with respect to a particular variable or floating rate note. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to the Intermediate Tax-Free Bond Fund will approximate their par value.

         Variable amount master demand notes in which the Cash Management Fund may invest are unsecured demand notes that permit the indebtedness thereunder to vary, and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between the Cash Management Fund and the issuer, they are not normally traded. Although there is no secondary market for the notes, the Cash Management Fund may demand payment of principal and accrued interest at any time. The period of time remaining until the principal amount actually can be recovered under a variable amount master demand note generally shall not exceed seven days. To the extent such maximum period were exceeded, the note in question would be considered illiquid. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, and other business concerns) must satisfy the same criteria as set forth above for commercial paper. The Cash Management Fund will invest in variable amount master demand notes only where such notes are determined by its Adviser pursuant to guidelines established by the Funds' Board of Trustees to be of comparable quality to rated issuers or instruments eligible for investment by the Cash Management Fund. The Adviser will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. In determining average dollar-weighted portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the longer of the period of time remaining until the next readjustment of the interest rate or the period of time remaining until the principal amount can be recovered from the issuer through demand.

         Variable or floating rate notes with stated maturities of more than one year may, based on the amortized cost valuation technique pursuant to Rule 2a-7 under the 1940 Act, be deemed to have shorter maturities in accordance with such Rule.

         WHEN-ISSUED SECURITIES
         ----------------------

         Each Fund may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve a risk that the yield obtained in the transaction will be less than those available in the market when delivery takes place. A Fund relies on the seller to consummate the trade and will generally not pay for such securities or start earning interest on them until they are received. When a Fund agrees to purchase such securities, its Custodian will set aside cash or liquid high grade securities equal to the amount of the commitment in a separate account with the Custodian or a Sub-Custodian of the Fund. Failure of the seller to consummate the trade may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. Each Fund expects that commitments to purchase when-issued securities will not exceed 25% of the value of its total assets absent unusual market conditions. In the event that its commitments to purchase when-issued securities ever exceed 25% of the value of its assets, a Fund's liquidity and the ability of the Adviser to manage it might be severely affected. No Fund intends to purchase when-issued securities for speculative purposes but only in furtherance of its investment objective.

         ZERO COUPON OBLIGATIONS
         -----------------------

         The Bond, the Intermediate Bond, and the Short-Term Income Funds may hold zero-coupon obligations issued by the U.S. Treasury and U.S. government agencies. Such zero-coupon obligations pay no current interest and are typically sold at prices greatly discounted from par value, with par value to be paid to the holder at maturity. The return on a zero-coupon obligation, when held to maturity, equals the difference between the par value and the original purchase price. Zero-coupon obligations have greater price volatility than coupon obligations and such obligations will be purchased only if, at the time of purchase, the yield spread, considered in light of the obligation's duration, is considered advantageous.

         Even though such bonds do not pay current interest in cash, a Fund nonetheless is required to accrue interest income on these investments and to distribute the interest income on a current basis. Thus, a Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

TEMPORARY DEFENSIVE POSITIONS
-----------------------------

         During temporary defensive periods as determined by the Adviser, the Bond Fund, the Intermediate Bond Fund, the Short-Term Income Fund, and the Equity Funds may hold up to 100% of its total assets in cash equivalents. The Intermediate Tax-Free Bond Fund may invest in short-term Municipal Securities up to 100% of its assets during temporary defensive periods.

INVESTMENT RESTRICTIONS
-----------------------

         Unless otherwise specifically noted, the following investment restrictions may be changed with respect to a particular Fund only by a vote of a majority of the outstanding Shares of that Fund.

         None of the Funds may:

         1. Purchase securities on margin, sell securities short, or participate on a joint or joint and several basis in any securities trading account, except, in the case of the Intermediate Tax-Free Bond Fund, for use of short-term credit necessary for clearance of purchases of portfolio securities.

         2. Underwrite the securities of other issuers except to the extent that a Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities."

         3. Purchase or sell commodities or commodity contracts, except that each of the Bond Funds and the Equity Funds may invest in futures contracts if, immediately thereafter, the aggregate initial margin deposits for futures contracts, and premium paid for related options, does not exceed 5% of the Fund's total assets and the value of securities that are the subject of such futures and options (both for receipt and delivery) does not exceed one-third of the value of the Fund's total assets.

         4. Purchase participation or other direct interests in oil, gas or mineral exploration or development programs or leases (although investments by the Cash Management Fund, the Bond Funds, and the Equity Funds in marketable securities of companies engaged in such activities are not hereby precluded).

         5. Invest in any issuer for purposes of exercising control or management.

         6. Purchase or retain securities of any issuer if the officers or Trustees of the Funds or the officers or directors of its Adviser owning beneficially more than one-half of 1% of the securities of such issuer together own beneficially more than 5% of such securities.

         7. Invest more than 5% of a Fund's total assets in the securities of issuers which together with any predecessors have a record of less than three years of continuous operation.

         8. Purchase or sell real estate, including limited partnership interests, (however, each Fund, except a Money Market Fund, may, to the extent appropriate to its investment objective, purchase securities secured by real estate or interests therein or securities issued by companies investing in real estate or interests therein).

         9. Except with respect to the Growth Equity Fund, and the Small Cap Equity Fund, for as long as Shares of a Fund are registered in Arkansas and for so long as the State of Arkansas so requires, invest more than 10% of a Fund's total assets in the securities of issuers which are restricted as to disposition, other than restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933. As of the date of this SAI, the State of Arkansas did not require this restriction.

         In addition, the Money Market Funds may not:

         1. Buy common stocks or voting securities, or state, municipal, or private activity bonds.

         2. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. government (and, with respect to the Cash Management Fund, other than obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities) if, as a result, with respect to 75% of its portfolio, more than 5% of the value of each Fund's total assets would be invested in such issuer.(1)

         3. Borrow money or issue senior securities, except that each Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of such Fund's total assets at the time of its borrowing. Neither Fund will purchase securities while its borrowings (including reverse repurchase agreements) exceed 5% of the total assets of such Fund.

         4. Make loans, except that each Fund may purchase or hold debt instruments in accordance with its investment objective and policies, may lend portfolio securities in accordance with its investment objective and policies, and may enter into repurchase agreements.

         5. Enter into repurchase agreements with maturities in excess of seven days if such investment, together with other instruments in such Fund which are not readily marketable, exceeds 10% of such Fund's net assets.

         6. Invest in securities of other investment companies except as they may be acquired as part of a merger, consolidation, reorganization, or acquisition of assets.

         The U.S. Treasury Fund may not:

         1. Purchase securities other than U.S. Treasury bills, notes and other obligations backed by the full faith and credit of the U.S. government, some of which may be subject to repurchase agreements.

--------------------
(1) In addition, although not a fundamental investment restriction (and therefore subject to change without a Shareholder vote), to the extent required by rules of the Securities and Exchange Commission the U.S. Treasury Fund and the Cash Management Fund each generally apply the above restriction with respect to 100% of their portfolios.

         2. Purchase any securities which would cause more than 25% of the value of each Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, obligations issued by commercial banks and bank holding companies, repurchase agreements secured by bank instruments or obligations of the U.S. government or its agencies or instrumentalities and obligations issued by commercial banks and bank holding companies primarily engaged in the banking industry; (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.

         The Cash Management Fund may not:

         1. Write or sell puts, calls, straddles, spreads or combinations thereof except that the Cash Management Fund may acquire puts with respect to obligations in its portfolio and sell those puts in conjunction with a sale of those obligations.

         2. Acquire a put, if, immediately after such acquisition, over 5% of the total value of the Cash Management Fund's assets would be subject to puts from such issuer (except that the 5% limitation is inapplicable to puts that, by their terms, would be readily exercisable in the event of a default in payment of principal or interest on the underlying securities). For the purpose of this investment restriction and the investment restriction immediately below, a put will be considered to be from the party to whom the Cash Management Fund will look for payment of the exercise price.

         3. Acquire a put that, by its terms, would be readily exercisable in the event of a default in payment of principal and interest on the underlying security or securities if immediately after that acquisition the value of the security or securities underlying that put, when aggregated with the value of any other securities issued or guaranteed by the issuer of the put, would exceed 10% of the total value of the Cash Management Fund's assets.

         4. Purchase any securities which would cause more than 25% of the value of the Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, repurchase agreements secured by obligations of the U.S. government or its agencies or instrumentalities, bank certificates of deposits, bankers' acceptances, and repurchase agreements secured by bank instruments (such bank certificates of deposits, bankers' acceptances, and repurchase agreements secured by bank instruments may be issued or guaranteed by U.S. banks and U.S. branches of foreign banks); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services.

         The Intermediate Tax-Free Bond Fund may not:

         1. Invest in private activity bonds where the payment of principal and interest are the responsibility of a company (including its predecessors) with less than three years of continuous operation.

         2. Acquire a put, if, immediately after such acquisition, over 5% of the total value of the Intermediate Tax-Free Bond Fund's assets would be subject to puts from such issuer (except that the 5% limitation is inapplicable to puts that, by their terms, would be readily exercisable in the event of a default in payment of principal or interest on the underlying securities). For the purpose of this investment restriction and Investment Restriction Number 3 below, a put will be considered to be from the party to whom the Intermediate Tax-Free Bond Fund will look for payment of the exercise price.

         3. Acquire a put that, by its terms, would be readily exercisable in the event of a default in payment of principal and interest on the underlying security or securities if immediately after that acquisition the value of the security or securities underlying that put, when aggregated with the value of any other securities issued or guaranteed by the issuer of the put, would exceed 10% of the total value of the Intermediate Tax-Free Bond Fund's assets.

         The Bond Funds and the Equity Funds may not:

         1. Purchase a security if, as a result, with respect to 75% of its portfolio (i) more than 5% of the value of its total assets would be invested in any one issuer, or (ii) it would hold more than 10% of any class of securities of such issuer. There is no limit on the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities. For purposes of this and the immediately following limitation, a security is considered to be issued by the government entity (or entities) whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, such non-governmental user.

         2. Purchase a security if, as a result, more than 25% of the value of its total assets would be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) this limitation shall not apply to obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities; (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; (c) utilities will be divided according to their services (for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry); and (d) with respect to the Bond Funds, this limitation shall not apply to Municipal Securities or governmental guarantees of Municipal Securities; and further, that for the purpose of this limitation only, private activity bonds that are backed only by the assets and revenues of a non-governmental user shall not be deemed to be Municipal Securities.

         3. Borrow money or issue senior securities, except that each Fund may borrow from banks or enter into reverse repurchase agreements for temporary purposes in amounts up to 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of each Fund's total assets at the time of its borrowing. No Fund will purchase securities while its borrowings (including reverse repurchase agreements) exceed 5% of its total assets.

         4. Make loans, except that each Fund may, in accordance with its investment objectives and policies, purchase or hold debt instruments, lend portfolio securities, and enter into repurchase agreements.

         5. Enter into a repurchase agreement with a maturity in excess of seven days if such investment, together with other instruments in the Fund which are not readily marketable, exceeds 10% of such Fund's net assets.

         If a percentage restriction is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of such restriction.

PORTFOLIO TURNOVER
------------------

         The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities, at the time of acquisition, were one year or less. Thus, for regulatory purposes, the portfolio turnovers with respect to the Money Market Funds will be zero. Fund turnover may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of Shares and by requirements which enable the Funds to receive certain favorable tax treatments. Fund turnover will not be a limiting factor in making portfolio decisions. High turnover rates will generally result in higher transaction costs to a Fund and may result in additional tax consequences (including an increase in short-term capital gains which are generally taxed to individual Shareholders at ordinary income tax rates) to a Fund's Shareholders.

ADDITIONAL TAX INFORMATION CONCERNING ALL THE FUNDS
---------------------------------------------------

         It is the policy of each of the Funds to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). By following such policy, each Fund expects to eliminate or reduce to a nominal amount the federal income taxes to which it may be subject.

         In order to qualify as a regulated investment company (a "RIC") under Subchapter M each Fund must, among other things, (1) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, foreign currencies or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities or currencies, and (2) diversify its holdings so that at the end of each quarter of its taxable year (i) at least 50% of the market value of the Fund's assets is represented by cash or cash items, U.S. government securities, securities of other RICs and other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or securities of other RICs) or of two or more issuers that the Fund controls and that are engaged in the same, similar or related trades or businesses. These requirements may limit the range of the Fund's investments. If a Fund qualifies as a RIC, it will not be subject to federal income tax on the part of its net investment income and net realized capital gains, if any, that it distributes to Shareholders, provided the Fund distributes during its taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income and the excess, if any, of net short-term capital gains over net long-term capital losses for such year. Each Fund intends to make sufficient distributions to Shareholders to meet this requirement.

         If a Fund fails to qualify as a RIC accorded special tax treatment in any taxable year, the Fund will be subject to tax on its income at corporate rates, and could be required to recognize unrealized gains, pay substantial taxes and interest and to make substantial distributions before requalifying as a RIC that is accorded special tax treatment.

         Distributions from a Fund (other than exempt-interest dividends, as discussed below) generally will be taxable to Shareholders as ordinary income to the extent derived from the Fund's investment income and short-term capital gains. Distributions of long-term capital gains will be taxable to Shareholders as such, regardless of how long a Shareholder has held Shares of the Fund. Distributions will be taxable to Shareholders whether received in cash or additional Shares.

         Dividends and distributions on a Fund's Share generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular Shareholder's investment. Such distributions are likely to occur in respect of Shares purchased at a time when a Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses.

         The Code imposes a non-deductible 4% excise tax on RICs that do not distribute in each calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount at least equal to the sum of 98% of their "ordinary income" (as defined) for the calendar year plus 98% of their capital gain net income for the one-year period ending on October 31 of such calendar year, plus any undistributed amounts from the prior year. For the foregoing purposes, a Fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. A dividend paid to Shareholders by a Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to Shareholders of record on a date in October, November or December of that preceding year. If distributions during a calendar year by a Fund did not meet the 98% threshold, that particular Fund would be subject to this 4% excise tax on the undistributed amounts. Each Fund generally intends to make distributions sufficient to avoid the imposition of this 4% excise tax.

         A Fund's transactions in futures contracts, options, and foreign currency denominated securities, and certain other investment and hedging activities of the Fund, will be subject to special tax rules. These rules may accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's assets, convert short-term capital losses into long-term capital losses, convert long-term capital gains into short-term capital gains, or otherwise affect the character of the Fund's income. Consequently, the amount, timing, and character of distributions to Shareholders could be affected. Income earned as a result of these transactions would, in general, not be eligible for the dividends-received deduction or for treatment as exempt-interest dividends when distributed to Shareholders. Each Fund will endeavor to make any available elections pertaining to these transactions in a manner believed to be in the best interest of the Fund.

         If a Shareholder sells Shares, such Shareholder will generally recognize gain or loss in an amount equal to the difference between the adjusted tax basis in the Shares and the amount received. If such Shareholder holds Shares as capital assets, the gain or loss will be a capital gain or loss. For taxable years beginning after December 31, 2000, the maximum capital gain tax rate for capital assets (including Fund Shares) held by a non-corporate Shareholder for more than 5 years will be 8 percent and 18 percent (rather than 10 percent and 20 percent). The 18-percent rate applies only to assets the holding period for which begins after December 31, 2000 (including by way of an election to mark the asset to the market, and to pay the tax on any gain thereon, as of January 2, 2001). The mark-to-market election may be disadvantageous from a federal tax perspective, and Shareholders should consult their tax advisors before making such an election.

         Any loss on the sale of Shares will be treated as a long-term capital loss to the extent of any capital gain dividends received with respect to those Shares. For purposes of determining whether Shares have been held for six months or less, the holding period is suspended for any periods during which a Shareholder's risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property, or through certain options or short sales. In addition, any loss realized on a sale or exchange of Shares will be disallowed to the extent that a Shareholder replaces the disposed of Shares with other Shares within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition. In such an event, the Shareholder's basis in the replacement Shares will be adjusted to reflect the disallowed loss.

         If Shareholders borrow money to buy Fund Shares, they may not deduct the interest on that loan. Under Internal Revenue Service rules, Fund Shares may be treated as having been bought with borrowed money even if the purchase of the Fund Shares cannot be traced directly to borrowed money.

         The foregoing is only a summary of some of the important federal tax considerations generally affecting purchasers of Shares of each Fund. Further tax information regarding the Intermediate Tax-Free Bond Fund is included in the next section of this Statement of Additional Information. No attempt is made to present a detailed explanation of the federal income tax treatment of each Fund or its Shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of Shares of a Fund are urged to consult their tax advisers with specific reference to their own tax situation, including the potential application of foreign, state and local taxes.

         The foregoing discussion and the discussion below regarding the Intermediate Tax-Free Bond Fund are based on tax laws and regulations which are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action, and such changes may be retroactive.

ADDITIONAL TAX INFORMATION CONCERNING THE INTERMEDIATE TAX-FREE BOND FUND
-------------------------------------------------------------------------

         The Code permits a RIC which invests at least 50% of its assets in tax-free Municipal Securities and other securities exempt from the regular federal income tax to pass through to its investors, tax-free, net interest income from such securities.

         The policy of the Intermediate Tax-Free Bond Fund is to pay each year as dividends substantially all the Fund's interest income net of certain deductions. An exempt-interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by the Intermediate Tax-Free Bond Fund and designated as an exempt-interest dividend in a written notice mailed to Shareholders after the close of the Fund's taxable year. Such dividends will not exceed, in the aggregate, the net interest the Fund receives during the taxable year from Municipal Securities and other securities exempt from the regular federal income tax. The percentage of the total dividends paid for any taxable year which qualifies as federal exempt-interest dividends will be the same for all Shareholders receiving dividends from the Intermediate Tax-Free Bond Fund during such year, regardless of the period for which the Shares were held.

         Exempt-interest dividends may be treated by the Intermediate Tax-Free Bond Fund's Shareholders as items of interest excludable from their gross income under Section 103(a) of the Code. However, each Shareholder of an Intermediate Tax-Free Bond Fund is advised to consult his or her tax adviser with respect to whether exempt-interest dividends would retain the exclusion under Section 103(a) if such Shareholder were treated as a "substantial user" or a "related person" to such user under Section 147(a) with respect to facilities financed through any of the tax-exempt obligations held by the Fund. "Substantial user" is defined under U.S. Treasury Regulations to include any non-exempt person who regularly uses a part of such facilities in his or her trade or business and
(a)(i) whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities or (ii) who occupies more than 5% of the usable area of the facility or (b) for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, partners and partnerships.

         Dividends attributable to interest on certain private activity bonds issued after August 7, 1986 must be included in alternative minimum taxable income for purposes of determining liability (if any) for the alternative minimum tax for individuals and corporations. In the case of corporations, all tax-exempt interest dividends will be taken into account in determining adjusted current earnings for the purpose of computing the alternative minimum tax.

         The Intermediate Tax-Free Bond Fund may acquire rights regarding specified portfolio securities under puts. (See "INVESTMENT OBJECTIVE AND POLICIES - Additional Information on Fund Instruments - Puts" above for further information.) The policy of the Intermediate Tax-Free Bond Fund is to limit its acquisition of puts to those under which the Fund will be treated for federal income tax purposes as the owner of the Municipal Securities acquired subject to the put and the interest on the Municipal Securities will be tax-exempt to the Fund. Although the Internal Revenue Service has issued a published ruling that provides some guidance regarding the tax consequences of the purchase of puts, there is currently no definitive rule that establishes the tax consequences of many of the types of puts that the Funds could acquire under the 1940 Act. Therefore, although the Intermediate Tax-Free Bond Fund will only acquire a put after concluding that it will have the tax consequences described above, the Internal Revenue Service could reach a different conclusion from that of the Fund.

         The Intermediate Tax-Free Bond Fund will distribute at least 90% of any investment company taxable income for each taxable year. In general, the Fund's investment company taxable income will be its taxable income subject to certain adjustments and excluding net capital gains (i.e., the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any for such year). The Intermediate Tax-Free Bond Fund will be taxed on any undistributed investment company taxable income. To the extent such income is distributed by the Intermediate Tax-Free Bond Fund (whether in cash or additional Shares), it will be taxable to Shareholders as ordinary income. The Fund intends to/will distribute net capital gains, if any, at least once a year and such distributions will generally be taxable to Shareholders. The dividends-received deduction for corporations will not apply to such distributions.

         If for any taxable year the Intermediate Tax-Free Bond Fund does not qualify for the special tax treatment accorded RICs and their Shareholders, all of its taxable income would be subject to tax at regular corporate rates (without any deduction for distributions to Shareholders), and Municipal Securities interest income, although not taxable to the Fund, would be taxable to Shareholders when distributed as dividends.

         Income exempt from federal income taxation must be considered when determining whether Social Security payments or railroad retirement benefits received by a Shareholder are subject to federal income taxation.

         Interest income from certain types of municipal securities may constitute a preference item for individuals for purposes of the federal alternative minimum tax. To the extent the Intermediate Tax-Free Bond Fund invests in these securities, individual Shareholders, depending on their own tax status, may be subject to alternative minimum tax on that part of the Intermediate Tax-Free Bond Fund's distributions derived from these securities. More generally, corporate Shareholders may be subject to the federal alternative minimum tax on distributions derived by the Intermediate Tax-Free Bond Fund from Municipal Securities.

         Opinions relating to the validity of Municipal Securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Intermediate Tax-Free Bond Fund nor its Adviser will review the proceedings relating to the issuance of Municipal Securities or the basis for such opinions.

         The foregoing is only a summary of some of the important federal tax considerations generally affecting purchasers of Shares of the Intermediate Tax-Free Bond Fund. Additional tax information concerning all of the Funds is contained in the immediately preceding section of this Statement of Additional Information. No attempt is made to present a detailed explanation of the income tax treatment of the Intermediate Tax-Free Bond Fund or its Shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of Shares of the Intermediate Tax-Free Bond Fund are urged to consult their tax advisers with specific reference to their own tax situation.


                                    VALUATION

         The Money Market Funds have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discounts or premiums, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Fund would receive if it sold the instrument. The value of securities in the Funds can be expected to vary inversely with changes in prevailing interest rates.

         Pursuant to Rule 2a-7, the Money Market Funds will maintain a dollar-weighted average portfolio maturity appropriate to their objective of maintaining a stable net asset value per Share, provided that no Fund will purchase any security with a remaining maturity of more than 397 days (securities subject to repurchase agreements and certain variable or floating rate instruments may bear longer maturities) nor maintain a dollar-weighted average portfolio maturity which exceeds 90 days. The Funds' Board of Trustees has also undertaken to establish procedures reasonably designed, taking into account current market conditions and a Fund's investment objective, to stabilize the net asset value per Share of the Money Market Funds for purposes of sales and redemptions at $1.00. These procedures include review by the Trustees, at such intervals as they deem appropriate, to determine the extent, if any, to which the net asset value per Share of each Fund calculated by using available market quotations deviates from $1.00 per Share. In the event such deviation exceeds one half of one percent, the Rule requires that the Board promptly consider what action, if any, should be initiated. If the Trustees believe that the extent of any deviation from a Fund's $1.00 amortized cost price per Share may result in material dilution or other unfair results to new or existing investors, they will take such steps as they consider appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity, shortening the dollar-weighted average portfolio maturity, withholding or reducing dividends, reducing the number of a Fund's outstanding Shares without monetary consideration, or utilizing a net asset value per Share determined by using available market quotations.

         The value of portfolio securities of (i) the U.S. Treasury Fund and the Cash Management Fund determined for the shadow pricing of such assets under Rule 2a-7(c)(7) and (ii) each Bond Fund and Equity Fund for purposes of establishing the net asset value per share of such Fund will be determined according to the following Security Valuation Procedures:

                  A. If available, based on price obtained from one of the following independent pricing services: Muller Data Corporation, J.J. Kenney Co., Inc., Merrill Lynch & Co., Inc., Interactive Data Corporation, Bloomberg L.P., and Reuters Limited;

                  B.       If a security cannot be valued pursuant to paragraph
                           (A) hereof, based on quotes from at least two broker/dealers or market makers identified by the Funds' Adviser, such quotes to be obtained by the Funds' Fund Accountant, if such quotes are available; or

                  C.       If a security cannot be valued pursuant to paragraphs
                           (A) and (B) hereof, based on a price determined by the Funds' Pricing Committee.


         The Bond Funds and the Equity Funds will value securities for which the principal market is a securities exchange, at their fair market values based upon the latest available sales price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. Securities, the principal market for which is not a securities exchange, will be valued based on bid quotations in such principal market. Short-term securities are valued at amortized cost, which approximates current value.


         The Pricing Committee conducts its pricing activities in the manner established by the Security Valuation Procedures. The Security Valuation Procedures are reviewed and approved by the Funds' Board of Trustees at least annually.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         Shares in each Fund are sold on a continuous basis by BISYS Fund Services (the "Distributor"), and the Distributor has agreed to use appropriate efforts to solicit all purchase orders. In addition to purchasing Shares directly from the Distributor, Shares may be purchased through financial institutions and intermediaries, broker-dealers, or similar entities, including affiliates or subsidiaries of the Distributor ("Participating Organizations") pursuant to contractual arrangements with the Distributor under the Funds' Distribution and Shareholder Services Plan. Customers purchasing Shares of the Funds may include officers, directors, or employees of the Adviser and its affiliates.

                                                              FEE TABLE
                                                              ---------

                                                  Intermediate   Intermediate   Short-Term                       Growth   Small Cap
                                           Bond       Bond         Tax-free       Income     Equity   Balanced   Equity    Equity
                                           Fund       Fund         Bond Fund       Fund       Fund      Fund      Fund      Fund
                                           ----       ----         ---------       ----       ----      ----      ----      ----
Shareholder Transaction Expenses(1)
--------------------------------
Maximum Sales Load                         4.00%      3.00%          3.00%         2.00%      5.00%     5.00%     5.00%     5.00%
Imposed on Purchases(2)
(as a percentage of offering price)

Maximum Sales Load Imposed                    0%         0%             0%            0%         0%        0%        0%        0%
on Reinvested Dividends
(as a percentage of offering price)

Deferred Sales Load(3)                        0%         0%             0%            0%         0%        0%        0%        0%
(as a percentage of original purchase
price or redemption proceeds, if applicable)

Redemption Fees(4)                            0%         0%             0%            0%         0%        0%        0%        0%
(as a percentage of amount redeemed,
if applicable)

Exchange Fees                                $0         $0             $0            $0         $0        $0        $0        $0

         (1) Participating organizations may charge a Customer's account fees for automatic investment and other investment and trust services provided in connection with investment in the Funds.

         (2) There may be no sales load imposed upon purchases of Shares of the Funds by (1) investors who purchase through the Investment Adviser and who have an existing trust relationship with the Investment Adviser; (2) employees of the Investment Adviser or its affiliates; (3) each Trustee of the Funds and any employee of a company that constitutes the principal business activity of a Trustee; (4) employees of the Distributor and its affiliates; (5) orders placed on behalf of other investment companies distributed by The BISYS Group, Inc. or its affiliated companies; (6) existing Shareholders who own Shares in any of the Bond Investment Funds within their trust accounts and purchase additional Shares outside of their trust relationships; (7) investors within wrap accounts; (8) investors who purchase in connection with 401(k) plans, 403(b) plans, and other employer-sponsored, qualified retirement plans; and (9) investors who purchase in connection with non-transactional fee fund programs and programs offered by fee-based financial planners and other types of financial institutions.

         (3) A Contingent Deferred Sales Load of 1.00% for the Bond Fund, the Equity Fund, the Balanced Fund, the Growth Equity Fund, and the Small Cap Equity Fund, 0.75% for the Intermediate Bond Fund and Intermediate Tax-Free Bond Fund, and 0.50% for the Short-Term Income Fund will be assessed against the proceeds of any redemption request relating to Shares of that Fund which were purchased without a sales charge in reliance upon the waiver accorded to purchases in the amount of $1 million or more, but only where such redemption request is made within one year of the date the Shares were purchased.

         (4) A wire redemption charge may be deducted from the amount of a wire redemption payment made at the request of a holder of Shares. The current charge, which is subject to change upon notice to Shareholders, is $15.00.

         The Funds may suspend the right of redemption or postpone the date of payment for Shares during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as determined by the SEC.

         The Money Market Funds may redeem Shares involuntarily if redemption appears appropriate in light of the Funds' responsibilities under the 1940 Act. (See "VALUATION - The Money Market Funds" above for further information.)

                  MANAGEMENT AND SERVICE PROVIDERS OF THE FUNDS

TRUSTEES AND OFFICERS
---------------------

         The names of the trustees and the officers of the Funds, their addresses, and principal occupations during the past five years are as follows:

                                     Position(s) Held               Principal Occupation
Name, Address, and Age               With the Funds                 During Past 5 Years
----------------------               ----------------               -------------------
Walter B. Grimm*, 55                 Chairman, President,           From June, 1992 to present, employee of
3435 Stelzer Road                    and Trustee                    BISYS Fund Services.
Columbus, OH  43219

Michael J. Hall, 56                  Trustee                        From September, 1998 to present, Vice
10701 E. Ute Street                                                 President Finance and Chief Financial
Tulsa, Oklahoma  74116                                              Officer and Director, Matrix Service
                                                                    Company; from December 1995 to November,
                                                                    1997, Vice President and Chief Financial
                                                                    Officer, Worldwide Sports & Recreation,
                                                                    Inc.; from January, 1994 to November,
                                                                    1997, Vice President and Chief Financial
                                                                    Officer, Pexco Holdings, Inc.

I. Edgar Hendrix, 56                 Trustee                        From July 2000 to present, Executive V.P.
8 East 3rd Street                                                   and Chief Financial Officer, Spectrum
Tulsa, Oklahoma  74103                                              Field Services, Inc.; from July 1976 to
                                                                    1999, Vice-President and Treasurer,
                                                                    Parker Drilling Company.

Perry A. Wimpey, 68                  Trustee                        From January, 1992 to present, Local
4843 S. 69th East Ave.                                              Financial and Regulatory Consultant.
Tulsa, Oklahoma  74145


Alaina V. Metz, 33                   Assistant Secretary            From June, 1995 to present, employee of
3435 Stelzer Road                                                   BISYS Fund Services; from May 1989 to
Columbus, OH  43219                                                 June 1995, Supervisor, Mutual Fund Legal
                                                                    Department, Alliance Capital Management.

Jeffrey Shiverdecker, 38             Treasurer                      From July, 1996 to present, employee
3435 Stelzer Road                                                   of BISYS Fund Services; from December
Columbus, OH  43219                                                 1990 to July 1996, Manager, Investor
                                                                    Fiduciary Trust Company; from
                                                                    October 1980 to 1990, Production
                                                                    Engineer, The Coca-Cola Company.

Jeffrey Cusick, 41                   Vice President and             From July, 1995 to present, employee of
3435 Stelzer Road                    Secretary                      BISYS Fund Services; from September 1993
Columbus, OH 43219                                                  to July 1995, Assistant Vice President,
                                                                    Federated Administration Services; from
                                                                    1989 to September 1993, Client Services
                                                                    Manager, Federated Administration
                                                                    Services.

William J. Tomko, 42                 Assistant Treasurer            From 1986 to present, employee of BISYS
3435 Stelzer Road                                                   Fund Services.
Columbus, OH 43219

---------------

         * Mr. Grimm is considered to be an "interested person" of the Funds as defined in the 1940 Act.

         The Trustees receive fees and are reimbursed for their expenses in connection with each meeting of the Board of Trustees they attend. However, no officer or employee of an Adviser or the Administrator of the Funds receives any compensation from the Funds for acting as a Trustee. The officers of the Funds receive no compensation directly from the Funds for performing the duties of their offices. BISYS receives fees from each Fund for acting as Administrator and may receive additional income under the Distribution Plan of the Funds.

                                              COMPENSATION TABLE(1)
                                              ------------------

                                                                                                Total
                          Aggregate              Pension of                                     Compensation
                          Compensation           Retirement                                     from the
                          from the               Benefits                Estimated              American
                          American               Accrued As              Annual                 Performance
Name of Person            Performance            Part of Fund            Benefits Upon          Funds Paid to
Position                  Funds                  Expenses                Retirement             Trustee
--------                  -----                  --------                ----------             -------
Walter B. Grimm           $0                     None                    None                   $0
Michael J. Hall           $9,000                 None                    None                   $9,000
Perry A. Wimpey           $9,000                 None                    None                   $9,000
I. Edgar Hendrix          $9,000                 None                    None                   $9,000

(1)  Figures are for the Funds' fiscal year ended August 31, 2000.

CODE OF ETHICS
--------------

         Each Fund, Bank of Oklahoma, N.A., and BISYS Fund Services have adopted codes of ethics ("Codes") under Rule 17j-1 of the 1940 Act, and these Codes permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by each Fund.

INVESTMENT ADVISER
------------------

         Investment advisory services are provided to each of the Funds by BOK, pursuant to an Investment Advisory Agreement.

         BOK, the largest trust company headquartered in the State of Oklahoma, is a subsidiary of BOK Financial Corporation ("BOK Financial"). BOK Financial is controlled by its principal shareholder, George B. Kaiser. Through its subsidiaries, BOK Financial provides a full array of trust, commercial banking and retail banking services. Its non-bank subsidiaries engage in various bank-related services, including mortgage banking and providing credit, life, accident, and health insurance on certain loans originated by its subsidiaries.

         BOK maintains offices in Oklahoma, Arkansas, Texas and New Mexico and offers a variety of services for both corporate and individual customers. Individual financial trust services include personal trust management, administration of estates, and management of individual investments and custodial accounts. For corporate clients, the array of services includes management, administration and recordkeeping of pension plans, thrift plans, 401(k) plans and master trust plans. BOK has experience in providing investment advisory service to the Funds and experience in managing collective investment funds with investment portfolios and objectives comparable to those of the Funds. BOK also serves as transfer agent and registrar for corporate securities, paying agent for dividends and its affiliates and interest, and indenture trustee of bond issues. At September 30, 2000, BOK and its affiliates had approximately $9.2 billion in assets under management.

         Subject to the general supervision of the Funds' Board of Trustees and in accordance with the investment objective and restrictions of each of the Funds, BOK reviews, supervises, and provides general investment advice regarding each of the Funds' investment programs. Subject to the general supervision of the Funds' Board of Trustees and in accordance with the investment objective and restrictions of each of the Funds, BOK makes all final decisions with respect to portfolio securities of each of the Funds, places orders for all purchases and sales of the portfolio securities of each of the Funds, and maintains each Fund's records directly relating to such purchases and sales.

         For the services provided and expenses assumed pursuant to the Investment Advisory Agreement with the Funds, the Adviser is entitled to receive a fee from each of the Funds, computed daily and paid monthly, based on the lower of (1) such fee as may, from time to time, be agreed upon in writing by the Funds and the Adviser or (2) the average daily net assets of each such Fund as follows: the U.S. Treasury Fund and the Cash Management Fund - forty one-hundredths of one percent (0.40%) annually; the Equity Fund and the Small Cap Equity Fund and the Growth Equity Fund - sixty-nine one-hundredths of one percent (0.69%) annually; the

Balanced Fund -seventy-four one-hundredths of one percent (0.74%) annually; the Bond Fund, the Intermediate Bond Fund, the Intermediate Tax-Free Bond Fund and the Short-Term Income Fund - fifty-five one-hundredths of one percent (0.55%) annually. (See "SALES CHARGES," "DISTRIBUTION," and "GENERAL INFORMATION --Custodian and Transfer Agent.") BOK may periodically waive all or a portion of its fee with respect to any Fund to increase the net income of such Fund available for distribution as dividends.

The Funds paid BOK the following fees for investment advisory services:


                                                   FISCAL YEAR ENDED

                                            August 31, 2000              August 31, 1999              August 31, 1998
                                            ---------------              ---------------              ---------------
                                                 Additional                   Additional                   Additional
                                                     Amount                       Amount                       Amount
                                          Paid       Waived           Paid        Waived           Paid        Waived
                                          ----       ------           ----        ------           ----        ------
U.S. Treasury Fund                  $1,944,043     $     --     $1,664,869      $      0     $1,495,245      $      0
Cash Management Fund                 1,665,822      631,871      1,862,255*      200,753      1,630,192*            0
Bond Fund                              204,794      117,027        198,756       113,576        162,521        92,870
Intermediate Bond Fund                 295,193      168,684        307,478       175,703        284,465       162,552
Intermediate Tax-Free Bond Fund         97,078       55,474        106,891        61,081        100,362        57,350
Short-Term Income Fund                      --      347,187              0       298,363              0       117,712
Equity Fund                            811,482      308,366        952,423       361,923        974,200       370,196
Balanced Fund                          263,998      201,142        161,661       226,590         46,817       236,504
Growth Equity Fund                     826,644      314,128        580,464       220,577        287,102       109,099
Small Cap Equity Fund                       --       53,360              0(1)     21,596(1)         N/A            --
Aggressive Growth Fund                     N/A          N/A         43,409        16,495        188,145        81,755


* Of this amount, AMR Investment Services, Inc. received $497,875 for the fiscal year ended August 31, 1999 and $954,195 for the fiscal year ended August 31, 1998.

         Until April 30, 1999, sub-investment advisory services were provided to the Cash Management Fund by AMR Investment Services, Inc. ("AMR") pursuant to a Sub-Investment Advisory Agreement between BOK and AMR. For the services provided and the expenses assumed pursuant to the Sub-Advisory Agreement, AMR received a fee from BOK, computed daily and paid monthly, at the annual rate of not less than fifteen one-hundredths of one percent (0.15%) nor more than forty one-hundredths of one percent (0.40%) of the average daily net assets of the Cash Management Fund.

         The Investment Advisory Agreement will continue in effect as to a particular Fund for successive one-year terms after the aforementioned date, if such continuance is approved at least annually by the Funds' Board of Trustees or by vote of a majority of the outstanding voting Shares of such Fund and a majority of the Trustees who are not parties to the Investment Advisory Agreement, or interested persons (as defined in 1940 Act) of any party to the Investment Advisory Agreement by votes cast in person at a meeting called for such purpose.

         The Investment Advisory Agreement is terminable as to a particular Fund at any time on 60 days' written notice without penalty by the Trustees, by vote of a majority of the outstanding voting Shares of that Fund, or by the Investment Adviser. The Investment Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

         The Investment Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of the Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance,


(1) Figures are for the period from commencement & operations on February 17, 1999 through August 31, 1999.

bad faith, or gross negligence on the part of the respective provider of services to the Funds in the performance of its duties, or from reckless disregard by it of its duties and obligations thereunder.

         From time to time, advertisements, supplemental sales literature and information furnished to present or prospective Shareholders of the Funds may include descriptions of the Adviser including, but not limited to, (i) a description of the adviser's operations; (ii) descriptions of certain personnel and their functions; and (iii) statistics and rankings related to the adviser's operations.

DISTRIBUTION
------------

         Shares of the Funds are sold on a continuous basis by the Distributor for the Funds. Under the Funds' Amended and Restated Distribution and Shareholder Services Plan (the "Distribution Plan"), each of the Funds will pay a monthly distribution fee to the Distributor as compensation for its services in connection with the Distribution Plan at an annual rate equal to twenty-five one hundredths of one percent (0.25%) of its average daily net assets. The Distributor may use the distribution fee to provide distribution assistance with respect to the Funds' Shares or to provide Shareholder services to the holders of the Funds' Shares. The Distributor may also use the distribution fee (i) to pay financial institutions and intermediaries (such as insurance companies, and investment counselors, but not including banks), broker-dealers, and the Distributor's affiliates and subsidiaries compensation for services or reimbursement of expenses incurred in connection with distribution assistance or
(ii) to pay banks, other financial institutions and intermediaries, broker-dealers, and the Distributor's affiliates and subsidiaries compensation for services or reimbursement of expenses incurred in connection with the provision of Shareholder services. All payments by the Distributor for distribution assistance or Shareholder services under the Distribution Plan will be made pursuant to an agreement between the Distributor and such bank, other financial institution or intermediary, broker-dealer, or affiliate or subsidiary of the Distributor (a "Servicing Agreement"; banks, other financial institutions and intermediaries, broker-dealers, and the Distributor's affiliates and subsidiaries which may enter into a Servicing Agreement are hereinafter referred to individually as a "Participating Organization"). A Servicing Agreement will relate to the provision of distribution assistance in connection with the distribution of the Funds' Shares to the Participating Organization's customers on whose behalf the investment in such Shares is made and/or to the provision of Shareholder services rendered to the Participating Organization's customers owning the Funds' Shares. Under the Distribution Plan, a Participating Organization may include the Funds' Advisers or their affiliates. A Servicing Agreement entered into with a bank (or any of its subsidiaries or affiliates) will contain a representation that the bank (or subsidiary or affiliate) believes that it possesses the legal authority to perform the services contemplated by the Servicing Agreement without violation of applicable banking laws (including the Glass-Steagall Act).

         The distribution fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular year by the Distributor in connection with distribution assistance or Shareholder services rendered by the Distributor itself or incurred by the Distributor pursuant to the Servicing Agreements entered into under the

Distribution Plan. If the amount of the distribution fee is greater than the Distributor's actual expenses incurred in a particular year (and the Distributor does not waive that portion of the distribution fee), the Distributor will realize a profit in that year from the distribution fee. If the amount of the distribution fee is less than the Distributor's actual expenses incurred in a particular year, the Distributor will realize a loss in that year under the Distribution Plan and will not recover from the Funds the excess of expenses for the year over the distribution fee, unless actual expenses incurred in a later year in which the Distribution Plan remains in effect were less than the distribution fee paid in that later year. The Distributor may periodically waive all or a portion of the distribution fee to increase the net income attributable to a Fund available for distribution as dividends to the Fund's Shareholders. To lower operating expenses, the Distributor may voluntarily reduce its fees under the Distribution Plan.

         The Distributor received the following amounts under the Distribution
Plan:


                                                 FISCAL YEAR ENDED

                                           August 31, 2000             August 31, 1999             August 31, 1998
                                           ---------------             ---------------             ---------------
                                                Additional                  Additional                  Additional
                                                    Amount                      Amount                      Amount
                                       Paid         Waived         Paid         Waived         Paid         Waived
                                       ----         ------         ----         ------         ----         ------
U.S. Treasury Fund                 $     --     $1,215,022     $      0     $1,040,542     $      0     $  934,531
Cash Management Fund                     --      1,436,053            0      1,289,379            0      1,018,870
Bond Fund                           146,283             --      141,969              0      116,086              0
Intermediate Bond Fund              210,854             --      219,627              0      203,189              0
Intermediate Tax-Free Bond Fund          --         69,342            0         76,352            0         71,687
Short-Term Income Fund              107,312         50,500       69,143         66,742            0         53,506
Equity Fund                         405,741             --      476,212              0      487,100              0
Balanced Fund                            --        157,142            0        131,166            0         95,717
Growth Equity Fund                  413,322             --      290,232              0           --             --
Small Cap Equity Fund                    --         19,333            0          7,824           --             --
Aggressive Growth Fund                   --             --       21,704             --      112,919              0


         Substantially all of the amount received by the Distributor under the Distribution Plan during the last fiscal year, the periods from September 1, 1999 to August 31, 2000, was spent on compensation to dealers. BISYS retained 1.09% and spent this amount on printing and mailing of prospectuses. The total amount spent on compensation to dealers during the last fiscal year was $14,025. The total amount retained by BISYS during the last fiscal year was $1,269,487.

GLASS-STEAGALL ACT
------------------


         The Gramm-Leach-Bliley Act of 1999 repealed certain provisions of the Glass-Steagall Act that had previously restricted the ability of banks and their affiliates to engage in certain mutual fund activities. Nevertheless, the Adviser's activities remain subject to, and may be limited by, applicable federal banking law and regulations. The Adviser believes that they possess the legal authority to perform the services for the Funds contemplated by the Investment Advisory Agreement and described in the Prospectuses and this Statement of Additional Information and has so represented in the Investment Advisory Agreement. Future changes in either federal or state statutes and regulations relating to the permissible activities of banks or bank holding companies and the subsidiaries or affiliates of those entities, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations could prevent or restrict the Adviser from continuing to perform such services for the Trust. Depending upon the nature of any changes in the services that could be provided by the Adviser, the Board of Trustees of the Trust would review the Trust's relationship with the Adviser and consider taking all action necessary in the circumstances.

         Should further legislative, judicial or administrative action prohibit or restrict the activities of the Adviser its affiliates, and its correspondent banks in connection with customer purchases of Shares of the Trust, such Banks might be required to alter materially or discontinue the services offered by them to customers. It is not anticipated, however, that any change in the Trust's method of operations would affect its net asset value per Share or result in financial losses to any customer.


PORTFOLIO TRANSACTIONS
----------------------

         Pursuant to the Investment Advisory Agreement, subject to the general supervision of the Board of Trustees of the Funds and in accordance with each Fund's investment objective, policies and restrictions, which securities are to be purchased and sold by each such Fund and which brokers are to be eligible to execute its portfolio transactions. Purchases and sales of portfolio securities with respect to the Money Market Funds and the Bond Funds usually are principal transactions in which portfolio securities are purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions with respect to the Equity Funds on stock exchanges (other than certain foreign stock exchanges) involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Funds, where possible, will deal directly with the dealers who make a market in the securities involved except in those circumstances where better price and execution are available elsewhere. While the Adviser generally seeks competitive spreads or commissions, the Funds may not necessarily pay the lowest spread or commission available on each transaction, for reasons discussed below.

         During the fiscal year ended August 31, 2000, the Funds paid aggregate brokerage commissions as follows:

         Equity Fund                                 $489,870
         Balanced Fund                               $132,948
         Growth Equity Fund                           $33,524
         Small Cap Equity Fund                        $30,219

         During the fiscal year ended August 31, 1999, the Funds paid aggregate brokerage commissions as follows:

         Equity Fund                                 $558,258
         Aggressive Growth Fund                      $104,769
         Balanced Fund                               $104,663
         Growth Equity Fund                          $236,072
         Small Cap Equity Fund                        $25,692


         During the fiscal year ended August 31, 1998, the Funds paid aggregate brokerage commissions as follows:

         Equity Fund                                  $279,771
         Aggressive Growth Fund                       $118,045
         Balanced Fund                                 $56,206
         Growth Equity Fund                            $61,297

         Allocation of transactions, including their frequency, to various dealers is determined by the Adviser with respect to the Funds it serves based on its best judgment and in a manner deemed fair and reasonable to Shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, dealers who provide supplemental investment research to the Adviser may receive orders for transactions by the Funds. Information so received is in addition to and not in lieu of services required to be performed by the Adviser and does not reduce the advisory fees payable to the Adviser. Such information may be useful to the Adviser in serving both the Funds and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to such adviser in carrying out its obligations to the Funds.

         The Funds will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with the Adviser, the Distributor, or their affiliates except as may be permitted under the 1940 Act, and will not give preference to correspondents of an Adviser with respect to such transactions, securities, savings deposits, repurchase agreements, and reverse repurchase agreements.

         Investment decisions for each Fund are made independently from those for the other Funds or any other investment company or account managed by the Adviser. Any such other investment company or account may also invest in the same securities as the Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of a given Fund and another Fund, investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Adviser believes to be equitable to the Fund(s) and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased by it for a Fund with those to be sold or purchased by it for other Funds or for other investment companies or accounts in order to obtain best execution. As provided by the Investment Advisory Agreement, in making investment recommendations for the Funds, the Adviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Funds is a customer of the Adviser or their respective parents or subsidiaries or affiliates unless legally required to do so and, in dealing with its commercial customers, the Adviser and their respective parents, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Funds.

Allocation of Initial Public Offerings
--------------------------------------

         Opportunities to invest in initial public offerings ("IPOs") will be allocated to Funds in a fair and equitable manner pursuant to the following procedures. When an opportunity to participate in an IPO has been identified, the investment personnel of BOK will conduct an analysis to determine which Funds would benefit from the addition of the IPO to their portfolios. This analysis will take into account each Fund's investment objective, policies and limitations. Also considered will be each Fund's liquidity and present portfolio, including risk/reward characteristics. When BOK investment personnel determine that an IPO opportunity is suitable and desirable for more than one Fund, the IPO will be allocated to each such Fund on the basis of relative net assets. Where the opportunity is determined to be suitable and desirable for only one Fund, the opportunity will be allocated solely to that Fund. All Fund allocation decisions shall be made by the Chief Investment Officer of BOK or his/her delegate. The availability of opportunities to invest in IPOs is highly dependent on market conditions. Investing in IPOs may significantly affect the performance of a Fund.

ADMINISTRATOR
-------------

         BISYS Fund Services Ohio ("BISYS") serves as general manager and administrator (the "Administrator") to each Fund pursuant to the Management and Administration Agreement (the "Administration Agreement"). The Administrator assists in supervising all operations of each Fund (other than those performed under the Investment Advisory, Custodian, Fund Accounting, and Transfer Agency Agreements for that Fund). The Administrator is a broker-dealer registered with the SEC and is a member of the National Association of Securities Dealers, Inc.

         Under the Administration Agreement, the Administrator has agreed to price the portfolio securities of each Fund and to compute the net asset value and net income of those Funds on a daily basis, to maintain office facilities for the Funds, to maintain the Funds' financial accounts and records, and to furnish the Funds statistical and research data, data processing, clerical, accounting, and bookkeeping services, and certain other services required by the Funds with respect to the Funds. The Administrator prepares annual and semi-annual reports to the SEC, prepares federal and state tax returns, prepares filings with state securities commissions, and generally assists in all aspects of the Funds' operations other than those performed under the Investment Advisory, Custodian, Fund Accounting, and Transfer Agency Agreements. Under the Administration Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.

         The Administrator receives a fee from each Fund for its services provided and expenses assumed pursuant to the Administration Agreement, calculated daily and paid monthly, at the annual rate of twenty one hundredths of one percent (0.20%) of each Fund's average daily net assets. The Administrator may periodically set its fees at less than the maximum allowable amount with respect to any Fund in order to increase the net income of one or more of the Funds available for distribution as dividends.

         BISYS received the following fees for management and administrative services:

                                        FISCAL YEAR ENDED

                                          August 31, 2000    August 31, 1999    August 31, 1998
                                          ---------------    ---------------    ---------------
                                        Paid       Waived               Paid               Paid
                                        ----       ------               ----               ----
U.S. Treasury Fund                  $972,021     $     --           $832,442           $747,624
Cash Management Fund                 919,078      229,769            958,511            815,098
Bond Fund                            117,027           --            113,576             92,870
Intermediate Bond Fund               168,684           --            175,704            162,552
Intermediate Tax-Free Bond Fund       55,474           --             61,081             57,350
Short-Term Income Fund               126,250           --            108,497             42,805
Equity Fund                          324,594           --            380,973            389,681
Balanced Fund                        125,714           --            104,934             76,574
Growth Equity Fund                   330,659           --            232,188            114,841
Small Cap Equity Fund                 15,467           --              6,259                 --
Aggressive Growth Fund                    --           --             14,453             86,058

         The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or any loss suffered by the Funds in connection with the matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith, or gross negligence in the performance of its duties, or from the reckless disregard by it of its obligations and duties thereunder.

SUB-ADMINISTRATOR
-----------------

         Effective May 12, 1995, BOK became the Sub-Administrator to the Funds pursuant to an agreement between the Administrator and BOK. Pursuant to this agreement, BOK assumed many of the Administrator's duties, for which BOK receives a fee, paid by the Administrator, calculated at an annual rate of five one-hundredths of one percent (0.05%) of each Fund's average net assets.

         BOK received the following fees for Sub-Administration services:

                                             FISCAL YEAR ENDED

                                       August 31, 2000           August 31, 1999           August 31, 1998
                                       ---------------           ---------------           ---------------
                                                  Paid                      Paid                      Paid
                                                  ----                      ----                      ----
U.S. Treasury Fund                            $243,002                  $ 20,611                  $373,811
Cash Management Fund                           287,210                   239,628                   407,548
Bond Fund                                       29,255                    15,270                    63,848
Intermediate Bond Fund                          42,199                    27,124                   111,754
Intermediate Tax-Free Bond Fund                 13,868                    43,926                    39,428
Short-Term Income Fund                          31,562                    28,394                    29,428
Equity Fund                                     81,148                    26,234                   336,099
Balanced Fund                                   31,428                    95,243                    70,830
Growth Equity Fund                              82,659                    58,047                    99,050
Small Cap Equity Fund                            3,866                     1,565                         -
Aggressive Growth Fund                              --                     2,891                    74,225

DISTRIBUTOR
-----------

         BISYS serves as distributor to each of the Funds pursuant to its Distribution Agreement with the Funds.

CUSTODIAN, TRANSFER AGENT AND FUND ACCOUNTANT
---------------------------------------------

         Cash and securities owned by each of the Funds are held by BOK as custodian. Under the Custodian Agreement BOK (i) maintains a separate account or accounts in the name of each Fund; (ii) makes receipts and disbursements of money on behalf of each Fund; (iii) collects and receives all income and other payments and distributions on account of the Funds' portfolio securities; (iv) responds to correspondence from security brokers and others relating to its duties; and (v) makes periodic reports to the Funds' Board of Trustees concerning the Funds' operations. BOK may, at its own expense, open and maintain a sub-custody account or accounts on behalf of the Funds, provided that it shall remain liable for the performance of all of its duties under the Custodian Agreement.

         Under the Custodian Agreement, the Funds have agreed to pay BOK a custodian fee with respect to each Fund at an annual rate of three one hundredths of one percent (0.03%) of such Fund's average daily net assets. BOK is also entitled to be reimbursed by the Funds for its reasonable out-of-pocket expenses incurred in the performance of its duties under the Custodian Agreement. BOK may periodically set its custodian fees at less than the maximum allowable amount with respect to a Fund to increase the Fund's net income available for distribution as dividends.

         BISYS Fund Services Ohio, Inc. serves as transfer agent to each of the Funds pursuant to a Transfer Agency Agreement with the Funds. While BISYS Fund Services Ohio, Inc. is a distinct legal entity from BISYS Fund Services (each Fund's Administrator and Distributor), BISYS Fund Services Ohio, Inc. is considered to be an affiliated person of BISYS Fund Services under the 1940 Act due to, among other things, the fact that BISYS Fund Services Ohio, Inc. is owned by substantially the same persons that directly or indirectly own BISYS Fund Services. Under the Transfer Agency Agreement, BISYS Fund Services Ohio, Inc. has agreed: (i) to issue and redeem Shares of the Funds; (ii) to address and mail all communications by the Funds to its Shareholders, including reports to Shareholders, dividend and distribution notices, and proxy material for its meetings of Shareholders; (iii) to respond to correspondence or inquiries by Shareholders and others relating to its duties; (iv) to maintain Shareholder accounts and certain sub-accounts; and (v) to make periodic reports to the Funds' Board of Trustees concerning the Funds' operations.

         Under the Transfer Agency Agreement, the Funds have agreed to pay BISYS Fund Services Ohio, Inc. an annual fee of two one- hundredths of one percent (0.02%) of each Fund's average daily net assets. In addition to the annual per fund fee, BISYS is entitled to receive an annual per account fee of $15.00 for each IRA account and the following annual fees:

Retail - Load     Retail - No-Load          Institutional
-------------     ----------------          -------------
Daily Dividend:   $25.00 per account        $21.00 per account         $17.00 per account
Annual Dividend:  $23.00 per account        $19.00 per account         $15.00 per account

         BISYS Fund Services Ohio, Inc. is also entitled to be reimbursed for out-of-pocket expenses in providing services under the Transfer Agency Agreement.

         BISYS Fund Services Ohio, Inc. serves as fund accountant for each Fund pursuant to a Fund Accounting Agreement with the Funds. As fund accountant for the Funds, BISYS Fund Services Ohio, Inc. prices the Funds' Shares, calculates the Funds' net asset value, and maintains the general ledger accounting records for each Fund. Under its Fund Accounting Agreement with the Funds, BISYS Fund Services Ohio, Inc. is entitled to receive a fee from each Fund as follows: three one- hundredths of one percent (0.03%) of average net assets up to $150 million; two one- hundredths of one percent (0.02%) of average net assets in excess of $150 million up to $250 million; one and one- half one- hundredths of one percent (0.015%) of average net assets in excess of $250 million. BISYS Fund Services Ohio, Inc. is also entitled to be reimbursed for out- of- pocket expenses in providing services under the Fund Accounting Agreement. BISYS Fund Services Ohio, Inc. may periodically set its fund accounting fees at less than the maximum allowable amount with respect to a Fund in order to increase the Fund's net income available for distribution as dividends.

AUDITORS
--------

         KPMG LLP, Two Nationwide Plaza, Columbus, Ohio, 43215, serves as independent public accountants for the Funds.

LEGAL COUNSEL
-------------

         Ropes & Gray, Suite 800 East, One Franklin Square, 1301 K Street, N.W., Washington, D.C. 20005 are counsel to the Funds.

                             ADDITIONAL INFORMATION

DESCRIPTION OF SHARES
---------------------

         Each Fund is a separate series of a Massachusetts business trust which was organized on October 1, 1987 and began active operations in August of 1990. The Declaration of Trust was filed with the Secretary of State of the Commonwealth of Massachusetts on October 2, 1987 and authorizes the Board of Trustees to issue an unlimited number of Shares, which are units of beneficial interest, with par value of $0.00001. The Funds currently comprise twelve series of Shares which represent interests in the Institutional U.S. Treasury Fund, the Institutional Cash Management Fund, the U.S. Treasury Fund, the Cash Management Fund, the Bond Fund, the Intermediate Bond Fund, the Intermediate Tax-Free Bond Fund, the Short-Term Income Fund, the Equity Fund, the Balanced Fund, the Growth Equity Fund and the Small Cap Equity Fund. The Aggressive Growth Fund was liquidated on February 19, 1999. The Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued Shares of the Funds into one or more additional series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.

Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the Prospectuses and this Statement of Additional Information, the Funds' Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Funds, Shares of a Fund are entitled to receive the assets available for distribution belonging to the Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution.

         Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Funds shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding Shares of each Fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding Shares of a Fund will be required in connection with a matter, a Fund will be deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are identical (in which case the Shareholders of the Funds will vote in the aggregate), or that the matter does not affect any interest of the Fund (in which case no vote by the Shareholders of the Fund in question will be required). Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding Shares of such Fund. However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by Shareholders of the Funds voting without regard to series.

SHAREHOLDER AND TRUSTEE LIABILITY
---------------------------------

         Under Massachusetts law, holders of units of beneficial interest in a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the Declaration of Trust provides that Shareholders shall not be subject to any personal liability for the obligations of the Funds, and that every written agreement, obligation, instrument, or undertaking made by the Funds shall contain a provision to the effect that the Shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the trust property of any Shareholder held personally liable solely by reason of his being or having been a Shareholder. The Declaration of Trust also provides that the Funds shall, upon request, assume the defense of any claim made against any Shareholder for any act or obligation of the Funds, and shall satisfy any judgment thereon. Thus, the risk of a Shareholder incurring financial loss on account of Shareholder liability is limited to circumstances in which the Funds themselves would be unable to meet their obligations.

         The Declaration of Trust states further that no Trustee, officer, or agent of the Funds shall be personally liable in connection with the administration or preservation of the assets of the trust or the conduct of the Funds' business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Declaration of Trust also provides that all persons having any claim against the Trustees or the Funds shall look solely to the assets of the trust for payment.

CALCULATION OF PERFORMANCE DATA
-------------------------------

         Yields based on the seven-day period ended August 31, 2000 (the "base period") were as follows:

         U.S. Treasury Fund                                        4.40%
         Cash Management Fund                                      5.10%

         Effective yields based on the base period were as follows:

         U.S. Treasury Fund                                        4.50%
         Cash Management Fund                                      5.23%

         Each Money Market Fund's seven-day yield is computed by determining the percentage net change, excluding capital changes, in the value of an investment in one share of the Fund over the base period, and multiplying the net change by 365/7 (or approximately 52 weeks). Each Money Market Fund's effective yield represents a compounding of the yield by adding 1 to the number representing the percentage change in value of the investment during the base period, raising that sum to a power equal to 365/7, and subtracting 1 from the result.

         Yields based on the thirty-day period ended August 31, 2000 ("30-day base period") were as follows:

--------------------------------------------------------------------------------
Fund                                 With Sales Load       Without Sales Load
--------------------------------------------------------------------------------
Bond Fund                                      6.03%                    6.22%
--------------------------------------------------------------------------------
Intermediate Bond Fund                         5.73%                    5.93%
--------------------------------------------------------------------------------
Intermediate Tax-Free Bond Fund                3.45%                    3.88%
--------------------------------------------------------------------------------
Short-Term Income Fund                         5.79%                    6.41%
--------------------------------------------------------------------------------

         The 30-day yield of each Bond Fund is calculated by dividing the net investment income per-share earned during the 30-day base period by the maximum offering price per share on the last day of the period, according to the following formula:

                         30-Day Yield = 2[( a-b +1)(6)-1]
                                           -----
                                            cd

         In the above formula, "a" represents dividends and interest earned during the 30-day base period; "b" represents expenses accrued for the 30-day base period (net of reimbursements); "c" represents the average daily number of Shares outstanding during the 30-day base period that were entitled to receive dividends; and "d" represents the maximum offering price per share on the last day of the 30-day base period.

         The tax equivalent yield for the Intermediate Tax-Free Bond Fund is computed by dividing that portion of the Intermediate Tax Free Bond Fund's yield which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield of the Fund that is not tax-exempt. The tax-equivalent yield for the Intermediate Tax-Free Bond Fund will generally be computed based on an assumed effective Federal income tax rate of 39.6%.

         The average annual total return of each Bond Fund and Equity Fund is determined by calculating the change in the value of a hypothetical $1,000 investment in the Fund for each of the periods shown. Average annual total return for each Fund was computed by determining the average annual compounded rate of return over the applicable period that would equate the initial amount invested to the ending redeemable value of the investment. The ending redeemable value includes dividends and capital gain distributions reinvested at net asset value. The resulting percentages indicated the positive or negative investment results that an investor would have experienced from changes in Share price and reinvestment of dividends and capital gains distributions. The total return data above are calculated assuming the imposition of the maximum sales charge for each respective Fund.

         The average annual total returns for the one-year period ended August 31, 2000 were as follows:


--------------------------------------------------------------------------------
Fund                                   With Sales Load      Without Sales Load
--------------------------------------------------------------------------------
Bond Fund                                        2.16%                   6.38%
--------------------------------------------------------------------------------
Intermediate Bond Fund                           3.04%                   6.21%
--------------------------------------------------------------------------------
Intermediate Tax-Free Bond Fund                  2.56%                   5.78%
--------------------------------------------------------------------------------
Short-Term Income Fund                           4.80%                   6.92%
--------------------------------------------------------------------------------
Equity Fund                                      9.89%                  15.70%
--------------------------------------------------------------------------------
Balanced Fund                                    7.38%                  13.06%
--------------------------------------------------------------------------------
Growth Equity Fund                              14.45%                  20.45%
--------------------------------------------------------------------------------
Small Cap Equity Fund                           15.53%                  21.60%
--------------------------------------------------------------------------------


         The average annual total returns for the five-year period ended August 31, 2000 were as follows:


--------------------------------------------------------------------------------
Fund                                   With Sales Load      Without Sales Load
--------------------------------------------------------------------------------
Bond Fund                                        5.16%                   6.03%
--------------------------------------------------------------------------------
Intermediate Bond Fund                           5.02%                   5.67%
--------------------------------------------------------------------------------
Intermediate Tax-Free Bond Fund                  4.08%                   4.71%
--------------------------------------------------------------------------------
Short-Term Income Fund                           5.87%                   6.29%
--------------------------------------------------------------------------------
Equity Fund                                     18.69%                  19.91%
--------------------------------------------------------------------------------
Balanced Fund                                   13.26%                  14.43%
--------------------------------------------------------------------------------
Growth Equity Fund                              26.11%                  27.40%
--------------------------------------------------------------------------------

         The average annual total returns for the period from commencement of operations through August 31, 1999 were as follows:


--------------------------------------------------------------------------------------------------------------------
Fund                                     Commencement of Operations       With Sales Load       Without Sales Load
----                                     --------------------------       ---------------       ------------------
--------------------------------------------------------------------------------------------------------------------
Bond Fund                                September 28, 1990                         6.93%                    7.37%
--------------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund                   September 28, 1990                         6.35%                    6.68%
--------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Free Bond Fund          May 29, 1992                               5.35%                    5.74%
--------------------------------------------------------------------------------------------------------------------
Short-Term Income Fund                   October 19, 1994                           5.83%                    6.19%
--------------------------------------------------------------------------------------------------------------------
Equity Fund                              September 28, 1990                        15.18%                   15.78%
--------------------------------------------------------------------------------------------------------------------
Balanced Fund                            June 1, 1995                              14.04%                   15.17%
--------------------------------------------------------------------------------------------------------------------
Growth Equity Fund(1)                    June 30, 1994                             25.22%                   26.26%
--------------------------------------------------------------------------------------------------------------------
Small Cap Equity Fund                    February 17, 1999                         13.22%                   17.10%
--------------------------------------------------------------------------------------------------------------------


         (1) The performance data for the Growth Equity Fund includes the performance history of its predecessor fund, a common trust fund, for the period from June 30, 1994 until the Growth Equity Fund commenced operations on November 3, 1997. The predecessor fund was not registered under the 1940 Act and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Code. If the predecessor fund had been subject to such requirements under the 1940 Act and the Code its performance may have been adversely affected.

         Performance will fluctuate from time to time and is not necessarily representative of future results. Accordingly, a Fund's performance may not provide for comparison with bank deposits or other investments that pay a fixed return for a stated period of time. Performance is a function of a Fund's quality, composition, and maturity, as well as expenses allocated to the Fund. Fees imposed upon Customer accounts by Participating Organizations will reduce a Fund's effective yield to customers.

PERFORMANCE COMPARISONS
-----------------------

         Investors may judge the performance of the Funds by comparing their performance to the performance of other mutual funds or mutual fund portfolios with comparable investment objectives and policies through various mutual fund or market indices such as the Morgan Stanley Capital International EAFE Index and those prepared by Dow Jones & Co., Inc., Standard & Poor's Corporation, Shearson Lehman Brothers, Inc. and The Russell 2000 Index and to data prepared by Lipper, Inc., a widely recognized independent service which monitors the performance of mutual funds, Morningstar, Inc. and the Consumer Price Index. Comparisons may also be made to indices or data published in Donoghue's MONEY FUND REPORT of Holliston, Massachusetts 01746, a nationally recognized money market fund reporting service, Money Magazine, Forbes, Fortune, Ibbotson Associates, Inc., CDA/Wiesenberger, American Banker, Institutional Investor, Barron's, The Wall Street Journal, The Bond Buyer's Weekly 20-Bond Index, The Bond Buyer's Index, The Bond Buyer, The New York Times, Business Week, Pensions and Investments, U.S.A. Today and local newspapers. In addition to performance information, general information about these Funds that appears in a publication such as those mentioned above may be included in advertisements and in reports to Shareholders.

         From time to time, the Funds may include the following types of information in advertisements, supplemental sales literature and reports to
Shareholders: (1) discussions of general economic or financial principles (such as the effects of inflation, the power of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions; (4) descriptions of past or anticipated portfolio holdings for one or more of the Funds within the Trust; (5) descriptions of investment strategies for one or more of such Funds; (6) descriptions or comparisons of various savings and investment products (including but not limited to insured bank products, annuities, qualified retirement plans and individual stocks and bonds) which may or may not include the Funds; (7) comparisons of investment products (including the Funds) with relevant market or industry indices or other appropriate benchmarks; (8) discussions of fund rankings or ratings by recognized rating organizations; and (9) testimonials describing the experience of persons that have invested in one or more of the Funds. In addition, with respect to the Intermediate Tax-Free Bond Fund, the benefits of tax-free investments may be communicated to shareholders. For example, the Intermediate Tax-Free Bond Fund may present information on the yield that a taxable investment must earn at various income brackets to produce after-tax yields equivalent to those of the tax-exempt investments.

         The Funds may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any of the Funds.

         Morningstar, Inc., Chicago, Illinois, rates mutual funds on a one- to five-star rating scale with five stars representing the highest rating. Such ratings are based upon a fund's historical risk/reward ratio as determined by Morningstar relative to other funds in that fund's class. Funds are divided into classes based upon their respective investment objectives. The one- to five-star ratings represent the following ratings by Morningstar, respectively: Lowest, Below Average, Neutral, Above Average and Highest.

         Current yields or performance will fluctuate from time to time and are not necessarily representative of future results. Accordingly, a Fund's yield or performance may not provide for comparison with bank deposits or other investments that pay a fixed return for a stated period of time. Yield and performance are functions of a Fund's quality, composition, and maturity, as well as expenses allocated to the Fund.

         Fees imposed on its affiliated or correspondent banks for cash management services will reduce a Fund's effective yield to Customers.

MISCELLANEOUS
-------------

         The Funds are not required to hold a meeting of Shareholders for the purpose of electing Trustees except that (i) the Funds are required to hold a Shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by Shareholders and
(ii) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the Shareholders, that vacancy may only be filled by a vote of the Shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of Shares representing two-thirds of the outstanding Shares of the Funds at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of Shares representing not less than 10% of the outstanding Shares of the Funds. Upon written request by the holders of Shares representing 1% of the outstanding Shares of the Funds stating that such Shareholders wish to communicate with the other Shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Funds will provide a list of Shareholders or disseminate appropriate materials (at the expense of the requesting Shareholders). Except as set forth above, the Trustees may continue to hold office and may appoint successor Trustees.

         The Funds are registered with the SEC as a management investment company. Such registration does not involve supervision by the Commission of the management or policies of the Funds.

         The Prospectuses and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the Commission's website at http://www.sec.gov or from the Commission upon payment of the prescribed fee.

         The Prospectuses and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectus and Statement of Additional Information.

         As of December 7, 2000, Bank of Oklahoma, N.A. (Bank of Oklahoma Tower, One Williams Center, Tulsa, Oklahoma 74103) and its bank affiliates were the Shareholder of record of 100% of the U.S. Treasury Fund's Shares, 100% of the Cash Management Fund's Shares, 97% of the Bond Fund's Shares, 96% of the Intermediate Bond Fund's Shares, 81% of the Intermediate Tax-Free Bond Fund's Shares, 97% of the Short-Term Income Fund's Shares, 97% of the Equity Fund's Shares, 100% of the Balanced Fund's Shares, 96% of the Growth Equity Fund's Shares, and 100% of the Small Cap Equity Fund's Shares. As of December 7, 2000 Bank of Oklahoma, N.A. and its bank affiliates possessed, on behalf of its underlying accounts, voting or investment power with respect to 23% of the U.S. Treasury Fund's Shares, 24% of the Cash Management Fund's Shares, 77% of the Bond Fund's Shares, 79% of the Intermediate Bond Fund's Shares, 78% of the Intermediate Tax-Free Bond Fund's Shares, 96% of the Short-Term Income Fund's Shares, 65% of the Equity Fund's Shares, 48% of the Balanced Fund's Shares, 81% of the Growth Equity Fund's Shares, and 95% of the Small Cap Equity Fund's Shares, and, as a consequence, Bank of Oklahoma, N.A. and its bank affiliates may be deemed to be a controlling person of each Fund under the 1940 Act.

         As of December 7, 2000 the trustees and officers of the Funds, as a group, owned less than one percent of the Shares of each of the Funds.

         The following table indicates each additional person known by the Funds to own beneficially five percent (5%) or more of the Shares of the Funds as of December 7, 2000:

Name and Address                                                Percent of Fund
                               U.S. Treasury Fund
                               ------------------

NABANK and Co.                                                           99.99%
P.O. Box 2180
Tulsa, OK  74192


                              Cash Management Fund
                              --------------------

NABANK and Co.                                                           99.92%
P.O. Box 2180
Tulsa, OK  74192


                                    Bond Fund
                                    ---------

NABANK and Co.                                                           94.70%
P.O. Box 2180
Tulsa, OK  74192

                             Intermediate Bond Fund
                             ----------------------

NABANK and Co.                                                           93.00%
P.O. Box 2180
Tulsa, OK  74192


                         Intermediate Tax-Free Bond Fund
                         -------------------------------

NABANK and Co.                                                           76.25%
P.O. Box 2180
Tulsa, OK  74192


                             Short Term Income Fund
                             ----------------------

NABANK and Co.
24.35%167
All Reinvest Account
P.O. Box 2180
Tulsa, OK  74192

NABANK and Co.                                                           64.53%
Income
Cash/CG/Reinvest
P.O. Box 2180
Tulsa, OK  74192

NABANK and Co.                                                           8.133%
P.O. Box 2180170
Tulsa, OK  74192171


                                   Equity Fund
                                   -----------

NABANK and Co.                                                           96.58%
P.O. Box 2180
Tulsa, OK  74192


                                  Balanced Fund
                                  -------------

NABANK and Co.                                                           99.72%
P.O. Box 2180
Tulsa, OK  74192

                               Growth Equity Fund
                               ------------------

NABANK and Co.                                                           92.63%
P.O. Box 2180
Tulsa, OK  74192


                              Small Cap Equity Fund

NABANK and Co.                                                           97.25%
P.O. Box 2180
Tulsa, OK  74192

                              FINANCIAL STATEMENTS


         The Independent Auditors' Report, Financial Highlights, and Financial Statements included in the American Performance Funds' Annual Report for the fiscal year ended August 31, 2000, are incorporated by reference into this Statement of Additional Information. A copy of the Annual Report dated as of August 31, 2000 may be obtained without charge by contacting the Distributor, BISYS Fund Services at 3435 Stelzer Road, Columbus, Ohio 43219 or by telephoning toll-free at 1-800-762-7085.

APPENDIX


The nationally recognized statistical rating organizations (individually, an "NRSRO") that may be utilized by the Funds with regard to portfolio investments for the Funds include Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), Fitch IBCA, Duff & Phelps ("Fitch IBCA"), and Thomson BankWatch, Inc. ("Thomson"). Set forth below is a description of the relevant ratings of each such NSRO. The NSROs that may be utilized by the Funds and the description of each NSRO's ratings is as of the date of this Statement of Additional Information, and may subsequently change.


Long -Term Debt Ratings (may be assigned, for example, to corporate and municipal bonds)

Description of the five highest long-term debt ratings by Moody's (Moody's applies numerical modifiers (1,2, and 3) in each rating category to indicate the security's ranking within the category):

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.


         Description of the five highest long-term debt ratings by S & P (S&P may apply a plus (+) or minus (-) to a particular rating classification to show relative standing within that classification):

AAA An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated 'AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

Description of the three highest long-term debt ratings by Fitch IBCA:

AAA Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.


AA Very high credit quality. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. `A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

Short -Term Debt Ratings (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit)

Moody's description of its three highest short-term debt ratings:

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

                  - Leading market positions in well-established industries.

                  - High rates of return on funds employed.

                           - Conservative capitalization structure with moderate
                             reliance on debt and ample asset protection.

                           - Broad margins in earnings coverage of fixed
                             financial charges and high internal cash generation.

                           - Well-established access to a range of financial
                             markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

S & P's description of its three highest short-term debt ratings:

A-1 A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Fitch IBCA's description of its three highest short-term debt ratings:

F1 Highest credit quality. Indicates the Best capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

Short-Term Loan/Municipal Note Ratings


Moody's description of its two highest short-term loan/municipal note ratings:

MIG1/VMIG 1       This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2      This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

SHORT-TERM DEBT RATINGS
-----------------------


         Thomson BankWatch, Inc. ("TBW") ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries.


         BankWatch(TM) Ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.


The TBW Short-Term Ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned.

The TBW Short-Term Rating apply only to unsecured instruments that have a maturity of one year or less.

The TBW Short-Term Ratings specifically assess the likelihood of an untimely payment of principal or interest.

TBW-1 THE HIGHEST CATEGORY; INDICATES A VERY HIGH LIKELIHOOD THAT PRINCIPAL AND INTEREST WILL BE PAID ON A TIMELY BASIS.

TBW-2 The second-highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

TBW-3 The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

TBW-4 The lowest rating category; this rating is regarded as non investment grade and therefore speculative.

                             REGISTRATION STATEMENT
                                       OF
                           AMERICAN PERFORMANCE FUNDS
                                       ON
                                    FORM N-1A

PART C.  OTHER INFORMATION

Item 23. EXHIBITS

         (a) Agreement and Declaration of Trust dated October 1, 1987, as amended and restated on August 20, 1990 is incorporated by reference to Exhibit 1 to Post-Effective Amendment No. 1 to the Funds' Registration Statement (filed October 31,
                      1990).

         (b)(1) Bylaws as approved and adopted by Registrant's Board of Trustees is incorporated by reference to Exhibit 2 to Post-Effective Amendment No. 1 to the Funds' Registration Statement (filed October 31, 1990).

         (b)(2) Certified Resolution of the Registrant's Board of Trustees amending the Registrant's Bylaws as adopted by a unanimous vote at a meeting of the Board of Trustees on October 25, 1991 is incorporated by reference to Exhibit 2(b) to Post-Effective Amendment No. 3 to the Funds' Registration Statement (filed November 26, 1991).

         (b)(3) Certified Resolution of the Registrant's Board of Trustees amending the Registrant's Bylaws as adopted by a unanimous vote at a meeting of the Board of Trustees on October 25, 1991 is incorporated by reference to Exhibit 2(b) to Post-Effective Amendment No. 3 to the Funds' Registration Statement (filed November 26, 1991).

         (c)          Article III, Section 4 and 5, Article V, Article VIII,
                      Section 4, and Article IX, Sections 1, 4, 5 and 7 of the Agreement and Declaration of Trust dated October 1, 1987, as amended and restated on August 20, 1990 is incorporated by reference to Exhibit 1 to Post-Effective Amendment No. 1 to the Funds' Registration Statement (filed October 31,
                      1990).

                      Article 9, Article 10, Section 6 and Article 11 of the Bylaws as approved and adopted by Registrant's Board of Trustees is incorporated by reference to Exhibit 2 to Post-Effective Amendment No. 1 to the Funds' Registration Statement (filed October 31, 1990).

         (d)(1) Investment Advisory Agreement between Registrant and Bank of Oklahoma, N.A. (formerly BancOklahoma Trust Company) dated October 1, 1994 is incorporated by reference to Exhibit (5)(a) to Post-Effective Amendment No. 11 to the Funds' Registration Statement (filed February 13, 1995).

         (d)(2) Investment Advisory Agreement between Registrant and Bank of Oklahoma, N.A. dated July 25, 1997 is incorporated by reference to Exhibit (d)(2) to Post-Effective Amendment No. 20 to the Funds' Registration Statement (filed October 29, 1999).

         (d)(3) Sub-Investment Advisory Agreement between Bank of Oklahoma, N.A. and AMR Investment Services, Inc. dated June 16, 1997 is incorporated by reference to Exhibit 5(b) to Post-Effective Amendment No. 16 to the Funds' Registration Statement (filed December 17, 1997).

         (d)(4) Amended Schedule A dated January 21, 1999 to the Investment Advisory Agreement between Registrant and Bank of Oklahoma, N.A. dated July 25, 1997 is incorporated by reference to Exhibit (d)(4) to Post-Effective Amendment No. 20 to the Funds' Registration Statement (filed October 29, 1999).

         (e)(1) Distribution Agreement between Registrant and BISYS Fund Services, LP (formerly, The Winsbury Company Limited Partnership) is incorporated by reference to Exhibit 6(a) to Post-Effective Amendment No. 6 to the Funds' Registration Statement (filed December 7, 1993).

         (e)(2) Amended Schedules A and B dated January 21, 1999 to Distribution Agreement between Registrant and BISYS Fund Services, LP (formerly, The Winsbury Company Limited Partnership) dated October 1, 1993 are incorporated by reference to Exhibit (e)(2) to Post-Effective Amendment No. 20 to the Funds' Registration Statement (filed October 29, 1999).

         (f)          None.

         (g)(1) Custodian Agreement between Registrant and Bank of Oklahoma, N.A. is incorporated by reference to Exhibit 8(a) to Post-Effective Amendment No. 1 to the Funds' Registration Statement (filed October 31, 1990).

         (g)(2) Amended Schedule A dated January 21, 1999 to Custodian Agreement dated September 5, 1990 between Registrant and Bank of Oklahoma,

                      N.A. is incorporated by reference to Exhibit (g)(2) to Post-Effective Amendment No. 20 to the Funds' Registration Statement (filed October 29, 1999).

         (h)(1) Management and Administration Agreement between Registrant and BISYS Fund Services, LP (formerly The Winsbury Company Limited Partnership) dated September 5, 1990, as amended and restated on May 12, 1995, is incorporated by reference to Exhibit 9(a) to Post-Effective Amendment No. 13 to the Funds' Registration Statement (filed October 31, 1995).

         (h)(2) Administration Agreement between Registrant and BISYS Fund Services Ohio, Inc. dated September 15, 1999 is incorporated by reference to Exhibit (h)(2) to Post-Effective Amendment No. 20 to the Funds' Registration Statement (filed October 29, 1999).

         (h)(3) Transfer Agency and Shareholder Service Agreement between Registrant and BISYS Fund Services Ohio, Inc. (formerly, The Winsbury Service Corporation) is incorporated by reference to Exhibit 9(b) to Post-Effective Amendment No. 1 to the Funds' Registration Statement (filed October 31,
                      1990).

         (h)(4) Transfer Agency Agreement between Registrant and BISYS Fund Services Ohio, Inc. dated September 15, 1999 is incorporated by reference to Exhibit (h)(4) to Post-Effective Amendment No. 20 to the Funds' Registration Statement (filed October 29, 1999).

         (h)(5) Fund Accounting Agreement between Registrant and BISYS Fund Services Ohio, Inc. (formerly, The Winsbury Service Corporation) dated September 5, 1990, as amended and restated May 12, 1995, is incorporated by reference to
                      Exhibit 9(d) to Post-Effective Amendment No. 15 to the Funds' Registration Statement (filed June 24, 1997).

         (h)(6) Fund Accounting Agreement between Registrant and BISYS Fund Services Ohio, Inc. dated September 15, 1999, is incorporated by reference to Exhibit (h)(6) to Post-Effective Amendment No. 20 to the Funds' Registration Statement (filed October 29, 1999).

         (h)(7) Sub-Administration Agreement between BISYS Fund Services, Limited Partnership and Bank of Oklahoma, N.A. dated July 25, 1997 is incorporated by reference to Exhibit 9(f) to Post-Effective Amendment No. 16 to the Funds' Registration Statement (filed December 17, 1997).

         (h)(8) Sub-Administration Agreement between BISYS Fund Services, Ohio, Inc. and Bank of Oklahoma, N.A. dated September 15, 1999, is incorporated by reference to Exhibit (h)(8) to Post-Effective Amendment No. 20 to the Funds' Registration Statement (filed October 29, 1999).

         (i)          Opinion of Ropes & Gray is filed herewith.

         (j)(1)       Consent of  KPMG LLP is filed herewith.

         (j)(2)       Consent of Ropes & Gray is filed herewith.

         (k)          Omitted Financial Statements:  None.

         (l) Purchase Agreement dated August 3, 1990 between Registrant and Winsbury Associates is incorporated by reference to
                      Exhibit 13 to Post-Effective Amendment No. 1 to the Funds' Registration Statement (filed October 31, 1990).

         (m)(1) Amended and Restated Distribution and Shareholder Services Plan dated October 1, 1993 is incorporated by reference to
                      Exhibit 15(a) to Post-Effective Amendment No. 7 to the Funds' Registration Statement (filed December 16, 1993).

         (m)(2) Servicing Agreement with Respect to Shareholder Services to be utilized in connection with Distribution and Shareholder Services Plan is incorporated by reference to
                      Exhibit 15(b) to Pre-Effective Amendment No. 1 to the Funds' Registration Statement (filed August 29, 1990).

         (m)(3) Servicing Agreement with Respect to Distribution Assistance and Shareholder Services to be utilized in connection with Distribution and Shareholder Services Plan is incorporated by reference to Exhibit 15(c) to Pre-Effective Amendment No. 1 to the Funds' Registration Statement (filed August 29, 1990).

         (m)(4) Amended Schedule A to Amended and Restated Distribution and Shareholder Services Plan dated October 1, 1993, is incorporated by reference to Exhibit (m)(4) to Post-Effective Amendment No. 20 to the Funds' Registration Statement (filed October 29, 1999).

         (o)          None.

         (p)(1) Code of Ethics for the American Performance Funds is incorporated by reference to Exhibit (p)(1) to Post-Effective Amendment No. 22 to the Funds' Registration Statement (filed September 25, 2000).

         (p)(2) Code of Ethics for Bank of Oklahoma, N.A. is incorporated by reference to Exhibit (p)(1) to Post-Effective Amendment No. 22 to the Funds' Registration Statement (filed September 25, 2000).

         (p)(3) Code of Ethics for BISYS Fund Services is incorporated by reference to Exhibit (p)(1) to Post-Effective Amendment No. 22 to the Funds' Registration Statement (filed September 25, 2000).


Item 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         There are no persons controlled or under common control with the Registrant.

Item 25. INDEMNIFICATION

         Article VIII of Registrant's Agreement and Declaration of Trust, filed or incorporated by reference as Exhibit (1) hereto, provides for the indemnification of Registrant's trustees and officers. Indemnification of Registrant's principal underwriter is provided for in the Agreement between Registrant and that service provider as filed or incorporated by reference as Exhibits hereto. As of the effective date of this Registration Statement, Registrant has obtained from a major insurance carrier a trustees and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its trustees, officers, employees, or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release 11330 under the Investment Company Act of 1940 in connection with any indemnification.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

         Bank of Oklahoma, N.A. ("BOK") serves as Registrant's investment adviser.

         To the knowledge of Registrant, none of the directors or officers of BOK except those set forth below is or has been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature. Set forth below are the names and principal businesses of the directors of BOK who are engaged in any other business, profession, vocation or employment of a substantial nature.

                             BANK OF OKLAHOMA, N.A.

         Name and Position With           Other
         Bank of Oklahoma                 Substantial                                       Type of
         N.A.                             Occupation                                        Business
         ----------------------           -----------                                       --------
         W. Wayne Allen                   Chairman and Chief Executive Officer,             Oil
         Director                          Phillips Petroleum Company, 18
                                           Phillips Building, Bartlesville, OK 74004

         Keith E. Bailey                  Chairman, President and Chief                     Oil, Gas and
         Director                          Executive Officer, The Williams                  Telecommunications
                                           Companies, Inc., P.O. Box 2400,
                                           Tulsa, OK 74102

         Glenn A. Cox                     (Retired President and Chief Operating            Oil
         Director                          Officer, Phillips Petroleum Company),
                                           401 SE Dewey, Suite 318,
                                           Bartlesville, OK 74003

         Dr. Robert H. Donaldson          (Former President, University of                  Education
         Director                          Tulsa), 6449 S. Richmond, Tulsa, OK 74136

         James O. Goodwin                  Chief  Executive Officer, The Oklahoma            Publishing
         Director                          Eagle Publ. Co., 624 East Archer,
                                           Tulsa, OK 74120


         D. Joseph Graham                 Vice President and Chief Financial                Oil
         Director                          Officer, Kaiser-Francis Oil Company,
                                           P.O. Box 21468, Tulsa, OK 74121-1468

         V. Burns Hargis                  None
         Director and Vice Chairman

         Eugene A. Harris                 None
         Director and Executive
         Vice President

         E. Carey Joullian IV             President, Mustang Fuel Corporation,              Energy
         Director                          2000 Classen Blvd., 800E, Oklahoma
                                           City, OK 73106-6036

         George  B. Kaiser                President and Owner, Kaiser-Francis               Oil
         Director and                      Oil Co., P.O. Box 21468, Tulsa, OK
         Chairman of the Board             74121-1468


         David R. Lopez                   President, Oklahoma Southwestern Bell             Telecommunications
         Director                          Telephone, 800 North Harvey, Oklahoma
                                           City, OK 73102

         Stanley  A. Lybarger             None
         Director, President and
         Chief Executive Officer

         Frank A. McPherson               (Retired Chairman and Chief Executive             Oil
         Director                          Officer Kerr-McGee Corporation), The
                                           Oil Center, 2601 Northwest Expressway,
                                           Suite 805E, Oklahoma City, OK 73112


         J. Larry Nichols                 Chief Executive Officer and President,            Energy
         Director                          Devon Energy Corporation, 20 North
                                           Broadway, Suite 1500, Oklahoma City,
                                           OK 73102-8260

         James W. Pielsticker             President, Arrow Trucking Company,                Trucking
         Director                          4230 South Elwood, P.O. Box 3750,
                                           Tulsa, OK 74101

         E.C. "Kip" Richards              Senior Vice President of Operations,              Oil
         Director                          Sooner Pipe and Supply Corporation,
                                           MidContinent Tower, 10th Floor, 401
                                           S. Boston, Tulsa, OK 74103

         L. Francis Rooney, III           Chairman and Chief Executive Officer,             Construction
         Director                          Manhattan Construction Company, 111
                                           W. 5th Street, Suite 1000, Tulsa, OK
                                           74103-4253

         James A. White                   None
         Director, Executive Vice
         President and Chief
         Financial Officer





The address of Bank of Oklahoma, N.A. is P.O. Box 2300, Tulsa, Oklahoma  74192.

The address of the BOK Financial Corporation is One Williams Center, Bank of Oklahoma Tower, Tulsa, Oklahoma 74192.

Item 27.  PRINCIPAL UNDERWRITER

     (a) BISYS Fund Services, Limited Partnership acts as distributor and administrator for Registrant. BISYS Fund Services also distributes the securities of the following investment companies:
               Alpine Equity Trust, American Independence Funds Trust, American Performance Funds, AmSouth Funds, BB&T Funds, The Coventry Group, The Eureka Funds, Fifth Third Funds, Governor Funds, Hirtle Callaghan Trust, HSBC Funds Trust and HSBC Mutual Funds Trust, The Infinity Mutual Funds, Inc., Magna Funds, Mercantile Mutual Funds, Inc., Metamarkets.com, Meyers Investment Trust, MMA Praxis Mutual Funds, M.S.D.&T. Funds, Old Westbury Funds, Inc., Pacific Capital Funds, Republic Advisor Funds Trust, Republic Funds Trust, Summit Investment Trust, USAllianz Variable Insurance Products Trust, Variable Insurance Funds, The Victory Portfolios, The Victory Variable Insurance Funds, Vintage Mutual Funds, Inc., and WHATIFI Funds.

     (b) Partners of BISYS Fund Services as of the date of this Part C are as follows:

                                         Positions and                       Positions and
Name and Principal                       Offices with                        Offices with
Business Address                         BISYS Fund Services                 Registrant
----------------                         -------------------                 ----------
BISYS Fund Services, Inc.                Sole General Partner                None
3435 Stelzer Road
Columbus, Ohio 43219

WC Subsidiary Corporation                Sole Limited Partner                None
150 Clove Road
Little Falls, NJ 07424


Each of these corporations is a subsidiary of The BISYS Group, Inc., 150 Clove Road, Little Falls, NJ 07424.

Item 28. LOCATION OF ACCOUNTS AND RECORDS

         (1) Bank of Oklahoma, N.A. , Bank of Oklahoma Tower, Tulsa, Oklahoma 74103 (records relating to its functions as Investment Adviser).

         (2) AMR Investment Services, Inc., P.O. Box 619003, Dallas/Ft. Worth Airport, Texas 75261-9003 (records relating to its function as former Sub-Investment Adviser).

         (3) BISYS Fund Services, LP, 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its functions as Distributor).

         (4) BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219 (records relating to its functions as Administrator, Transfer Agent, and Fund Accountant).

         (5) Bank of Oklahoma, N.A., Bank of Oklahoma Tower, Tulsa, Oklahoma 74103 (records relating to its functions as Custodian).

         (6) Ropes & Gray, One Franklin Square, 1301 K Street, N.W., Suite 800 East, Washington, D.C. 20005 (Agreement and Declaration of Trust, Bylaws and Minute Books).

Item 29. MANAGEMENT SERVICES

         N/A.

Item 30. UNDERTAKINGS

         (a) Registrant undertakes to call a meeting of shareholders, at the request of holders of 10% of the Registrant's outstanding shares, for the purpose of voting upon the question of removal of a trustee or trustees and undertakes to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

         (b) The Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders upon request and without charge.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amendment No. 25 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Washington, District of Columbia on the 28th day of December 2000.

                                                      American Performance Funds
                                                      Registrant

                                                         */S/WALTER B. GRIMM
                                                         -----------------------
                                                         Walter B. Grimm
                                                         President

 Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 25 to the Registration Statement has been signed below by the following persons in the capacity and on the date indicated.

SIGNATURE                                                TITLE                                DATE
---------                                                -----                                ----
*/S/WALTER B. GRIMM                                      Chairman, President                  December 28, 2000
------------------------                                 and Trustee
 Walter B. Grimm

*/S/JEFFREY SHIVERDECKER                                 Treasurer                            December 28, 2000
------------------------
 Jeffrey Shiverdecker

*/S/MICHAEL J. HALL                                      Trustee                              December 28, 2000
------------------------
 Michael J. Hall

*/S/PERRY A. WIMPEY                                      Trustee                              December 28, 2000
------------------------
 Perry A. Wimpey

*/S/I. EDGAR HENDRIX                                     Trustee                              December 28, 2000
------------------------
 I. Edgar Hendrix

* BY: /S/ALAN G. PRIEST
------------------------
 Alan G. Priest, As
 Attorney-in-Fact Pursuant
 to Powers of Attorney Filed Herewith.

POWER OF ATTORNEY

         Michael J. Hall, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Maryellen M. Lundquist, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the American Performance Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated:  July 25, 1997                            /S/ MICHAEL J. HALL
                                                 -------------------------------
                                                     Michael J. Hall

                                POWER OF ATTORNEY

         Perry A. Wimpey, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Maryellen M. Lundquist, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the American Performance Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated:  July 25, 1997                            /S/ PERRY A. WIMPEY
                                                 -------------------------------
                                                     Perry A. Wimpey

                                POWER OF ATTORNEY

         I. Edgar Hendrix, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Maryellen M. Lundquist, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the American Performance Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated:  July 25, 1997                            /S/ I. EDGAR HENDRIX
                                                 -------------------------------
                                                     I. Edgar Hendrix

                                POWER OF ATTORNEY

         Walter B. Grimm, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Maryellen M. Lundquist, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the American Performance Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated:  July 25, 1997                            /S/ WALTER B. GRIMM
                                                 -------------------------------
                                                     Walter B. Grimm

                                POWER OF ATTORNEY

         Jeffrey Shiverdecker, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the American Performance Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated:  October 29, 1999                          /S/ JEFFREY SHIVERDECKER
                                                 -------------------------------
                                                      Jeffrey Shiverdecker

                                  EXHIBIT INDEX

EXHIBIT
  NO.          DESCRIPTION
-------        -----------

(i)            Opinion of Ropes & Gray.

(j)(1)         Consent of  KPMG LLP.

(j)(2)         Consent of Ropes & Gray.